         As filed with the Securities and Exchange Commission on April 25, 2001.
                                                      Registration No. 333-24657


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8


  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               (Name of Depositor)

                               500 Boylston Street
                        Boston, Massachusetts 02116-3739
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
            The Manufacturers Life Insurance Company of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

It is proposed that this filing will become effective:

         ___      immediately upon filing pursuant to paragraph (b) of Rule 485


         _X_      on [April 30, 2001] pursuant to paragraph (b) of Rule 485


         ___      60 days after filing pursuant to paragraph (a)(1) of Rule 485


         ___      on [April 30, 2001] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A



                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A                 Caption in Prospectus
-----------------      -----------------------------------------
1.................     Cover Page

2.................     Appendix A: Special Terms

3.................     Summary

4.................     Appendix B: Table of Accumulation Values

5.................     General Information about Us, The Variable Account, the
                        Trust and the Merrill Variable Funds

6.................     Charges and Deductions; Withdrawal Charges; Reduction or
                        Elimination of Withdrawal Charges; Administration Fees;
                        Mortality and Expense Risks Charge; Taxes; Expenses of
                        Distributing the Contract

7.................     Accumulation Period Provisions; Company Approval;
                        Purchase Payments; Accumulation Units; Net Investment
                        Factor; Transfers Among Investment Options; Telephone
                        Transactions; Special Transfer Services - Dollar Cost
                        Averaging; Asset Rebalancing Program; Withdrawals;
                        Special Withdrawal Services - the Income Plan; Contract
                        Owner Inquiries; Other Contract Provisions; Ownership;
                        Beneficiary; Modification

8.................     Pay Out Period Provisions; General; Annuity Options;
                        Determination of Amount of the First Variable Annuity
                        Benefit Payment; Annuity Units and the Determination of
                        Subsequent Variable Annuity Benefit Payments; Transfers
                        During the Pay Out During the Pay Out Period

9.................     Accumulation Period Provisions; Death Benefit During the
                        Accumulation Period; Pay Out Period Provisions; Death
                        Benefit Period

10................     Accumulation Period Provisions; Purchase Payments;
                        Accumulation Units; Value of Accumulation Units; Net
                        Investment Factor; Distribution of Contracts

11................     Withdrawals; Restrictions under the Texas Optional
                        Retirement Program; Accumulation Period Provisions;
                        Purchase Payments; Other Contract Provisions; Ten Day
                        Right to Review

12................     Federal Tax Matters; Introduction; Taxation of Annuities
                        in General; Diversification Requirements; Qualified
                        Retirement Plans; Appendix G: Qualified Plan Types

13................     Legal Proceedings

14................     Statement of Additional Information - Table of Contents

Part B ...........     Caption in Statement of Additional Information
------                 -----------------------------------------------

15................     Cover Page

16................     Table of Contents

17................     General Information and History.

18................     Services-Independent Auditors, Services-Servicing Agent

19................     Not Applicable

20................     Services - Principal Underwriter

21................     Performance Data

22................     Not Applicable

23................     Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS


     ANNUITY SERVICE OFFICE                                    MAILING ADDRESS
 500 Boylston Street, Suite 400                             Post Office Box 9230
Boston, Massachusetts 02116-3739                      Boston, Massachusetts 02205-9230
         (617) 663-3000                                      www.manulifeusa.com
         (800) 344-1029

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of North America ("WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.

     - Contract values and annuity benefit payments are based upon sixty-four investment options. Sixty-two options are variable and two are fixed account options.

     - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the variable account investment options of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those variable account investment options.

     - Each variable account investment option's assets are invested in a corresponding portfolio of the Manufacturers Investment Trust (the "TRUST") or Merrill Lynch Variable Series Funds, Inc. ("MERRILL VARIABLE FUNDS"). Both the Trust and the Merrill Variable Funds are mutual funds. We will provide the contract owner ("YOU") with prospectuses for the Trust and Merrill Variable Funds with this Prospectus.

     - We will add a "payment enhancement" to your contract for each payment that you make under your contract. Expenses for a contract which has a payment enhancement may be higher than the expenses for a contract which does not have a payment enhancement. The amount of the payment enhancement may, over time, be more than offset by the additional fees and charges associated with the payment enhancement.

     - SHARES OF THE TRUST OR THE MERRILL VARIABLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

     -    Special terms are defined in a glossary in APPENDIX A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

        The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.


              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


         General Information and History ................
         Performance Data................................
         Services
              Independent Auditors.......................
              Servicing Agent............................
              Principal Underwriter......................
         Audited Financial Statements....................




                   The date of this Prospectus is May 1, 2001.

VANTAGE.PRO5/01(MLIM)

                                TABLE OF CONTENTS

SUMMARY ............................................................
GENERAL INFORMATION ABOUT US,
THE VARIABLE ACCOUNT, THE TRUST AND
   MERRILL VARIABLE FUNDS ..........................................
     The Manufacturers Life Insurance Company of North America .....
     The Variable Account ..........................................
     The Trust .....................................................
     Merrill Variable Funds ........................................
DESCRIPTION OF THE CONTRACT ........................................
   ACCUMULATION PERIOD PROVISIONS ..................................
     Purchase Payments .............................................
     Payment Enhancements ..........................................
     Accumulation Units ............................................
     Value of Accumulation Units ...................................
     Net Investment Factor .........................................
     Transfers Among Investment Options ............................
     Maximum Number of Investment Options ..........................
     Telephone Transactions ........................................
     Special Transfer Services - Dollar Cost Averaging .............
     Asset Rebalancing Program .....................................
     Withdrawals ...................................................
     Special Withdrawal Services - the Income Plan .................
     Death Benefit During the Accumulation Period ..................
        In General .................................................
        Amount of Death Benefit ....................................
        Optional Annual Step Death Benefit .........................
            Addition of the Optional Annual Step
            Death Benefit to Existing Contracts ....................
         Enhanced Death Benefit Rider ..............................
        Payment of Death Benefit ...................................
PAY-OUT PERIOD PROVISIONS ..........................................
     General .......................................................
     Annuity Options ...............................................
     Determination of Amount of the First Variable
     Annuity Benefit Payment .......................................
     Annuity Units and the Determination of
     Subsequent Variable Annuity Benefit Payments ..................
     Transfers During the Pay-Out Period ...........................
     Death Benefit During the Pay-Out Period .......................
   OTHER CONTRACT PROVISIONS .......................................
     Ten Day Right to Review .......................................
     Ownership .....................................................
     Annuitant .....................................................
     Beneficiary ...................................................
     Modification ..................................................
     Company Approval ..............................................
     Misstatement and Proof of Age, Sex or Survival ................
FIXED ACCOUNT INVESTMENT OPTIONS ...................................
     Securities Registration .......................................
     Guarantee .....................................................
     Reinsurance ...................................................
     Investment Options ............................................
     Investment Accounts ...........................................
     Renewals ......................................................
     Transfers .....................................................
     Withdrawals ...................................................
     Loans .........................................................
     Fixed Annuity Options .........................................
GUARANTEED RETIREMENT INCOME PROGRAM
CHARGES AND DEDUCTIONS .............................................
     Withdrawal Charges ............................................
     Reduction or Elimination of Withdrawal Charges ................
     Administration Fees ...........................................
     Mortality and Expense Risks Charge ............................
     Taxes .........................................................
     Expenses of Distributing Contract .............................
FEDERAL TAX MATTERS ................................................
   INTRODUCTION ....................................................
   OUR TAX STATUS ..................................................
   TAXATION OF ANNUITIES IN GENERAL ................................
       Tax Deferral During Accumulation Period .....................
        Non-Natural Owners .........................................
        Loss of Interest Deduction Where Contracts are
        Held by or for the Benefit of Certain Non Natural
        Persons ....................................................
        Diversification Requirements ...............................
        Ownership Treatment ........................................
        Delayed Pay-Out Periods ....................................
     Taxation of Partial and Full Withdrawals ......................
     Taxation of Annuity Benefit Payments ..........................
     Taxation of Death Benefit Proceeds ............................
     Penalty Tax on Premature Distributions ........................
     Aggregation of Contracts ......................................
QUALIFIED RETIREMENT PLANS .........................................
     Direct Rollovers ..............................................
     Loans .........................................................
FEDERAL INCOME TAX WITHHOLDING .....................................
GENERAL MATTERS ....................................................
     Performance Data ..............................................
     Asset Allocation and Timing Services ..........................
     Restrictions Under The Texas Optional
     Retirement Program ............................................
     Distribution of Contracts .....................................
     Contract Owner Inquiries ......................................
     Confirmation Statements .......................................
     Legal Proceedings .............................................
     Cancellation of Contract ......................................
     Voting Interest ...............................................
APPENDIX A:  SPECIAL TERMS .........................................          A-1
APPENDIX B:  TABLE OF ACCUMULATION VALUES ..........................          B-1
APPENDIX C:  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE ..........          C-1
APPENDIX D:  STATE PREMIUM TAXES ...................................          D-1
APPENDIX E:  PENNSYLVANIA MAXIMUM MATURITY AGE .....................          E-1
APPENDIX F:  EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS ..........          F-1
APPENDIX G:  QUALIFIED PLAN TYPES ..................................          G-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE," we make one or more payments to you (during the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan. The maximum age of an owner or annuitant for which a contract will be issued is age 80.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENTS LIMITS. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

PAYMENT ENHANCEMENTS. We will add a "PAYMENT ENHANCEMENT" to your contract for each purchase payment that you make under your contract. The amount of the payment enhancement depends on the cumulative amount of your purchase payments. To receive a higher percentage than that based on the cumulative amount of your purchase payments, you must provide satisfactory evidence that your total purchase payments within 13 months of the issue date will be enough to justify the higher percentage. If your total purchase payments during the 13 month period do not equal or exceed the amount approved, we reserve the right to recover from your contract the excess payment enhancement added to the contract. The payment enhancement is funded from our general account. The payment enhancement is allocated among investment options in the same proportion as your purchase payment. The amount available as a death benefit is reduced by payment enhancements applied in the prior 12 month period. The amount returned if you exercise your right to return the contract during the "ten day right to review" period is reduced by any payment enhancements.

INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, sixty-two Variable Account investment options and two fixed account investment options are available under the contract. Each Variable Account investment options is a variable account investment option of the Variable Account that invests in a corresponding portfolio of the Trust or the Merrill Variable Funds. A full description of each portfolio is in the accompanying Prospectus of the Trust or, in the case of the Merrill Variable Funds, the accompanying prospectus of the Merrill Variable Funds. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each variable account investment option of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable

Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted. Transfers are free. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer, the amount remaining in the investment account from which the transfer is made would be less than $100, then we will transfer the entire amount instead of the requested amount. Special transfer privileges permit you to dollar cost average your investment in the contract.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.

         The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit during the first nine contract years will be the greater of:

         (a)  the contract value, (A) or

         (b)  the excess of

               -    the sum of all purchase payments over

               - the sum of any amounts deducted in connection with partial withdrawals.

After the ninth contract year, the death benefit will be the greater of:

         (a)  the contract value, (A) or

         (b)  the excess of:

               -    the sum of all purchase payments over

               - the sum of any amounts deducted in connection with partial withdrawals or

         (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.

         Optional Annual Step Death Benefit. Effective July 31, 2000, contract owner may elect the Optional Annual Step Death Benefit rider at the time the contract is issued. An additional fee is imposed for this death benefit. Election of the Optional Annual Step Death Benefit rider is irrevocable. The fee for this benefit is 0.20% for contract issued prior to January 29, 2001 and 0.05% for contracts issued on or after January 29, 2001. The amount of the death benefit for the Optional Annual Step Death Benefit is the greater of:

a)       the death benefit described above;

b)       the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

         Optional Enhanced Death Benefit Rider. Effective January 29, 2001, contracts may be issued with an Enhanced Death Benefit Rider if the contract owner elects this enhanced death benefit rider and if the rider is available for sale in the state where the contract is sold. Election of this benefit is irrevocable. With this benefit, on the death of the contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the Enhanced Death Benefit Rider. We impose an annual fee for the Death Benefit Rider of 0.20%.

           Subject to the maximum amount described below, the Enhanced Death Benefit Rider provides an additional death benefit equal to 40% of the appreciation in the contract value (as defined below) upon the death of the contract owner for contract owner issue ages up to and including age 69 and 25% for contract owner issue ages 70 and older. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals.
                                      * * *

         If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.


OPTIONAL GUARANTEED RETIREMENT INCOME PROGRAM. Effective January 29, 2001, contracts will be issued with an Optional Guaranteed Retirement Income Program ("GRIP II") if the contract owner elects the optional GRIP II rider and if the rider is available for sale in the state where the contract is sold. Election of GRIP II is irrevocable.

         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates set forth in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed interest rate or the greatest anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP II rider. If GRIP II is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by the GRIP II rider, we will pay the monthly annuity payment available under the contract. For the optional GRIP II rider, we impose an annual GRIP II rider fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity payments begin (see "FEDERAL TAX MATTERS"). This tax deferred treatment may be beneficial to contract owners in building assets in a long-term investment program. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 -1/2.


CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

         Deferred sales load (withdrawal charge as percentage of purchase payments)


           NUMBER OF COMPLETE YEARS
         PURCHASE PAYMENT IN CONTRACT      WITHDRAWAL CHARGE PERCENTAGE
                          0                                 8.5%
                          1                                 8.5%
                          2                                 8.0%
                          3                                 7.0%
                          4                                 6.0%
                          5                                 5.0%
                          6                                 4.0%
                          7                                 3.0%
                          8                                 2.0%
                          9+                                0.0%

ANNUAL CONTRACT FEE............................................         $40(A)

(A) The $40 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


                                                                       CONTRACTS ISSUED   CONTRACTS ISSUED
                                                                        ON OR AFTER          PRIOR TO
                                                                      JANUARY 29, 2001    JANUARY 29, 2001
Mortality and expense risks fee ...............................             1.25%                1.25%
Administration fee ............................................             0.30%                0.30%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS             1.55%                1.55%
REFLECTED)

Optional  Annual Step Death Benefit Fee .......................             0.05%                0.20%
Optional Enhanced Death Benefit Rider Fee .....................             0.20%                 N/A

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ALL AVAILABLE ....             1.80%                1.75%
OPTIONAL DEATH BENEFITS REFLECTED)

Optional GRIP II Rider Fee ....................................             0.45%*                 N/A
(as a percentage of Income Base)

--------------

*        The annual GRIP II Rider Fee is 0.45% multiplied by the Income Base.
         The GRIP II Rider Fee is deducted from the account value.

TRUST ANNUAL EXPENSES


(as a percentage of Trust average net assets for the fiscal year ended December 31, 2000)


                                                              OTHER EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                               FEES            REIMBURSEMENT)            ANNUAL EXPENSES
                                                                                         (AFTER EXPENSE
                                                                                         REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------
Internet Technologies ......                   1.150%                  0.130%                  1.280%(E)
Pacific Rim Emerging Markets                   0.850%                  0.180%                  1.030%
 Telecommunications ........                   1.100%                  0.130%                  1.230%(A)
Science & Technology .......                   1.100%(F)               0.040%                  1.140%
International Small Cap ....                   1.100%                  0.440%                  1.540%
Health Sciences ............                   1.100%(F)               0.130%                  1.230%(A)
Aggressive Growth ..........                   1.000%                  0.070%                  1.070%
Emerging Small Company .....                   1.050%                  0.050%                  1.100%
Small Company Blend ........                   1.050%                  0.140%                  1.190%
Dynamic Growth .............                   1.000%                  0.070%                  1.070%(E)
Mid Cap Growth .............                   1.000%                  0.280%                  1.280%(A)
Mid Cap Opportunities ......                   1.000%                  0.230%                  1.230%(A)
Mid Cap Stock ..............                   0.925%                  0.075%                  1.000%
All Cap Growth .............                   0.950%                  0.050%                  1.000%
Financial Services .........                   0.950%                  0.090%                  1.040%(A)
Overseas ...................                   0.950%                  0.200%                  1.150%
International Stock ........                   1.050%                  0.180%                  1.230%
International Value ........                   1.000%                  0.180%                  1.180%
All Cap Value ..............                   0.950%                  0.140%                  1.090%(A)
Capital Appreciation .......                   0.900%                  0.500%(H)               1.400%(H)
 Strategic Opportunities I .                   0.850%                  0.050%                  0.900%
 Quantitative Mid Cap ......                   0.800%                  0.070%                  0.870%(A)
Global Equity ..............                   0.900%                  0.120%                  1.020%
Strategic Growth ...........                   0.900%                  0.120%                  1.020%(A)
Growth .....................                   0.850%                  0.050%                  0.900%
Large Cap Growth ...........                   0.875%                  0.065%                  0.940%
Capital Opportunities ......                   0.900%                  0.160%                  1.060%(A)
Quantitative Equity ........                   0.700%                  0.050%                  0.750%
Blue Chip Growth ...........                   0.875%(F)               0.035%                  0.910%
Utilities ..................                   0.900%                  0.270%                  1.170%(A)
Real Estate Securities .....                   0.800%(A)               0.060%                  0.860%
 Small Company Value .......                   1.050%(F)               0.190%                  1.240%
Mid Cap Value ..............                   0.950%                  0.160%                  1.110%(A)
Value ......................                   0.800%                  0.060%                  0.860%
Tactical Allocation ........                   0.900%                  0.430%                  1.330%(E)
Fundamental Value ..........                   0.950%                  0.130%                  1.080%(A)
Growth & Income ............                   0.750%                  0.040%                  0.790%
U.S. Large Cap Value .......                   0.875%                  0.055%                  0.930%
Equity-Income ..............                   0.875%(F)               0.035%                  0.910%
Income & Value .............                   0.800%                  0.060%                  0.860%
Balanced ...................                   0.704%(A)               0.060%                  0.764%
High Yield .................                   0.775%                  0.065%                  0.840%
Strategic Bond .............                   0.775%                  0.095%                  0.870%
Global Bond ................                   0.800%                  0.200%                  1.000%
Total Return ...............                   0.775%                  0.065%                  0.840%
Investment Quality Bond ....                   0.650%                  0.080%                  0.730%
Diversified Bond ...........                   0.750%                  0.060%                  0.810%
U.S. Government Securities .                   0.650%                  0.070%                  0.720%
Money Market ...............                   0.500%                  0.040%                  0.540%
Small Cap Index ............                   0.525%                  0.075%(G)               0.600%(E)
International Index ........                   0.550%                  0.050%(G)               0.600%(E)
Mid Cap Index ..............                   0.525%                  0.075%(G)               0.600%(E)

Total Stock Market Index ...                   0.525%                  0.075%(G)               0.600%(E)
500 Index ..................                   0.525%                  0.025%(G)               0.550%(E)
Lifestyle Aggressive 1000(D) .                 0.070%                  1.050%(B)               1.120%(C)
Lifestyle Growth 820(D) ......                 0.055%                  0.980%(B)               1.035%(C)
Lifestyle Balanced 640(D) ....                 0.055%                  0.890%(B)               0.945%(C)
Lifestyle Moderate 460(D) ....                 0.064%                  0.820%(B)               0.884%(C)
Lifestyle Conservative 280(D)                  0.075%                  0.780%(B)               0.855%(C)


-----------------

(A)      Based on estimates to be made during the current fiscal year.

(B)      Reflects expenses of the Underlying Portfolios.

(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as follows:

If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and
(f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2000) as noted in the chart below:


                                          MANAGEMENT               OTHER               TOTAL TRUST
     TRUST PORTFOLIO                        FEES                EXPENSES           ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    0.070%               1.075%               1.145%
Lifestyle Growth 820 .....                   0.055%               0.990%               1.045%
Lifestyle Balanced 640 ...                   0.055%               0.900%               0.955%
Lifestyle Moderate 460 ...                   0.064%               0.845%               0.909%
Lifestyle Conservative 280                   0.075%               0.812%               0.887%


(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.

(E) Annualized - For the period May 1, 2000 (commencement of operations) to December 31, 2000.


(F) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust and the Equity-Income Trust . The fee reduction is based on the combined asset level of all five portfolios and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:




                  COMBINED ASSET LEVELS                                FEE REDUCTION
                                                              (AS A PERCENTAGE OF THE ADVISORY FEE)
                  First $750 million                                    0.00%
                  Between $750 million and $1.5 billion                 2.50%
                  Between $1.5 billion and $3.0 billion                 3.75%
                  Over $3.0 billion                                     5.00%



         The fee reductions are applied to the advisory fees of each of the five portfolios. This voluntary fee waiver may be terminated at any time by the adviser. As of February 28, 2001, the combined asset level for all six portfolios was approximately $4.469 billion resulting in a fee reduction of 3.065%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.



(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.097% and 0.650%, respectively, for the International Index Trust, 0.125% and 0.650%, respectively, for the Small Cap Index Trust, and 0.164% and 0.690%, respectively, for the Mid Cap Index Trust and 0.090% and 0.620%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2001 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(H) Annualized - For period November 1, 2000 (commencement of operations) to December 31, 2000. For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Appreciation Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2000. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.700% and 1.600%, respectively. These voluntary expense reimbursements may be terminated at any time.



(I)      Formerly, Mid Cap Blend.


MERRILL VARIABLE FUNDS ANNUAL EXPENSES:  CLASS B SHARES
(as a percentage of average net assets and after waivers and reimbursements)


                              MANAGEMENT FEE                                           TOTAL ANNUAL FUND
                              (AFTER EXPENSE                     OTHER EXPENSES       OPERATING EXPENSES
                             REIMBURSEMENT AND                   (AFTER EXPENSE         (AFTER EXPENSE
                                  WAIVER         12B-1 FEES    REIMBURSEMENT AND       REIMBURSEMENT AND
        PORTFOLIO                                                   WAIVER)(A)               WAIVER)(B)
--------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap            0.75%            0.15%            0.06%                   0.96%
Value Focus
Merrill Lynch Basic Value          0.60%            0.15%            0.05%                   0.80%
Focus
Merrill Lynch Developing           0.53%(C)         0.15%            0.72%                   1.40%(C)
Capital Markets Focus


(A) Note that these are the expenses for the fiscal year ended December 31, 2000.


(B) Merrill Lynch Investment Management, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses (excluding any distribution fees imposed on shares of Class B Common Stock) paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year.


(C) During 2000, MLIM waived management fees for the Developing Capital Markets Focus Fund in the amount totaling 0.47% of that Fund's average daily net assets of Class B shares; absent this waiver, the management fee and the total expenses for Class B shares of this Fund would have been 1.00% and 1.87%, respectively. This voluntary expense waiver may be terminated at any time.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the maximum separate account annual expenses of 1.80% (plus the Optional GRIP II Rider Fee of 0.45% of Income Base) and a 5% annual return on assets, if you surrendered your contract at the end of the applicable time period.



TRUST PORTFOLIO                                       1 YEAR          3 YEAR            5 YEAR           10 YEAR
----------------------------------------------------------------------------------------------------------------
Internet Technologies                                  114               187               248               399
Pacific Rim Emerging Markets                           112               180               237               376


TRUST PORTFOLIO                                       1 YEAR          3 YEAR            5 YEAR           10 YEAR
----------------------------------------------------------------------------------------------------------------
Telecommunications                                     114               186               246               394
Science & Technology                                   113               183               242               386
International Small Cap                                117               194               259               422
Health Sciences                                        114               186               246               394
Aggressive Growth                                      113               181               239               380
Emerging Small Company                                 113               182               240               383
Small Company Blend                                    114               185               244               391
Dynamic Growth                                         113               181               239               380
Mid Cap Growth                                         114               187               248               399
Mid Cap Opportunities                                  114               186               246               394
Mid Cap Stock                                          112               180               235               373
All Cap Growth(A)                                      112               180               235               373
Financial Services                                     112               181               237               377
Overseas                                               113               184               242               387
International Stock                                    114               186               246               394
International Value                                    114               184               243               390
Capital Appreciation                                   116               190               253               410
Strategic Opportunities(B)                             111               177               231               364
Quantitative Mid Cap                                   111               176               229               361
Global Equity                                          112               180               236               375
Strategic Growth                                       112               180               236               375
Growth                                                 111               177               231               364
Large Cap Growth                                       111               178               233               368
All Cap Value                                          113               182               239               382
Capital Opportunities                                  112               181               238               379
Quantitative Equity                                    110               173               224               350
Blue Chip Growth                                       111               177               231               365
Utilities                                              113               184               243               389
Real Estate Securities                                 111               176               229               360
Small Company Value                                    114               186               246               395
Mid Cap Value                                          113               183               240               383
Value                                                  111               176               229               360
Tactical Allocation                                    115               188               250               403
Fundamental Value                                      113               182               239               381
Growth & Income                                        110               174               226               353
U.S. Large Cap Value                                   111               178               232               367
Equity-Income                                          111               177               231               365
Income & Value                                         111               176               229               360
Balanced                                               110               173               224               351
High Yield                                             110               175               228               358
Strategic Bond                                         111               176               229               361
Global Bond                                            112               180               235               373
Total Return                                           110               175               228               358
Investment Quality Bond                                109               172               223               348
Diversified Bond                                       110               174               227               355
U.S. Government Securities                             109               172               222               347
Money Market                                           108               167               213               329
Small Cap Index                                        108               169               216               335
International Index                                    108               169               216               335
Mid Cap Index                                          108               169               216               335
Total Stock Market Index                               108               169               216               335
500 Index                                              108               167               214               330
Lifestyle Aggressive 1000                              113               183               241               384
Lifestyle Growth 820                                   112               181               237               377
Lifestyle Balanced 640                                 111               178               233               368
Lifestyle Moderate 460                                 111               176               230               362


TRUST PORTFOLIO                                       1 YEAR          3 YEAR            5 YEAR           10 YEAR
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                             111               176               229               360
Merrill Lynch Small Cap Value Focus(C)                 112               178               234               370
Merrill Lynch Basic Value Focus                        110               174               226               354
Merrill Lynch Developing Capital Markets               116               190               253               410



(A)      Formerly, the Mid Cap Growth Trust



(B)      Formerly, the Mid Cap Blend Trust



(C)      Formerly, the Merrill Lynch Special Value Focus Fund.



You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the maximum separate account annual expenses of 1.80% (plus the Optional GRIP II Rider Fee of 0.45% of Income Base) and a 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period.


TRUST PORTFOLIO                                       1 YEAR          3 YEAR            5 YEAR           10 YEAR
----------------------------------------------------------------------------------------------------------------
Internet Technologies                                  36               111               189               399
Pacific Rim Emerging Markets                           34               104               177               376
Telecommunications                                     36               110               187               394
Science & Technology                                   35               107               183               386
International Small Cap                                39               119               202               422
Health Sciences                                        36               110               187               394
Aggressive Growth                                      34               105               179               380
Emerging Small Company                                 35               106               181               383
Small Company Blend                                    35               109               185               391
Dynamic Growth                                         34               105               179               380
Mid Cap Growth                                         36               111               189               399
Mid Cap Opportunities                                  36               110               187               394
Mid Cap Stock                                          34               103               176               373
All Cap Growth(A)                                      34               103               176               373
Financial Services                                     34               104               178               377
Overseas                                               35               108               183               387
International Stock                                    36               110               187               394
International Value                                    35               108               185               390
Capital Appreciation                                   38               115               195               410
Strategic Opportunities(B)                             33               100               171               364
Quantitative Mid Cap                                   32                99               170               361
Global Equity                                          34               104               177               375
Strategic Growth                                       34               104               177               375
Growth                                                 33               100               171               364
Large Cap Growth                                       33               101               173               368
All Cap Value                                          34               106               180               382
Capital Opportunities                                  34               105               179               379
Quantitative Equity                                    31                96               164               350
Blue Chip Growth                                       33               100               172               365
Utilities                                              35               108               184               389
Real Estate Securities                                 32                99               169               360
  Small Company Value                                  36               110               188               395
Mid Cap Value                                          35               106               181               383
Value                                                  32                99               169               360
Tactical Allocation                                    37               113               192               403
Fundamental Value                                      34               105               180               381
Growth & Income                                        31                97               166               353
U.S. Large Cap Value                                   33               101               173               367
Equity-Income                                          33               100               172               365
Income & Value                                         32                99               169               360
Balanced                                               31                96               164               351
High Yield                                             32                98               168               358

TRUST PORTFOLIO                                       1 YEAR          3 YEAR            5 YEAR           10 YEAR
----------------------------------------------------------------------------------------------------------------
Strategic Bond                                         32                99               170               361
Global Bond                                            34               103               176               373
Total Return                                           32                98               168               358
Investment Quality Bond                                31                95               163               348
Diversified Bond                                       32                97               167               355
U.S. Government Securities                             31                95               162               347
Money Market                                           29                89               153               329
Small Cap Index                                        30                91               156               335
International Index                                    30                91               156               335
Mid Cap Index                                          30                91               156               335
Total Stock Market Index                               30                91               156               335
500 Index                                              29                90               154               330
Lifestyle Aggressive 1000                              35               107               182               384
Lifestyle Growth 820                                   34               104               178               377
Lifestyle Balanced 640                                 33               101               173               368
Lifestyle Moderate 460                                 32               100               170               362
Lifestyle Conservative 280                             32                99               169               360
Merrill Lynch Small Cap Value Focus(C)                 33               102               174               370
Merrill Lynch Basic Value Focus                        32                97               166               354
Merrill Lynch Developing Capital Markets               38               115               195               410




(A)      Formerly, the Mid Cap Growth Trust



(B)      Formerly, the Mid Cap Blend Trust



(C)      Formerly, the Merrill Lynch Special Value Focus Fund.


         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" and "Merrill Variable Funds Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         In addition, for purposes of calculating the values in the above Example, we have translated the $40 annual administration charge listed under "Annual Contract Fee" to a 0.047% annual asset charge based on a $85,000 estimated approximate average size of contracts of this series.

         A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUNDS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

--------------------------------------------------------------------------------
We are an indirect subsidiary of MFC.
--------------------------------------------------------------------------------

         We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street., Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company of North America's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15

                  AAA Fitch
                  Highest in insurer financial strength; 1st category of  22

                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21

                  Aa2 Moody's
                  Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit, fixed account guarantees, and life annuitization guarantees, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

--------------------------------------------------------------------------------
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust or Merrill Variable Funds portfolio(s) you select.
--------------------------------------------------------------------------------

         We established the Variable Account on August 24, 1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has sixty-two variable account investment options. We reserve the right, subject to compliance with applicable law, to add other variable account investment options, eliminate existing variable account investment options, combine variable account investment options or transfer assets in one variable account investment option to another variable account investment option that we, or an affiliated company, may establish. We will not eliminate existing variable account investment options or combine variable account investment options without the prior approval of the appropriate state or federal regulatory authorities.

THE TRUST

--------------------------------------------------------------------------------
The Trust and Merrill Variable Funds are mutual funds in which the Variable Account invests.
--------------------------------------------------------------------------------


         The assets of each variable account investment option of the Variable Account (other than the three variable account investment options invested in the Merrill Variable Funds described below) are invested in shares of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from MSS.


         The Trust currently has twenty-five subadvisers who manage all of the portfolios, one of which subadvisers is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.

         SUBADVISER                                                      PORTFOLIO
         A I M Capital Management, Inc.                                  All Cap Growth Trust
                                                                         Aggressive Growth Trust

         Capital Guardian Trust Company                                  Small Company Blend Trust

                                                                         U.S. Large Cap Value Trust
                                                                         Income & Value Trust
                                                                         Diversified Bond Trust

         Cohen & Steers Capital Management, Inc.                         Real Estate Securities Trust

         Davis Select Advisers, L.P.                                     Financial Services Trust
                                                                         Fundamental Value Trust

         The Dreyfus Corporation                                         All Cap Value Trust

         Fidelity Management  & Research Company                         Strategic Opportunities Trust A
                                                                         Large Cap Growth Trust
                                                                         Overseas Trust

         Founders Asset Management LLC                                   International Small Cap Trust
                                                                         Balanced Trust(C)

         Franklin Advisers, Inc.                                         Emerging Small Company Trust

         INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                         Mid Cap Growth Trust

         Janus Capital Corporation                                       Dynamic Growth Trust

         Jennison Associates LLC                                         Capital Appreciation Trust

         Lord, Abbett & Co.                                              Mid Cap Value Trust

         Manufacturers Adviser Corporation                               Pacific Rim Emerging Markets
         Trust
                                                                         Quantitative Equity Trust
                                                                         Quantitative Mid Cap Trust
                                                                         Money Market Trust
                                                                         Index Trusts
                                                                         Lifestyle Trusts(B)
                                                                         Balanced Trust(C)

         Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                         Capital Opportunities Trust
                                                                         Utilities Trust

         Miller Anderson & Sherrerd, LLP                                 Value Trust
                                                                         High Yield Trust

          Brinson Advisors, Inc.                                         Tactical Allocation Trust
         (formerly, Mitchell Hutchins Asset Management Inc.)

         Munder Capital Management                                       Internet Technologies Trust

         Pacific Investment Management Company                           Global Bond Trust
                                                                         Total Return Trust

         Putnam Investment Management, L.L.C.                            Mid Cap Opportunities Trust
                                                                         Global Equity Trust

         Salomon Brothers Asset Management Inc                           U.S. Government Securities Trust
         Strategic Bond Trust

          SSgA Funds Management, Inc.                                    Growth Trust
                                                                         Lifestyle Trusts(B)

         T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                         Small Company Value Trust

                                                                         Health Sciences Trust
                                                                         Blue Chip Growth Trust
                                                                         Equity-Income Trust

         T. Rowe Price International, Inc.                               International Stock Trust

         Templeton Investment Counsel, Inc.                              International Value Trust

         Wellington Management Company, LLP                              Growth & Income Trust
                                                                         Investment Quality Bond Trust
                                                                         Mid Cap Stock Trust

-----------------


(A)      Formerly, the Mid Cap Blend Trust.



(B) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.


(C) A shareholders meeting has been scheduled for May 4, 2001 to approve Manufacturers Adviser Corporation as the new subadviser to the Balanced Trust. If this change is approved by shareholders, it will be effective immediately.

The Portfolios of the Trust available under the contract are as follows:


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).


The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.





The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.

The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. companies, with a focus on growth stocks of mid size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies.


The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.


The FINANCIAL SERVICES TRUST seeks seek growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% of the portfolio's assets are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.


The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.




The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.


The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.


The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.






The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.



The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.


The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.


The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, substantially (at least 65% of total assets) in equity securities of real estate companies, such as real estate investment trusts ("REITs").


The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Normally, the portfolio will invest at least 65% of its total assets in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.



The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolios total assets in equity securities which the subadviser believes to be undervalued in the marketplace. Normally, at least 65% of the portfolio's total assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.


The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

        The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust Prospectus should be read carefully before allocating purchase payments to a variable account investment option.

MERRILL VARIABLE FUNDS

         The variable portion of your contract contains three additional investment options. Each portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE FOCUS FUND seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

         If the shares of a portfolio of the Trust or the Merrill Variable Funds are no longer available for investment or in our judgment investment in a Trust or a Merrill Variable Fund portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust, Merrill Variable Fund or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

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You instruct us how to vote Trust or Merrill Variable Funds shares.
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         Shares of the Trust portfolios or the Merrill Variable Funds portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

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Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
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PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $40 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         You designate in your contract application how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below). See "TELEPHONE TRANSACTIONS" below.

PAYMENT ENHANCEMENTS

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We add 3% or more to each payment you make.
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         When you make a purchase payment, we will add a payment enhancement to your contract. The payment enhancement is funded from our general account and is allocated among investment options in the same proportion as your purchase payment.

         We are currently offering a promotional payment enhancement for initial and subsequent purchase payments to contracts issued on and after June 21, 1999. Subsequent payments to contracts issued prior to June 21, 1999 continue to receive the payment enhancement rates in effect at the time of the issuance of the contract. The promotional payment enhancements may be terminated by us at any time. Initial and subsequent purchase payments that do not receive the promotional payment enhancements will receive the guaranteed payment enhancement described in the column labeled "Guaranteed Rate" in the table below.

         The payment enhancement is a percentage of your purchase payment that varies (based upon on the cumulative amount of your purchase payments to the date of that payment) as follows:

                                                                   Payment Enhancement
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 Cumulative Purchase      Guaranteed     Prior Promotional Rate     Prior Promotional Rate   Promotional Rate
       Payments              Rate       (Contracts Issued on or    (Contracts Issued on or      (Contracts
                                       After January 1, 1999 but     After June 21, 1999       Issued on or
                                        Prior to June 21, 1999)      but Prior to January      After January
                                                                          29, 2001)              29, 2001)

Less than $500,000          3.0%                 4.0%                       5.0%                    4.5%
$500,000 or more but
less than $2.5 million      4.0%                 5.0%                       5.5%                    5.0%
$2.5 million or more        5.0%                 6.0%                       6.0%                    5.5%

An example of the calculation of the payment enhancement is set forth in APPENDIX F. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

         The Company expects to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges.

         There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. The Company issues a variety of variable annuities designed to meet different retirement planning goals. Other variable annuities issued by the Company have no payment enhancement. These contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial adviser should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial adviser should consider the following factors:

         -        The length of time that you plan to own your contract

         -        The frequency, amount and timing of any partial surrenders

         -        The amount of your purchase payments


In addition, if you exercise your right to return the contract within 10 days of receiving it, we will recover the original amount of the payment enhancement credited (including any amount credited pursuant to a Letter of Intent as discussed below). Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement. When the contract is issued as an individual retirement annuity under section 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.


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Using a Letter of Intent may permit you to receive a larger payment enhancement.
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         Letter of Intent (not available in Oregon). The next higher payment enhancement percentage may be applied to your initial purchase payment if you provide us with satisfactory evidence (referred to as a "Letter of Intent") that your total purchase payments in the first 13 months would satisfy the requirement for the higher percentage. Satisfactory evidence will require, but is not limited to, a minimum initial purchase payment of at least 50% of the minimum required purchase payment for the higher percentage. We reserve the right to recover an amount from your contract if your total purchase payments received within 13 months from the issue date of your contract do not equal or exceed the amount (promised in your

Letter of Intent) used to determine a payment enhancement. The amount we may recover is the original amount of payment enhancement applied to your contract minus the amount of payment enhancement that would have been applied had you not submitted a Letter of Intent (the "excess payment enhancement").


         IF THE VALUE OF SUCH ACCUMULATION UNITS DECLINES, WE WILL RECOVER THE FULL AMOUNT OF THE EXCESS PAYMENT ENHANCEMENT. THEREFORE, YOU BEAR THE RISK THAT IF YOUR LETTER OF INTENT IS NOT COMPLETED, THE VALUE OF YOUR CONTRACT MAY BE LESS THAN HAD YOUR LETTER OF INTENT NOT BEEN EXECUTED. IF THE AMOUNT RECOVERED EXCEEDS THE CONTRACT VALUE, WE RESERVE THE RIGHT TO TERMINATE YOUR CONTRACT WITHOUT VALUE. Amounts recovered will be withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.


         The promotional rates applicable to the initial purchase payment under a Letter of Intent will continue in effect for the 13 month Letter of Intent completion period regardless of a termination generally of the promotional rates during such a period.

         IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.

         If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice. (See Appendix G - "QUALIFIED PLAN TYPES").

ACCUMULATION UNITS

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The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust or Merrill Variable Funds portfolio.
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         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust or Merrill Variable Funds portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending (the "VALUATION PERIOD") upon the investment results of the investment options you select. The value of an accumulation unit for each variable account investment option was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor (described below) for such variable account investment option for the valuation period for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a variable account investment option from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same over the valuation period. The net investment factor for each variable account investment option for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         Where (a) is:

         - the net asset value per share of a portfolio share held in the variable account investment option determined at the end of the current valuation period, plus

         - The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the variable account investment option if the "ex-dividend" date occurs during the current valuation period.

         Where (b) is the net asset value per share of a portfolio share held in the variable account investment option determined as of the end of the immediately preceding valuation period.

         Where (c) is a factor representing the charges deducted from the variable account investment option on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.55% (0.30% for administrative expenses and 1.25% for mortality and expense risks) assuming no optional rider are elected.

TRANSFERS AMONG INVESTMENT OPTIONS

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Amounts invested may be transferred among investment options.
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         During the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently the Company imposes no charge for transfer requests. The first six transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.

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Telephone transfers and withdrawals are permitted.
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TELEPHONE TRANSACTIONS

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

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Dollar Cost Averaging and Asset Rebalancing programs are available.
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         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option or the one year fixed account investment option to other variable account investment options until the amount in the variable account investment option from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the variable account investment options. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable account investment options must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);
         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or
         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code") and related Treasury Department regulations. In the case of a total withdrawal, the contract will be canceled and we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, less the annual $40 administration fee if applicable, any unpaid loans and any applicable withdrawal charge. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").

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You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
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         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of that variable account investment option bears to the value of all your investments in variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options (see "FIXED ACCOUNT INVESTMENT OPTIONS").

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.


         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:


         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -  trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

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Systematic "Income Plan" withdrawals are available.
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         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

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If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
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         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").


         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments and is not eligible for a payment enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         AMOUNT OF DEATH BENEFIT. If any contract owner dies, the death benefit will be determined as follows:

         - The death benefit during the first nine contract years will be the greater of:

         (a) the contract value, (A) or

         (b) the excess of

            -  the sum of all purchase payments over

            - the sum of any amounts deducted in connection with partial withdrawals.

         - After the ninth contract year, the death benefit will be the greater of:

         (a) the contract value, (A) or

         (b) the excess of:

            -  the sum of all purchase payments over
            - the sum of any amounts deducted in connection with partial withdrawals, or

         (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.

OPTIONAL ANNUAL STEP DEATH BENEFIT RIDER

For contract issued on or after January 29, 2001, a contract owner may elect the Optional Annual Step Death Benefit. Election of this rider is irrevocable and an additional annual fee of 0.05% is imposed for this death benefit. The amount of the death benefit for the Optional Annual Step Death Benefit is the greater of:

a) the death benefit described above; and

b) the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.


         ADDITION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT RIDER TO EXISTING CONTRACTS. Contracts issued on or after July 31, 2000 but prior to January 29, 2001 were issued with an Optional Annual Step Death Benefit if the contract owner elected this benefit. The Optional Annual Step Death Benefit may not be added to these contracts after the issue date of the contract. The Optional Annual Step Death Benefit may be added to contracts issued prior to July 31, 2000 subject to the restrictions set forth below. Election of this benefit is irrevocable. With respect to all such contracts (sometimes collectively referred to as "EXISTING CONTRACTS"), the Optional Annual Step Death Benefit is the same as the Optional Annual Step Death Benefit described above except that the annual fee for the benefit 0.20%.


         The offer to add the Optional Annual Step Death Benefit to Existing Contracts issued prior to July 31, 2000 is effective only for the period commencing 30 days before the first contract anniversary of such an Existing Contract after August 15, 2000 and ending 30 days after such first contract anniversary. (For example, if the first contract anniversary after August 15, 2000 is December 1, 2000, then the offer is effective for such Existing Contract for the period commencing November 2, 2000 and ending December 31, 2000.)

          IF THE OLDEST OWNER IS AGE 80 OR OLDER ON THE EFFECTIVE DATE OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT, THE OPTIONAL ANNUAL STEP DEATH BENEFIT IS ZERO. Therefore, if the oldest owner of a contract is age 80 or older, the Optional Annual Step Death Benefit should not be added.

         We believe that the addition of the Optional Annual Step Death Benefit to Existing Contracts as described above will not be a taxable event for Federal tax purposes; however, any contract owner considering this offer should consult a tax adviser.

         Owners of Existing Contract issued in connection with qualified retirement plans, including IRAs, who wish to add the Optional Annual Step Benefit rider to their contracts should consider the effects that the death benefit may have on their plans (see APPENDIX G "Qualified Plan Types" to the prospectus). Please consult your tax advisor.

         The offer to add the Optional Annual Step Death Benefit to certain Existing Contracts issued prior to July 31, 2000 is scheduled to terminate on December 31, 2001. However, we reserve the right to termi-nate this offer or to vary its terms at any time.

         THE ADDITION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

         Effective January 29, 2001, contracts may be issued with an optional Enhanced Death Benefit Rider if the contract owner elects this optional enhanced death benefit rider and if the rider is available for sale in the state where the contract is sold. With this benefit, on the death of the contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the Enhanced Death Benefit Rider. Election of the Enhanced Death Benefit Rider is irrevocable, and it may only be terminated as described below. We impose an annual fee for the Death Benefit Rider of 0.20%.

                  Subject to the maximum amount described below, the optional Enhanced Death Benefit Rider provides an additional death benefit payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of the contract owner for contract owner issue ages up to and including age 69 and 25% for contract owner issue ages 70 and older. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced by any amount deducted in connection with partial withdrawals.

                  For contract owner issue ages up to and including age 69, the maximum amount of the Enhanced Death Benefit Rider is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. For contract owner issue ages 70 and older, the maximum amount of the Enhanced Death Benefit Rider is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

                  For the optional Enhanced Death Benefit Rider, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where:

(i)  is equal to the Enhanced Death Benefit Rider prior to the withdrawal and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the optional Enhanced Death Benefit Rider will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. If this option is elected, upon the death of the surviving spouse prior to the maturity date, the optional Enhanced Death Benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the Enhanced Death Benefit payable on the death of the surviving spouse, the optional Enhanced Death Benefit will be equal to zero on the date of the first contract owner's death and the optional Enhanced Death Benefit payable upon the first contract owner's death will be treated as a purchase payment. This purchase payment is not eligible for a payment enhancement and, when calculating the payment enhancement for subsequent purchase payments, it will not be included in cumulative purchase payments. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the optional Enhanced Death Benefit. The amount of the optional Enhanced Death Benefit will be based on the surviving spouse's age on the date the reregistration of the contract with the surviving spouse as the owner of the contract.

THE ADDITION OF THE OPTIONAL ENHANCED DEATH BENEFIT RIDER TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

PAYMENT OF DEATH BENEFIT.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -  a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         -  any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -  The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -  No additional purchase payments may be made.

         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In this case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit (which will include any applicable Optional Annual Step Death Benefit and optional Enhanced Death Benefit Rider) will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. This purchase payment is not eligible for a payment enhancement and, when calculating the payment enhancement for subsequent purchase payments, it will not be included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit (including any applicable Optional Annual Step Death Benefit and optional Enhanced Death Benefit Rider). When calculating the spouse's death benefit, the anniversary values on the last day of each contract year prior to the first owner's death will be zero for purposes of calculating the Optional Annual Step Death Benefit. The amount of the optional enhanced Death Benefit will be based on the surviving spouse's age at the time of reregistration of the contract with the spouse of the owner of the contract.


         - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which must begin within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If the distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.


         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the contract date, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

GENERAL

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You have a choice of several different ways of receiving annuity benefit payments from us.
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         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefit provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD").


         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the date dividing the accumulation period from the pay-out period). The maturity date is the date specified on the contract specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. See APPENDIX E for contracts issued in Pennsylvania. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.


         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date.

         Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

         The following annuity options are guaranteed in the contract. Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

         Variable annuity benefit payments subsequent to the first will be based on the investment performance of the variable account investment options selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity payment from each variable account investment option by the annuity unit value of that variable account investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable account investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each variable account investment option are then totaled to arrive at the amount of the payment to be made. The number of annuity units generally remains constant during the annuity benefit payment period.

         The value of an annuity unit for each variable account investment option for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that variable account investment option (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING THE PAY-OUT PERIOD

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Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
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         Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one variable account investment option to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the variable account investment option to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the new annuity units. We reserve the right to limit, upon notice, the maximum number of transfers to four per contract year. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust or Merrill Variable Funds portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING THE PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

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You have a ten-day right to cancel your contract.
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         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans and any payment enhancement), computed at the end of the valuation period during which we receive the returned contract. We will recover the original amount of the payment enhancement credited; earnings attributable to the payment enhancement will not be deducted from the amount paid.

         No withdrawal charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Code Sections 408 or 408A, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

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You are entitled to exercise all rights under your contract.
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         The contract owner is the person entitled to exercise all rights under the contract. The maximum age of an owner for which a contract will be issued is age 80. Prior to the maturity date, the contract owner is the person designated in the specifications page or as subsequently named. During the pay-out period, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. This purchase payment will not be included in cumulative purchase payments and is not eligible for a payment enhancement.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

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The "annuitant" is either you or someone you designate.
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         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the specifications page or in the application, unless changed. The maximum age of an annuitant for which a contract will be issued is age 80.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

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The "beneficiary" is the person you designate to receive the death benefit if you die.
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         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

COMPANY APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS (NOT AVAILABLE IN OREGON)

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The fixed account investment options are not securities.
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         SECURITIES REGISTRATION. Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in the Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed account investment options of the contracts described in this Prospectus. This Guarantee may be terminated by Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

         REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("PEOPLES") pursuant to which Peoples reinsures certain amounts with respect to the fixed account investment options of the contract described in this Prospectus issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account investment options and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account investment options. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples. For contracts issued after January 1, 1999, The Manufacturers Life Insurance Company (U.S.A.) reinsures certain amounts with respect to the fixed account investment options of the contract under a reinsurance agreement with substantially similar terms to the Peoples Reinsurance Agreement.

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Fixed account investment options guarantee interest of at least 3%.
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         FIXED ACCOUNT INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL TRANSFER SERVICES-DOLLAR COST AVERAGING" for details). If a contract is issued with GRIP II in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the fixed account investment option for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable account investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new fixed account investment option with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal within one year of the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.

         TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

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Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
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         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the fixed account investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").


         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS" (see "Federal Tax Matters - Qualified Retirement Plans - Loans").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD"), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS"). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL GUARANTEED RETIREMENT INCOME PROGRAM


         Effective January 29, 2001, Contracts will be issued with an Optional Guaranteed Retirement Income Program ("GRIP II") if the contract owner elects the optional GRIP II rider and if the rider is available for sale in the state where the contract is sold. If a contract is issued with GRIP II in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Election of GRIP II is irrevocable.


         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity tables set forth in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed interest rate or the greatest anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP II rider. If GRIP II is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by the GRIP II rider, we will pay the monthly annuity payment available under the contract. For the optional GRIP II rider, we impose an annual GRIP II rider fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

THE ADDITION OF GRIP II TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         INCOME BASE

         The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         (i) Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less (b), where:

   (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

   (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         (ii) Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the GRIP II rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

         - An Income Base reduction is on a pro rata basis and is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.
         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.
         - We reserve the right to reduce the Income Base by any premium taxes that may apply.

         THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING GRIP II PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

EXERCISE OF GRIP II

         Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or any subsequent contract anniversary; and

         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIP II is limited in connection with qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the GRIP II benefit under the rider (see "FEDERAL TAX MATTERS").

         Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual rider GRIP II fee (discussed further below), notwithstanding that neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. In light of the foregoing, if you plan to exercise GRIP II after your required minimum distribution beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor.


         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant(s), or the joint life expectancy of the joint annuitants(s), depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         Illustrated below are the Growth Factor Income Base GRIP II amounts per $100,000 of initial payments made into a non-qualified contract, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals and a 6% annual growth rate equal to the growth factor used in calculating the Growth Factor Income Base. We will, upon request, provide illustrations of the GRIP II for an annuitant based on other assumptions.

                                   GRIP II-Annual Income Life Annuity     GRIP II-Annual Income Joint &
      Contract Anniversary             with 10 Year Period Certain        Survivor Life Annuity with 20
           at Election                                                         Year Period Certain
               10                               $ 12,013                             $ 9,284
               15                               $ 18,406                            $ 13,574
               20                               $ 27,979                            $ 19,358

OPTIONAL GRIP II RIDER FEE

        The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II rider fee (the "Rider Fee"). On or before the maturity date, the Rider Fee is deducted on each contract anniversary. The amount of the Rider Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The Rider Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

          If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the Rider Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Rider Fee will be multiplied by the Income Base immediately prior to withdrawal. The Rider Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, the commencement of annuity payments will be treated as a full withdrawal.


                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states (See Appendix D). In addition, there are deductions from and expenses paid out of the assets of the Trust and Merrill Variable Funds portfolios that are described in the accompanying Prospectuses of the Trust and Merrill Variable Funds.

WITHDRAWAL CHARGES

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A charge of up to 8-1/2% is deducted from some withdrawals.
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         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than nine complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than nine complete contract years. In no event may the total withdrawal charges exceed 8.5% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below:

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASED PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and
         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

         Each purchase payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

               NUMBER OF COMPLETE YEARS
             PURCHASE PAYMENT IN CONTRACT                         WITHDRAWAL CHARGE PERCENTAGE
                          0                                                    8.5%
                          1                                                    8.5%
                          2                                                    8.0%
                          3                                                    7.0%
                          4                                                    6.0%
                          5                                                    5.0%
                          6                                                    4.0%
                          7                                                    3.0%
                          8                                                    2.0%
                          9+                                                   0.0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

         For examples of calculation of the withdrawal charge, see APPENDIX C.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

         Two fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account.

         We will deduct an administration fee of $40 each year. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of that investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $40 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

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We deduct asset-based charges totaling 1.55% on an annual basis for administration, and mortality and expense risks, assuming no optional riders are elected.
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         A daily fee in an amount equal to 0.30% of the value of each variable account investment options on an annual basis is deducted from each variable account investment option as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment options.

         Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the variable account investment options a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not the mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

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We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
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         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

         -  establishment or maintenance of the Variable Account,
         -  receipt of purchase payments,
         -  issuance of the contacts, or
         -  commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See APPENDIX D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING CONTRACT

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account in order to make provision for that liability.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

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Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.
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         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitants life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -  certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be adequately diversified" in accordance with IRS Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


         Although we do not control the investments of the Trust or the Merrill Variable Funds, we expect that the Trust and Merrill Variable Funds will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular variable account investment options of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


         In the case of a partial withdrawal, amounts received are taxable as ordinary in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhancements provided under a contract are not treated as purchase payments and thus do not increase the investment in the contract.


         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

--------------------------------------------------------------------------------
A portion of each annuity payment is usually taxable as ordinary income
--------------------------------------------------------------------------------

TAXATION OF ANNUITY BENEFIT PAYMENTS

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity option selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS


--------------------------------------------------------------------------------
Withdrawals and annuity benefit distributions prior to age 59-1/2 may incur a 10% penalty tax.
--------------------------------------------------------------------------------


         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the distribution is:

         -  received on or after the contract owner reaches age 59-1/2;

         - attributable to the contract owner's becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

--------------------------------------------------------------------------------
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
--------------------------------------------------------------------------------


         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract (and a discussion of possible consequences of certain features of the contracts under those types of qualified plans) are contained in APPENDIX G to this Prospectus. In particular, as noted in Appendix G, the purchaser should consider the effects of the death benefit and the payment enhancement on the income tax treatment of certain types of qualified plans, including IRAs.


         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $10,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. These rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect a purchaser's ability to use the GRIP II rider in connection with certain qualified plans, including IRAs. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH
IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.


         There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:


         -  received on or after the contract owner reaches age 59-1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING


We may be required to withhold amounts from some payments for federal income taxes.

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS


PERFORMANCE DATA
We may advertise our investment performance.

         Each of the variable account investment options may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY VARIABLE ACCOUNT INVESTMENT OPTION. The variable account investment options may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant variable account investment option of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures may be quoted including figures that do not assume redemption at the end of the time period. Non-standardized figures also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable variable account investment option of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

          Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

- termination of employment in the Texas public institutions of higher education,

-    retirement,

-    death, or

-    the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.


We pay brokers-dealers to sell the Contracts.

DISTRIBUTION OF CONTRACTS


         Manufacturers Securities Services, LLC (`MSS"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS, located at 73 Tremont Street, Boston, Massachusetts 02108, also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). MSS has entered into a non-exclusive promotional agent agreement with Manulife Wood Logan, Inc. ("MANULIFE WOOD LOGAN"). Manulife Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Manulife Wood Logan is an indirect wholly owned subsidiary of MFC. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Manulife Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Manulife Wood Logan will prepare sales and promotional materials for our approval.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above under "Merrill Variable Funds," we will vote shares of the Trust portfolios and the Merrill Variable Funds held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A


                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

ANNUITY OPTION - The method you select (or as specified in the contract if no selection is made) for annuity benefit payments from us to the annuitant.

ANNUITY SERVICE OFFICE - The address of our Annuity Service Office is: P.O. Box 9230, Boston, Massachusetts 02205-9230.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract specification page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY - The anniversary of the contract date.

CONTRACT DATE - The date of issue of the contract.

CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office within one year of the date of death:

(a) A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c) Any other proof satisfactory to us.

Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by our Annuity Service Office.

FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT - All our assets other than assets in separate accounts.

INVESTMENT ACCOUNT - An account we establish which represents your interest in an investment option during the Accumulation Period.

INVESTMENT ACCOUNT VALUE - The value of your allocation to an investment account.

INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are forty-nine variable account investment options and two fixed investment options under the contract.

LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE - The date on which the pay-out period commences. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax, if any, plus any applicable Payment Enhancement.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract specifications page, unless changed.

PAYMENT ENHANCEMENT - The amount in addition to your payment that we add to your contract at the time you make a purchase payment.

PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO - A separate investment portfolio of the Trust or Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT - An amount you pay to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT - A segregated account that we establish that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT - One of our separate accounts that is used to fund the contracts.

VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                          TABLE OF ACCUMULATION VALUES
             (NOT REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT)


SUB-ACCOUNT                         UNIT VALUE AT                 UNIT VALUE AT             NUMBER OF UNITS
                                   START OF YEAR(A)                END OF YEAR               AT END OF YEAR
INTERNET TECHNOLOGIES
2000                                    $12.500000                    6.958782                1,928,784.346

Pacific Rim Emerging Markets
1997                                    $12.500000                   $7.956465                   24,331.413
1998                                      7.956465                    7.472906                  100,759.865
1999                                      7.472906                   11.984246                1,419,029.854
2000                                     11.984246                    8.924717                1,689,415.597

Science & Technology
1997                                    $12.500000                  $10.983380                  156,835.597
1998                                     10.983380                   15.499402                  867,806.448
1999                                     15.499402                   30.445751                6,241,520.234
2000                                     30.445751                   39.534836               12,915,806.367

International Small Cap
1997                                    $12.500000                  $11.841960                   71,206.249
1998                                     11.841960                   13.042850                  306,704.670
1999                                     13.042850                   23.749328                  744,862.852
2000                                     23.749328                   33.132192                2,517,221.287

Aggressive Growth
1997                                    $12.500000                  $11.595531                   66,641.217
1998                                     11.595531                   11.910371                  318,767.400
1999                                     11.910371                   15.594503                1,500,019.874
2000                                     15.594503                   15.815609                6,158,356.010

Emerging Small Company
1997                                    $12.500000                  $13.088401                   88,228.592
1998                                     13.088401                   12.896270                  447,688.130
1999                                     12.896270                   22.035674                  918,232.537
2000                                     22.035674                   20.764734                3,242,423.719

Small Company Blend
1999                                    $12.500000                   15.906411                  729,933.633
2000                                     15.906411                   25.141112                1,799,228.616


Dynamic Growth
2000                                    $12.500000                    7.899193                3,937,815.503

Mid Cap Stock
1999                                    $12.500000                  $12.471106                  751,641.942
2000                                    $12.471106                   11.792364                2,050,855.249


All Cap Growth
1997                                    $12.500000                  $12.153015                  185,064.437
1998                                     12.153015                   15.351927                1,055,511.533
1999                                     15.351927                   21.871173                3,396,125.049
2000                                     21.871173                   38.423860                8,283,310.084

Overseas
1997                                    $12.500000                  $11.688584                   97,919.266
1998                                     11.688584                   12.423604                  463,080.520
1999                                     12.423604                   17.203799                1,613,874.381
2000                                     17.203799                   27.536660                4,749,264.278

SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT               NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR                 AT END OF YEAR
International Stock
1997                                                   $12.500000                 $11.346605                     78,202.593
1998                                                    11.346605                  12.838403                    357,481.534
1999                                                    12.838403                  16.397239                  1,046,739.325
2000                                                    16.397239                  26.940382                  2,449,905.522

International Value
1999                                                   $12.500000                 $12.847324                    644,472.090
2000                                                    12.847324                  23.665552                  1,730,753.878

Capital Appreciation
2000                                                   $12.500000                  10.942940                      8,808.809

Strategic Opportunities
(formerly, Mid Cap Blend)                              $12.500000                 $12.479231                    339,520.345
1997                                                    12.479231                  13.443090                  1,557,309.071
1998                                                    13.443090                  16.909177                  4,471,998.278
1999                                                   16.909177                   31.177668                  6,981,029.014
2000
Global Equity
1997                                                   $12.500000                 $12.616506                    195,153.440
1998                                                    12.616506                  13.944724                  1,124,988.705
1999                                                    13.944724                  14.232856                  2,778,245.240
2000                                                   14.232856                   31.446370                  2,821,568.872

Growth
1997                                                   $12.500000                 $12.257373                    208,996.758
1998                                                    12.257373                  14.929659                    995,527.438
1999                                                    14.929659                  20.209678                  4,080,687.304
2000                                                    20.209678                 28.939292                   8,064,385.754

Large Cap Growth
1997                                                   $12.500000                 $12.605559                     19,303.997
1998                                                    12.605559                  14.785253                    191,996.850
1999                                                    14.785253                 18.238886                   2,373,174.541
2000                                                    18.238886                  15.400808                  6,809,885.508

Quantitative Equity
1997                                                   $12.500000                 $12.572103                     66,662.192
1998                                                    12.572103                  15.640646                    291,663.784
1999                                                    15.640646                  18.834509                  1,707,382.198
2000                                                    18.834509                  19.714449                  3,794,635.752

Blue Chip Growth
1997                                                   $12.500000                 $12.831858                    373,367.759
1998                                                    12.831858                  16.234822                  3,048,540.169
1999                                                    16.234822                  19.091275                 10,866,171.119
2000                                                    19.091275                  36.558740                 17,641,988.783

Real Estate Securities
1997                                                   $12.500000                 $13.563334                     59,872.571
1998                                                    13.563334                  11.158599                    255,677.706
1999                                                    11.158599                  10.107930                    441,160.221
2000                                                    10.107930                  12.511528                    883,569.702

SMALL COMPANY VALUE
1997                                                   $12.500000                 $11.893914                     44,766.859
1998                                                    11.893914                  11.157770                    660,344.943
1999                                                    11.157770                  11.864553                    896,371.171
2000                                                    11.864553                  24.751508                  1,032,905.197

SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT               NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR                 AT END OF YEAR
Value
1997                                                   $12.500000                 $12.435876                    298,712.666
1998                                                    12.435876                  12.033566                  1,262,760.931
1999                                                    12.033566                  11.517818                  1,929,431.464
2000                                                    11.517818                  28.255004                  2,384,540.116

Tactical Allocation
2000                                                   $12.500000                  11.978173                    681,228.844

Growth & Income
1997                                                   $12.500000                 $12.692204                    778,391.503
1998                                                    12.692204                  15.811724                  4,876,965.282
1999                                                    15.811724                  18.506889                 16,148,311.797
2000                                                    18.506889                  33.849848                 23,453,262.001

U.S. Large Cap Value
1999                                                   $12.500000                  $12.70863                  3,259,257.566
                                                         12.70863                  25.724118                  6,201,104.761

Equity-Income
1997                                                   $12.500000                 $13.251413                    411,414.749
1998                                                    13.251413                  14.249466                  2,050,162.371
1999                                                    14.249446                  14.507362                  5,176,955.371
2000                                                    14.507362                  32.281980                  5,986,440.689

Income & Value
1997                                                   $12.500000                 $12.705736                     59,162.304
1998                                                    12.705736                  14.398732                    277,338.588
1999                                                    14.398732                  15.408317                  1,754,763,785
2000                                                    15.408317                  31.842484                  2,227,060.812

Balanced
1997                                                   $12.500000                 $12.798613                    155,469.589
1998                                                    12.798613                  14.397307                    705,998.837
1999                                                    14.397307                  13.941569                  1,864,061.244
2000                                                    13.941569                  24.893618                  2,035,162.992

High Yield
1997                                                   $12.500000                 $12.864277                    205,432.892
1998                                                    12.864277                  13.018749                  1,187,037.940
1999                                                    13.018749                  13.844359                  2,124,866.783
2000                                                    13.844359                  24.819046                  2,688,001.223

Strategic Bond
1997                                                   $12.500000                 $12.793187                    201,747.245
1998                                                    12.793187                  12.761400                  1,279,415.503
1999                                                    12.761400                  12.844300                  1,957,762.473
2000                                                    12.844300                  27.162038                  2,239,398.820

Global Bond
1997                                                   $12.500000                 $12.850434                     45,990.746
1998                                                    12.850434                  13.615563                    184,398.545
1999                                                    13.615563                  12.511533                    554,822.837
2000                                                    12.511533                  25.053426                    729,483.838

Total Return
1999                                                   $12.500000                 $12.243486                  1,482,395.274
2000                                                    12.243486                  13.370675                  3,738,958.407

SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT               NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR                 AT END OF YEAR
Investment Quality Bond
1997                                                   $12.500000                 $12.932971                     75,627.863
1998                                                    12.932971                  13.845626                   795,132.846
1999                                                    13.845626                  13.388502                 2,117,952.360
2000                                                    13.388502                  28.845578                  2,573,832.905

Diversified Bond
1997                                                   $12.500000                 $12.768031                     25,278.234
1998                                                    12.768031                  13.914540                    162,214.705
1999                                                    13.914540                  13.798700                    782,445.430
2000                                                    13.798700                  29.979510                  1,367,338.526

U.S. Government Securities
1997                                                   $12.500000                 $12.898929                     49,384.296
1998                                                    12.898929                  13.651980                    558,901.273
1999                                                    13.651980                  13.411398                  1,669,225.469
2000                                                    13.411398                  29.282310                  2,104,301.272

Money Market
1997                                                   $12.500000                 $12.682927                    431,878.733
1998                                                    12.682927                  13.123053                  1,949,743.402
1999                                                    13.123053                  13.515626                  9,877,862.311
2000                                                    13.515626                  28.181564                 10,380,387.611

Small Cap Index
2000                                                   $12.500000                  $11.58405                    145,547.544

International Index
2000                                                   $12.500000                 $11.156110                    191,428.159

Mid Cap Index
2000                                                    $12.50000                  13.258777                    266,761.945

Total Stock Market Index
2000                                                    $12.50000                  11.131148                    570,701.295

500 Index
2000                                                   $12.500000                 $11.189592                  1,351,791,127

Lifestyle Aggressive 1000
1997                                                   $12.500000                 $12.184094                     54,685.065
1998                                                    12.184094                  12.579492                    369,032.152
1999                                                    12.579492                  14.195565                    832,851.584
2000                                                    14.195565                  13.263783                  1,664,008.412

Lifestyle Growth 820
1997                                                   $12.500000                 $12.418021                     722945.165
1998                                                    12.418021                  12.985550                  2,996,409.085
1999                                                    12.985550                  14.903883                  4,346,394.820
2000                                                    14.903883                  28.475758                  6,749,479.206

Lifestyle Balanced 640
1997                                                   $12.500000                 $12.545543                     819161.076
1998                                                    12.545543                  13.059244                  3,939,117.609
1999                                                    13.059244                  14.456141                  5,729,759.654
2000                                                    14.456141                  29.189316                  7,621,122.439

                                                    UNIT VALUE AT               UNIT VALUE AT             NUMBER OF UNITS
SUB-ACCOUNT                                         START OF YEAR(A)            END OF YEAR               AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                                   $12.500000                 $12.686656                     107584.170
1998                                                    12.686656                  13.711730                  1,295,671.881
1999                                                    13.711730                  14.566774                  2,395,187.413
2000                                                    14.566774                  14.954083                  2,599,476.266

Lifestyle Conservative 280
1997                                                   $12.500000                 $12.839861                     47,679.118
1998                                                    12.839861                  13.933826                    839,361.780
1999                                                    13.933826                  14.296546                  1,593,352.835
2000                                                    14.296546                  15.160940                  1,562,852.758

Merrill Lynch Small Cap Value Focus
1998                                                   $12.500000                 $10.568700                     28,229.867
1999                                                    10.568700                  13.943374                    133,116.175
2000                                                    13.943374                  15.730490                    225,024.612

Merrill Lynch Basic Value Focus
1998                                                   $12.500000                 $12.027400                     29,849.178
1999                                                    12.027400                  14.325771                    407,865.075
2000                                                    14.325771                  15.864568                    713,263.407

Merrill Lynch Developing Capital Markets
Focus
1998                                                   $12.500000                 $ 9.694900                      2,492.548
1999                                                     9.694900                  15.787402                     24,213.964
2000                                                    15.787402                  11.064248                     51,258.780


(A) Units under the series of contracts were first credited under the sub-account on August 4, 1997, except in the following instances:

- Small Company Value Trust where units were first credited under the sub-accounts on October 1, 1997.

- Merrill Lynch Small Cap Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund where units were first credited on October 13, 1997.

- Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

- Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

- Capital Appreciation Trust where units were first credited on November 1, 2000.

                          TABLE OF ACCUMULATION VALUES
               (REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT)

SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT             NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR               AT END OF YEAR
INTERNET TECHNOLOGIES
2000                                                  $12.500000                  $7.012603                    410,867.645

Pacific Rim Emerging Markets
2000                                                  $12.500000                 $10.941915                     71,622.589

Science & Technology
2000                                                  $12.500000                  $8.857329                  1,488,392.735

International Small Cap
2000                                                  $12.500000                 $10.030446                    220,745.463

Aggressive Growth
2000                                                  $12.500000                 $11.182499                    929,491.437

Emerging Small Company
2000                                                  $12.500000                 $10.932942                    514,632.900

Small Company Blend
2000                                                  $12.500000                  $9.630818                    181,602.231

Dynamic Growth
2000                                                  $12.500000                  8.771239                     628,925.892

Mid Cap Stock
2000                                                  $12.500000                  $12.20800                    194,877.908

All Cap Growth
2000                                                  $12.500000                 $10.349704                  1,211,311.085

Overseas
2000                                                  $12.500000                 $11.222510                    341,875.704

International Stock
2000                                                  $12.500000                 $11.202883                    131,842,090

International Value
2000                                                  $12.500000                 $11.868508                    119,058.472

Capital Appreciation
2000                                                  $12.500000                 $10.939455                         22.286

Strategic Opportunities (formerly, Mid Cap
Blend)                                                $12.500000                 $11.972462                    590,254.445
2000
Global Equity
2000                                                  $12.500000                 $13.554144                    148,782.204

Growth
2000                                                  $12.500000                  $9.089389                    633,620.762

Large Cap Growth
2000                                                  $12.500000                 $10.924721                    751,650.720

SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT             NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR               AT END OF YEAR
Quantitative Equity
2000                                                  $12.500000                 $12.092105                    522,171.302

Blue Chip Growth
2000                                                  $12.500000                 $11.549188                  1,770,737.506

Real Estate Securities
2000                                                  $12.500000                 $13.588062                     42,483.634

SMALL COMPANY VALUE
2000                                                  $12.500000                 $13.356548                     39,250.451


Value
2000                                                  $12.500000                 $15.552753                    124,860.690

Tactical Allocation
2000                                                  $12.500000                 $12.188577                    194,587.728

Growth & Income
2000                                                  $12.500000                 $11.658205                  1,818,651.260

U.S. Large Cap Value
2000                                                  $12.500000                 $12.467016                    417,202.814

Equity-Income
2000                                                  $12.500000                 $14.266438                    301,378.857

Income & Value
2000                                                  $12.500000                 $12.710793                    175,347.336

Balanced
2000                                                  $12.500000                 $11.252446                     53,977.341

High Yield
2000                                                  $12.500000                 $11.519841                     63,436.742

Strategic Bond
2000                                                  $12.500000                 $12.905776                    101,744.539

Global Bond
2000                                                  $12.500000                 $12.871966                     49,507.169

Total Return
2000                                                   $12.50000                 $13.220054                    314,470.052

Investment Quality Bond
2000                                                  $12.500000                 $13.054821                     92,766.167

Diversified Bond
2000                                                  $12.500000                 $13.190998                     99,109.088

U.S. Government Securities
2000                                                  $12.500000                 $13.197644                     71,597.560

Money Market
2000                                                  $12.500000                 $12.724933                  1,232,429.704

Small Cap Index
2000                                                  $12.500000                 $11.943325                     19,286.070

SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT             NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR               AT END OF YEAR
International Index
2000                                                  $12.500000                 $11.529885                     22,985.945

Mid Cap Index
2000                                                   $12.50000                 $13.223282                     41,116.101

Total Stock Market Index
2000                                                   $12.50000                 $11.456807                     29,032.382

500 Index
2000                                                  $12.500000                 $11.516966                    141,044.660

Lifestyle Aggressive 1000
2000                                                  $12.500000                 $11.872645                    179,282.520

Lifestyle Growth 820
2000                                                  $12.500000                 $12.089786                    574,230.935

Lifestyle Balanced 640
2000                                                  $12.500000                 $12.355297                    512,760.573

Lifestyle Moderate 460
2000                                                  $12.500000                 $12.579492                    137,563.306

Lifestyle Conservative 280
2000                                                  $12.500000                 $12.913124                     11,402.546

Merrill Lynch Small Cap Value Focus
2000                                                  $12.500000                 $12.606854                     17,411.504

Merrill Lynch Basic Value Focus
2000                                                  $12.500000                 $13.588646                    126,530.942

Merrill Lynch Developing Capital Markets
Focus                                                 $12.500000                  $9.694543                     10,441.434
2000



(A) Units under the series of contracts were first credited under the sub-account on July 31, 2000.

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume:

-    a single payment of $50,000 is made,

-    a 3% payment enhancement of $1,500 is credited to contract value,

-    no additional payments are made and

-    there are no partial withdrawals.

The table below illustrates five examples of the withdrawal charges that would be imposed if the contract is completely withdrawn. All contract values are hypothetical.

                            Hypothetical
                             Contract        Free Withdrawal         Payments                Withdrawal Charge
         Contract Year        Value             Amount               Liquidated            Percent          Amount
         -------------        -----             ------               ----------            -------          ------
               2             $55,000         $ 5,000 (a)              $50,000              8.50%           $4,250
               4             $50,500         $ 5,000 (b)              $45,500              7.00%           $3,185
               6             $60,000         $10,000 (c)              $50,000              5.00%           $2,500
               8             $80,000         $30,000 (d)              $50,000              3.00%           $1,500
               10            $70,000         $20,000 (e)              $50,000              0.00%           $    0

(a)  During any contract year the free withdrawal amount is the greater of:

     - the contract value minus unliquidated payments (accumulated earnings), or

     - 10% of total payments made under the contract minus any partial withdrawals in that contract year.

     In the second contract year the earnings under the contract are $5,000 ($55,000 - $50,000 = $5,000), and 10% of payments is equal to $5,000 (0.10
     x $50,000 = $5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against that liquidated payment.

(b) In the example for the fourth contract year, there were no earnings in the contract. The free withdrawal amount therefore is equal to 10% of payments (0.10 x $50,000 = $5,000) and the withdrawal charge is only applied to payments liquidated.

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.

(d) In the example for the eighth contract year, the accumulated earnings of $30,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.

(e) There is no withdrawal charge on any payments that have been in the contract for at least 10 years.

EXAMPLE 2 - Assume:

     -    a single payment of $50,000 is made,

     -    a 3% payment enhancement of $1,500 is credited to contract value,

     -    no transfers are made,

     -    no additional payments are made and

     - there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.


                                   Partial
                                 Withdrawal        Free Withdrawal             Payments              Withdrawal Charge
 Hypothetical Contract Value     Requested             Amount                 Liquidated          Percent            Amount
 ---------------------------     ---------             ------                 ----------          -------            ------
            $65,000               $2,000            $15,000 (a)                  $    0             8.00%              $  0
            $49,000               $5,000            $  3,000(b)                  $2,000             8.00%              $160
            $52,000               $7,000            $  4,000(c)                  $3,000             8.00%              $240
            $44,000               $8,000            $      0(d)                  $8,000             8.00%              $640


(a)  The free withdrawal amount during any contract year is the greater of

     - the contract value minus unliquidated payments (accumulated earnings), or

     - 10% of payments minus 100% of all prior withdrawals in that contract year.

     For the first example, accumulated earnings of $15,000 ($65,000 - $50,000 = $15,000) is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - $0). The amount requested ($2,000) is less than the free withdrawal amount. Therefore, payments are not liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000 - $50,000 greater than 0), so the free withdrawal amount is limited to 10% of payments minus 100% of all prior withdrawals during the contract year. Because $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 partial withdrawal are $48,000 ($50,000 - $2,000 = $48,000).

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 - $48,000 = $4,000) which is greater than 10% of payments minus prior withdrawals this contract year ($5,000 - $2,000 - $5,000 greater than 0 ). Hence the free withdrawal amount is $4,000, leaving $3,000 of the $7,000 partial withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,0000 greater than 0) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available for withdrawal requests during that contract year.

                                   APPENDIX D

                               STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                                              TAX RATE

                                                     QUALIFIED     NON-QUALIFIED
STATE                                                CONTRACTS       CONTRACTS
CALIFORNIA.........................................     .50%           2.35%
MAINE..............................................     .00%           2.00%
NEVADA.............................................     .00%           3.50%
PUERTO RICO........................................    1.00%           1.00%
SOUTH DAKOTA*......................................     .00%           1.25%
WEST VIRGINIA......................................    1.00%           1.00%
WYOMING............................................     .00%           1.00%


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium).

                                   APPENDIX E

                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:

            ISSUE AGE                     MAXIMUM MATURITY AGE
             70 or less                             85
             71-75                                  86
             76-80                                  88
             81-85                                  90
             86-90                                  93
             91-93                                  96
             94-95                                  98
             96-97                                  99
             98-99                                 101
             100-101                               102
             102                                   103
             103                                   104
             104                                   105
             105                                   106

     The annuitant must exercise a settlement annuity option no later than the maximum maturity age stated above. For example, an annuitant who is age 60 at issue must exercise a settlement option prior to age 86. We will use the issue age of the youngest annuitant in the determination of the required settlement option date.

     If contracts are issued with annuitants over age 80, a withdrawal charge could be imposed if they terminate the contract rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the Pennsylvania restrictions in combination with the contract's 9-year withdrawal charge schedule.

                                   APPENDIX F

                  EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS


The payment enhancement is determined based on the cumulative amount of your payments. The payment enhancements, as a percentage of payments, are shown in the table below.

               Cumulative Payments                       Payment Enhancement*
               $10,000 to $499,999                               3.0%
             $500,000 to $2,499,999                              4.0%
              $2,500,000 and above                               5.0%

Payment enhancements are payable as a percentage of the payment being made. The two examples below demonstrate how the payment enhancement is calculated:

EXAMPLE 1 - Assume an initial payment of $400,000 and a subsequent payment of $200,000. Payment enhancements would be determined as follows**:

- A payment enhancement of $12,000 (3% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 initial payment.

- A payment enhancement of $8,000 (4% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 subsequent payment.


EXAMPLE 2 - Assume an initial payment of $200,000 and a subsequent payment of $400,000. Payment enhancements would be determined as follows**:

- A payment enhancement of $6,000 (3% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 initial payment.

- A payment enhancement of $16,000 (4% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 subsequent payment.

*Promotional Payment Enhancement rates that are currently in effect for new contracts are higher. See "Description of the Contract - Payment Enhancement."

**Unless we receive a Letter of Intent from you representing that additional purchase payments will be received within 13 months of the issue date of the contract. If we receive a Letter of Intent, the payment enhancement will be determined using the percentage associated with the total amount of purchase payments indicated in the Letter of Intent (see "payment enhancements").

                                   APPENDIX G


                              QUALIFIED PLAN TYPES

     Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contract. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.


     IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. The Company is seeking approval from the IRS of the use of such Death Benefits in Contract Issued as IRAS.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

     Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefits for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

SIMPLE IRAS

     Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefits for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAS

     Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

     Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

     -    made after the owner attains age 59-1/2;

     -    made after the owner's death;

     -    attributable to the owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.

     In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

     As described above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefits for purposes of the tax rules governing IRAs (which include Roth IRAs). Furthermore, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit and two optional death benefits, each of which that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Corporate and self-employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit and two optional death benefits, each of which that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit options could be characterized as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

     Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

     -    earnings on those contributions, and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

     Tax-sheltered annuity plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a tax-sheltered annuity plan, the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

     Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                      MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A


                                       OF


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING




     This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.

      The date of this Statement of Additional Information is May 1, 2001.


            The Manufacturers Life Insurance Company of North America
                         500 Boylston Street, Suite 400
                        Boston, Massachusetts 02116-3739
                                 (617) 663-3000
                                 (800) 344-1029

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS
General Information and History..........................................
Performance Data.........................................................
Services
       Independent Auditors..............................................
       Servicing Agent...................................................
       Principal Underwriter.............................................
Audited Financial Statements.............................................

                         GENERAL INFORMATION AND HISTORY


     The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of North America ("WE" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Prior to October 1, 1997 we were known as North American Security Life Insurance Company. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

     Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

     -    redemption at the end of the time period, and

     -    not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

     - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

     -    ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

     -    inception date of the portfolio, or

     -    ten years, whichever period is shorter.

     Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

     In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees and administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and does not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

     For total return figures quoted for periods prior to the commencement of the offering of this contract, August 4, 1997, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2000
       (REFLECTING THE EXPENSES OF ALL OPTIONAL RIDERS INCLUDING GRIP II)


                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,            INCEPTION
 PORTFOLIO                                1 YEAR            5 YEAR         WHICHEVER IS SHORTER         DATE(A)
 ---------                                ------            ------         --------------------         -------
 Internet Technologies                      N/A               N/A                -19.89%               05/01/00
 Pacific Rim Emerging Markets             -31.66%             N/A                 -9.84%               01/01/97
 Science & Technology                     -40.37%             N/A                 16.57%               01/01/97
 International Small Cap                  -35.96%             N/A                  7.02%               03/04/96
 Aggressive Growth                        -7.06%              N/A                  5.38%               01/01/97
 Emerging Small Company                   -13.62%             N/A                 14.68%               01/01/97
 Small Company Blend                      -27.50%             N/A                 -5.12%               05/03/99
 Dynamic Growth                             N/A               N/A                -21.41%               05/01/00
 Mid Cap Stock                            -13.33%             N/A                 -8.78%               05/03/99
 All Cap Growth                           -19.46%             N/A                 12.62%               03/04/96
 Overseas                                 -26.58%            3.34%                3.73%                01/09/95
 International Stock                      -24.65%             N/A                  2.30%               01/01/97
 International Value                      -15.57%             N/A                 -8.57%               05/03/99
 Capital Appreciation                       N/A               N/A                -19.54%               11/01/00
 Strategic Opportunities                  -15.48%           10.13%                12.26%(B)            06/18/85
 Global Equity                              1.20%            8.86%                 8.77%(B)            03/18/88
 Growth                                   -34.28%             N/A                  9.42%               07/15/96
 Large Cap Growth                         -22.56%            8.19%                 9.50%(B)            08/03/89
 Quantitative Equity                       -4.09%             N/A                 17.41%               01/01/97
 Blue Chip Growth                         -12.24%           15.81%                10.66%               12/11/92
 Real Estate Securities                    14.45%             N/A                 -0.03%               01/01/97
 Small Company Value                       -4.42%             N/A                 -3.28%               10/01/97
 Value                                     13.33%             N/A                  5.89%               01/01/97
 Tactical Allocation                        N/A               N/A                -10.80%               05/01/00

 Growth & Income                          -16.16%           14.73%                13.05%               04/23/91
 U.S. Large Cap Value                      -7.26%             N/A                 -3.87%               05/03/99
 Equity-Income                              1.96%           11.43%                11.31%               02/19/93
 Income & Value                            -5.32%            7.49%                 8.69%(B)            08/03/89
 Balanced                                 -18.14%             N/A                  0.80%               01/01/97
 High Yield                               -17.82%             N/A                 -0.70%               01/01/97
 Strategic Bond                            -3.12%            3.76%                 4.46%               02/19/93
 Global Bond                               -8.25%            0.00%                 4.48%(B)            03/18/88
 Total Return                               0.05%             N/A                 -1.63%               05/03/99
 Investment Quality Bond                   -1.31%            2.12%                 5.02%(B)            06/18/85
 Diversified Bond                          -0.48%            4.53%                 6.55%(B)            08/03/89
 U.S. Government Securities                 0.01%            2.41%                 4.65%(B)            03/18/88
 Money Market                              -4.47%            1.62%                 2.22%(B)            06/18/85
 Small Cap Index                            N/A               N/A                -12.31%               05/01/00
 International Index                        N/A               N/A                 -6.73%               05/01/00
 Mid Cap Index                              N/A               N/A                 -9.49%               05/01/00
 Total Stock Market Index                   N/A               N/A                -11.23%               05/01/00
 500 Index                                  N/A               N/A                -10.89%               05/01/00
 Lifestyle Aggressive 1000                -14.35%             N/A                  2.04%               01/07/97
 Lifestyle Growth 820                     -12.44%             N/A                  4.22%               01/07/97
 Lifestyle Balanced 640                    -7.48%             N/A                  4.69%               01/07/97
 Lifestyle Moderate 460                    -5.93%             N/A                  4.96%               01/07/97
 Lifestyle Conservative 280                -2.84%             N/A                  4.62%               01/07/97
 Merrill Lynch Small Cap Value Focus
 - Class B                                  3.51%             N/A                  2.58%               10/13/97
 Merrill Lynch Basic Value Focus -
 Class B                                    1.45%             N/A                  6.07%               10/13/97
 Merrill Lynch Developing Capital
 Markets Focus - Class B                  -35.66%             N/A                -15.23%               10/13/97

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B)    10 year average annual return.


(C)    Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
       (REFLECTING THE EXPENSES OF ALL OPTIONAL RIDERS INCLUDING GRIP II)


                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,           INCEPTION
 PORTFOLIO                                1 YEAR            5 YEAR         WHICHEVER IS SHORTER         DATE
 ---------                                ------            ------         --------------------         ----
 Internet Technologies                      N/A              N/A                 -19.89%               05/01/00
 Pacific Rim Emerging MarketsA            -31.66%           -6.62%                -4.84%               10/04/94
 Science & Technology                     -40.37%            N/A                  16.57%               01/01/97
 International Small Cap                  -35.96%            N/A                   7.02%               03/04/96
 Aggressive Growth                         -7.06%            N/A                   5.38%               01/01/97
 Emerging Small Company                   -13.62%            N/A                  14.68%               01/01/97
 Small Company Blend                      -27.50%            N/A                  -5.12%               05/03/99
 Dynamic Growth                             N/A              N/A                 -21.41%               05/01/00
 Mid Cap Stock                            -13.33%            N/A                  -8.78%               05/03/99
 All Cap Growth                           -19.46%            N/A                  12.62%               03/04/96
 Overseas                                 -26.58%            3.34%                 3.73%               01/09/95
 International Stock                      -24.65%            N/A                   2.30%               01/01/97
 International Value                      -15.57%            N/A                  -8.57%               05/03/99
 Capital Appreciation                       N/A              N/A                 -19.54%               11/01/00
 Strategic Opportunities(B)               -15.48%           10.13%                12.26%(B)            06/18/85
 Global Equity                              1.20%            8.86%                 8.77%(B)            03/18/88
 Growth                                   -34.28%            N/A                   9.42%               07/15/96
 Large Cap Growth                         -22.56%            8.19%                 9.50%(B)            08/03/89
 Quantitative Equity(A)                    -4.09%           17.07%                14.57%(B)            04/30/87
 Blue Chip Growth                         -12.24%           15.81%                10.66%               12/11/92
 Real Estate Securities(A)                 14.45%            5.67%                11.24%(B)            04/30/87
 Small Company Value                       -4.42%            N/A                  -3.28%               10/01/97
 Value                                     13.33%            N/A                   5.89%               01/01/97
 Tactical Allocation                        N/A              N/A                 -10.80%               05/01/00
 Growth & Income                          -16.16%           14.73%                13.05%               04/23/91
 U.S. Large Cap Value                      -7.26%            N/A                  -3.87%               05/03/99
 Equity-Income                              1.96%           11.43%                11.31%               02/19/93
 Income & Value                            -5.32%            7.49%                 8.69%(B)            08/03/89
 Balanced                                 -18.14%            N/A                   0.80%               01/01/97

 High Yield                               -17.82%            N/A                  -0.70%               01/01/97
 Strategic Bond                            -3.12%            3.76%                 4.46%               02/19/93
 Global Bond                               -8.25%            0.00%                 4.48%(B)            03/18/88
 Total Return                               0.05%            N/A                  -1.63%               05/03/99
 Investment Quality Bond                   -1.31%            2.12%                 5.02%(B)            06/18/85
 Diversified Bond                          -0.48%            4.53%                 6.55%(B)            08/03/89
 U.S. Government Securities                 0.01%            2.41%                 4.65%(B)            03/18/88
 Money Market                              -4.47%            1.62%                 2.22%(B)            06/18/85
 Small Cap Index                            N/A              N/A                 -12.31%               05/01/00
 International Index                        N/A              N/A                  -6.73%               05/01/00
 Mid Cap Index                              N/A              N/A                  -9.49%               05/01/00
 Total Stock Market Index                   N/A              N/A                 -11.23%               05/01/00
 500 Index                                  N/A              N/A                 -10.89%               05/01/00
 Lifestyle Aggressive 1000                -14.35%            N/A                   2.04%               01/07/97
 Lifestyle Growth 820                     -12.44%            N/A                   4.22%               01/07/97
 Lifestyle Balanced 640                    -7.48%            N/A                   4.69%               01/07/97
 Lifestyle Moderate 460                    -5.93%            N/A                   4.96%               01/07/97
 Lifestyle Conservative 280                -2.84%            N/A                   4.62%               01/07/97
 Merrill Lynch Small Cap Value Focus
 - Class B                                  3.51%            N/A                   2.58%               10/13/97
 Merrill Lynch Basic Value Focus -
 Class B                                    1.45%            N/A                   6.07%               10/13/97
 Merrill Lynch Developing Capital
 Markets Focus - Class B                  -35.66%            N/A                 -15.23%               10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)    10 year average annual return.


(C)    Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
                 (REFLECTING THE EXPENSES OF ALL OPTIONAL RIDERS
                               INCLUDING GRIP II)


                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,           INCEPTION
 PORTFOLIO                                 1 YEAR            5 YEAR         WHICHEVER IS SHORTER         DATE
 ---------                                 ------            ------         --------------------         ----
Internet Technologies                       N/A               N/A                 -18.61%               05/01/00
Pacific Rim Emerging Markets(A)           -26.19%            -5.57%                -4.11%               10/04/94
Science & Technology                      -35.71%             N/A                  17.78%               01/01/97
International Small Cap                   -30.90%             N/A                   8.09%               03/04/96
Aggressive Growth                           0.69%             N/A                   7.01%               01/01/97
Emerging Small Company                     -6.48%             N/A                  15.96%               01/01/97
Small Company Blend                       -21.65%             N/A                  -0.14%               05/03/99
Dynamic Growth                              N/A               N/A                 -20.92%               05/01/00
Mid Cap Stock                              -6.16%             N/A                  -3.99%               05/03/99
All Cap Growth                            -12.85%             N/A                  13.52%               03/04/96
Overseas                                  -20.65%             4.41%                 4.54%               01/09/95
International Stock                       -18.53%             N/A                   4.06%               01/01/97
International Value                        -8.60%             N/A                  -3.77%               05/03/99
Capital Appreciation                        N/A               N/A                 -55.59%               11/01/00
Strategic Opportunities(C)                 -8.52%            10.97%                12.29%(B)            06/18/85
Global Equity                               9.72%             9.74%                 8.81%(B)            03/18/88
Growth                                    -29.06%             N/A                  10.51%               07/15/96
Large Cap Growth                          -16.25%             9.09%                 9.53%(B)            08/03/89
Quantitative Equity(A)                      3.93%            17.74%                14.59%(B)            04/30/87
Blue Chip Growth                           -4.97%            16.50%                10.86%               12/11/92
Real Estate Securities(A)                  22.99%             6.65%                11.27%(B)            04/30/87
Small Company Value                         3.57%             N/A                  -1.10%               10/01/97
Value                                      21.88%             N/A                   7.49%               01/01/97
Tactical Allocation                         N/A               N/A                  -4.34%               05/01/00
Growth & Income                            -9.25%            15.45%                13.11%               04/23/91
U.S. Large Cap Value                        0.48%             N/A                   1.19%               05/03/99
Equity-Income                              10.51%            12.24%                11.57%               02/19/93
Income & Value                              2.59%             8.41%                 8.72%(B)            08/03/89
Balanced                                  -11.42%             N/A                   2.64%               01/01/97

High Yield                                -11.06%             N/A                   1.12%               01/01/97
Strategic Bond                              5.00%             4.82%                 4.84%               02/19/93
Global Bond                                -0.60%             1.16%                 4.51%(B)            03/18/88
Total Return                                8.46%             N/A                   3.56%               05/03/99
Investment Quality Bond                     6.98%             3.24%                 5.06%(B)            06/18/85
Diversified Bond                            7.88%             5.56%                 6.59%(B)            08/03/89
U.S. Government Securities                  8.42%             3.53%                 4.68%(B)            03/18/88
Money Market                                3.52%             2.77%                 2.26%(B)            06/18/85
Small Cap Index                             N/A               N/A                  -6.77%               05/01/00
International Index                         N/A               N/A                   2.29%               05/01/00
Mid Cap Index                               N/A               N/A                  -2.23%               05/01/00
Total Stock Market Index                    N/A               N/A                  -5.05%               05/01/00
500 Index                                   N/A               N/A                  -4.49%               05/01/00
Lifestyle Aggressive 1000                  -7.27%             N/A                   3.83%               01/07/97
Lifestyle Growth 820                       -5.18%             N/A                   5.90%               01/07/97
Lifestyle Balanced 640                      0.23%             N/A                   6.35%               01/07/97
Lifestyle Moderate 460                      1.93%             N/A                   6.61%               01/07/97
Lifestyle Conservative 280                  5.31%             N/A                   6.28%               01/07/97
Merrill Lynch Small Cap Value Focus
- Class B                                  12.06%             N/A                   4.81%               10/13/97
Merrill Lynch Basic Value
Focus - Class B                             9.99%             N/A                 8.14%                 10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                   -30.57%             N/A                -13.31%                10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)    10 year average annual return.


(C)    Formerly, Mid Cap Blend.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2000
              (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL RIDERS)


                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,           INCEPTION
   PORTFOLIO                                1 YEAR           5 YEAR        WHICHEVER IS SHORTER        DATE(A)
   ---------                                ------           ------        --------------------        -------
Internet Technologies                         N/A             N/A                -48.25%               05/01/00
Pacific Rim Emerging Markets                -31.05%           N/A                 -8.96%               01/01/97
Science & Technology                        -39.79%           N/A                 17.25%               01/01/97
International Small Cap                     -35.37%           N/A                  7.75%               03/04/96
Aggressive Growth                            -6.40%           N/A                  6.18%               01/01/97
Emerging Small Company                      -12.97%           N/A                 15.42%               01/01/97
Small Company Blend                         -26.88%           N/A                 -4.39%               05/03/99
Dynamic Growth                                N/A             N/A                -41.37%               05/01/00
Mid Cap Stock                               -12.67%           N/A                 -7.97%               05/03/99
All Cap Growth                              -18.82%           N/A                 13.35%               03/04/96
Overseas                                    -25.96%          4.10%                 4.50%               01/09/95
International Stock                         -24.03%           N/A                  3.05%               01/01/97
International Value                         -14.92%           N/A                 -7.78%               05/03/99
Capital Appreciation                          N/A             N/A                -19.09%               11/01/00
Strategic Opportunities(C)                  -14.84%         10.83%                12.91%(B)            06/18/85
Global Equity                                 1.92%          9.59%                 9.47%(B)            03/18/88
Growth                                      -33.68%           N/A                 10.10%               07/15/96
Large Cap Growth                            -21.93%          8.89%                10.16%(B)            08/03/89
Quantitative Equity                          -3.42%           N/A                 17.90%               01/01/97
Blue Chip Growth                            -11.58%         16.48%                11.44%               12/11/92
Real Estate Securities                       15.23%           N/A                  0.13%               01/01/97
Small Company Value                          -3.75%           N/A                 -2.34%               10/01/97
Value                                        14.11%           N/A                  6.66%               01/01/97
Tactical Allocation                           N/A             N/A                -11.51%               05/01/00
Growth & Income                             -15.51%         15.40%                13.72%               04/23/91
U.S. Large Cap Value                         -6.59%           N/A                 -3.09%               05/03/99
Equity-Income                                 2.71%         12.13%                12.01%               02/19/93
Income & Value                               -4.65%          8.23%                 9.38%(B)            08/03/89
Balanced                                    -17.50%           N/A                  1.54%               01/01/97

High Yield                                  -17.18%           N/A                  0.02%               01/01/97
Strategic Bond                               -2.44%          4.52%                 5.23%               02/19/93
Global Bond                                  -7.58%          0.73%                 5.20%(B)            03/18/88
Total Return                                  0.73%           N/A                 -0.82%               05/03/99
Investment Quality Bond                      -0.62%          2.92%                 5.76%(B)            06/18/85
Diversified Bond                              0.20%          5.30%                 7.27%(B)            08/03/89
U.S. Government Securities                    0.70%          3.21%                 5.40%(B)            03/18/88
Money Market                                 -3.80%          2.42%                 3.04%(B)            06/18/85
Small Cap Index                               N/A             N/A                -14.39%               05/01/00
International Index                           N/A             N/A                -17.53%               05/01/00
Mid Cap Index                                 N/A             N/A                 -2.14%               05/01/00
Total Stock Market Index                      N/A             N/A                -17.71%               05/01/00
500 Index                                     N/A             N/A                -17.29%               05/01/00
Lifestyle Aggressive 1000                   -13.70%           N/A                  2.82%               01/07/97
Lifestyle Growth 820                        -11.78%           N/A                  4.98%               01/07/97
Lifestyle Balanced 640                       -6.82%           N/A                  5.45%               01/07/97
Lifestyle Moderate 460                       -5.26%           N/A                  5.72%               01/07/97
Lifestyle Conservative 280                   -2.16%           N/A                  5.38%               01/07/97
Merrill Lynch Small Cap Value
Focus - Class B                               4.27%           N/A                  3.65%               10/13/97
Merrill Lynch Basic Value
Focus - Class B                               2.19%           N/A                  7.00%               10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                     -35.07%           N/A                -14.16%               10/13/97

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B)    10 year average annual return.


(C)    Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
              (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL RIDERS)


                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
   PORTFOLIO                                  1 YEAR           5 YEAR        WHICHEVER IS SHORTER         DATE
   ---------                                  ------           ------        --------------------         ----
Internet Technologies                          N/A             N/A                 -48.25%              05/01/00
Pacific Rim Emerging Markets(A)               -31.05%          -5.76%               -3.85%              10/04/94
Science & Technology                          -39.79%           N/A                 17.25%              01/01/97
International Small Cap                       -35.37%           N/A                  7.75%              03/04/96
Aggressive Growth                              -6.40%           N/A                  6.18%              01/01/97
Emerging Small Company                        -12.97%           N/A                 15.42%              01/01/97
Small Company Blend                           -26.88%           N/A                 -4.39%              05/03/99
Dynamic Growth                                 N/A              N/A                -41.37%              05/01/00
Mid Cap Stock                                 -12.67%           N/A                 -7.97%              05/03/99
All Cap Growth                                -18.82%           N/A                 13.35%              03/04/96
Overseas                                      -25.96%           4.10%                4.50%              01/09/95
International Stock                           -24.03%           N/A                  3.05%              01/01/97
International Value                           -14.92%           N/A                 -7.78%              05/03/99
Capital Appreciation                           N/A              N/A                -19.09%              11/01/00
Strategic Opportunities(C)                    -14.84%          10.83%               12.91%(B)           06/18/85
Global Equity                                   1.92%           9.59%                9.47%(B)           03/18/88
Growth                                        -33.68%           N/A                 10.10%              07/15/96
Large Cap Growth                              -21.93%           8.89%               10.16%(B)           08/03/89
Quantitative Equity(A)                         -3.42%          17.76%               15.34%(B)           04/30/87
Blue Chip Growth                              -11.58%          16.48%               11.44%              12/11/92
Real Estate Securities(A)                      15.23%           6.40%               11.96%(B)           04/30/87
Small Company Value                            -3.75%            N/A                -2.34%              10/01/97
Value                                          14.11%            N/A                 6.66%              01/01/97
Tactical Allocation                            N/A               N/A               -11.51%              05/01/00
Growth & Income                               -15.51%          15.40%               13.72%              04/23/91
U.S. Large Cap Value                           -6.59%            N/A                -3.09%              05/03/99
Equity-Income                                   2.71%          12.13%               12.01%              02/19/93
Income & Value                                 -4.65%           8.23%                9.38%(B)           08/03/89
Balanced                                      -17.50%            N/A                 1.54%              01/01/97

High Yield                                    -17.18%            N/A                 0.02%              01/01/97
Strategic Bond                                 -2.44%           4.52%                5.23%              02/19/93
Global Bond                                    -7.58%           0.73%                5.20%(B)           03/18/88
Total Return                                    0.73%            N/A                -0.82%              05/03/99
Investment Quality Bond                        -0.62%           2.92%                5.76%(B)           06/18/85
Diversified Bond                                0.20%           5.30%                7.27%(B)           08/03/89
U.S. Government Securities                      0.70%           3.21%                5.40%(B)           03/18/88
Money Market                                   -3.80%           2.42%                3.04%(B)           06/18/85
Small Cap Index                                N/A               N/A               -14.39%              05/01/00
International Index                            N/A               N/A               -17.53%              05/01/00
Mid Cap Index                                  N/A               N/A                -2.14%              05/01/00
Total Stock Market Index                       N/A               N/A               -17.71%              05/01/00
500 Index                                      N/A               N/A               -17.29%              05/01/00
Lifestyle Aggressive 1000                     -13.70%            N/A                 2.82%              01/07/97
Lifestyle Growth 820                          -11.78%            N/A                 4.98%              01/07/97
Lifestyle Balanced 640                         -6.82%            N/A                 5.45%              01/07/97
Lifestyle Moderate 460                         -5.26%            N/A                 5.72%              01/07/97
Lifestyle Conservative 280                     -2.16%            N/A                 5.38%              01/07/97
Merrill Lynch Small Cap Value
Focus - Class B                                 4.27%            N/A                 3.65%              10/13/97
Merrill Lynch Basic Value
Focus - Class B                                 2.19%            N/A                 7.00%              10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                       -35.07%            N/A               -14.16%              10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)    10 year average annual return.


(C)    Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
              (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL RIDERS)


                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
   PORTFOLIO                                  1 YEAR           5 YEAR        WHICHEVER IS SHORTER         DATE
   ---------                                  ------           ------        --------------------         ----
Internet Technologies                          N/A              N/A                -44.33%              05/01/00
Pacific Rim Emerging Markets(A)               -25.53%          -4.69%               -3.24%              10/04/94
Science & Technology                          -35.07%           N/A                 18.35%              01/01/97
International Small Cap                       -30.25%           N/A                  8.71%              03/04/96
Aggressive Growth                               1.42%           N/A                  7.65%              01/01/97
Emerging Small Company                         -5.77%           N/A                 16.58%              01/01/97
Small Company Blend                           -20.97%           N/A                  0.34%              05/03/99
Dynamic Growth                                 N/A              N/A                -36.81%              05/01/00
Mid Cap Stock                                  -5.44%           N/A                 -3.44%              05/03/99
All Cap Growth                                -12.16%           N/A                 14.14%              03/04/96
Overseas                                      -19.97%           5.14%                5.20%              01/09/95
International Stock                           -17.85%           N/A                  4.66%              01/01/97
International Value                            -7.90%           N/A                 -3.24%              05/03/99
Capital Appreciation                           N/A              N/A                -12.46%              11/01/00
Strategic Opportunities(C)                     -7.81%          11.65%               12.94%(B)           06/18/85
Small Company Value                             4.31%           N/A                 -0.31%              10/01/97
Global Equity                                  10.47%          10.45%                9.51%(B)           03/18/88
Growth                                        -28.40%           N/A                 11.08%              07/15/96
Large Cap Growth                              -15.56%           9.77%               10.19%(B)           08/03/89
Quantitative Equity(A)                          4.67%          18.41%               15.36%(B)           04/30/87
Blue Chip Growth                               -4.25%          17.15%               11.60%              12/11/92
Real Estate Securities(A)                      23.78%           7.36%               11.98%(B)           04/30/87
Value                                          22.66%           N/A                  8.12%              01/01/97
Tactical Allocation                            N/A              N/A                 -4.17%              05/01/00
Growth & Income                                -8.55%          16.10%               13.75%              04/23/91
U.S. Large Cap Value                            1.21%           N/A                  1.73%              05/03/99
Equity-Income                                  11.26%          12.92%               12.21%              02/19/93
Income & Value                                  3.33%           9.13%                9.41%(B)           08/03/89
Balanced                                      -10.72%           N/A                  3.22%              01/01/97

High Yield                                    -10.36%           N/A                  1.71%              01/01/97
Strategic Bond                                  5.74%           5.55%                5.54%              02/19/93
Global Bond                                     0.12%           1.91%                5.23%(B)           03/18/88
Total Return                                    9.21%           N/A                  4.13%              05/03/99
Investment Quality Bond                         7.73%           4.01%                5.80%              06/18/85
Diversified Bond                                8.63%           6.30%                7.31%(B)           08/03/89
U.S. Government Securities                      9.17%           4.29%                5.44%(B)           03/18/88
Money Market                                    4.26%           3.54%                3.09%(B)           06/18/85
Small Cap Index                                N/A              N/A                 -7.32%(B)           05/01/00
International Index                            N/A              N/A                -10.75%              05/01/00
Mid Cap Index                                  N/A              N/A                  6.07%              05/01/00
Total Stock Market Index                       N/A              N/A                -10.95%              05/01/00
500 Index                                      N/A              N/A                -10.48%              05/01/00
Lifestyle Aggressive 1000                      -6.56%           N/A                  4.44%              01/07/97
Lifestyle Growth 820                           -4.47%           N/A                  6.51%              01/07/97
Lifestyle Balanced 640                          0.96%           N/A                  6.96%              01/07/97
Lifestyle Moderate 460                          2.66%           N/A                  7.22%              01/07/97
Lifestyle Conservative 280                      6.05%           N/A                  6.90%              01/07/97
Merrill Lynch Small Cap Value
Focus - Class B                                12.82%           N/A                  5.69%              10/13/97
Merrill Lynch Basic Value
Focus - Class B                                10.74%           N/A                  8.90%              10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                       -29.92%           N/A                -12.43%              10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)    10 year average annual return.


(C)    Formerly, Mid Cap Blend.



                                    * * * * *

     In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust or Merrill Variable Funds may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS

         The consolidated financial statements of the Company at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and for the Variable Separate Account at December 31, 2000 and for each of the two years in the period then ended December 31, 2000 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given upon the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

     Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

     -    daily updates on:

          -    accumulation unit values

          -    variable annuity participants and transaction

          -    agent production and commissions;

     -    semimonthly commission statements;

     -    monthly summaries of agent production and daily transaction reports;

     -    semiannual statements for contract owners; and

     -    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


     Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., is a Delaware limited liability company controlled by us. It serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 2000, 1999 and 1998 were $251,409,183, $183,494,116 and
$122,828,714 respectively. MSS did not retain any of these amounts during such periods.

                       FINANCIAL STATEMENTS AND SCHEDULES
                        THE MANUFACTURERS LIFE INSURANCE
                            COMPANY OF NORTH AMERICA

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                       WITH REPORT OF INDEPENDENT AUDITORS

                                    CONTENTS




Report of Independent Auditors.........................................2
Audited Consolidated Financial Statements
     Consolidated Balance Sheets.......................................3
     Consolidated Statements of Income.................................4
     Consolidated Statements of Changes in Shareholder's Equity........5
     Consolidated Statements of Cash Flows.............................6
     Notes to Consolidated Financial Statements........................7



                         Report of Independent Auditors



The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of North America


We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of North America ("the Company") as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of North America at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.




                                           /s/ Ernst & Young LLP

Boston, Massachusetts

March 9, 2001

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
CONSOLIDATED BALANCE SHEETS


AS AT DECEMBER 31
ASSETS  ($ thousands)                                                               2000                           1999
                                                                      ------------------                ---------------

INVESTMENTS:
Fixed-maturity securities available-for-sale, at fair value
(amortized cost:  2000 $136,568; 1999 $156,382)                       $          136,739                $       152,922
Short-term investments                                                            48,200                         41,311
Policy loans                                                                       8,961                          7,049
                                                                      ------------------                ---------------
            TOTAL INVESTMENTS                                         $          193,900                $       201,282
                                                                      ------------------                ---------------
Cash and cash equivalents                                             $           11,751                $        27,790
Accrued investment income                                                          2,504                          2,630
Deferred acquisition costs                                                       905,802                        655,294
Federal income tax recoverable from affiliates                                    13,459                              -
Other assets                                                                      32,905                         19,341
Receivable for undelivered securities                                              6,700                              -
Due from reinsurers                                                              738,856                        797,746
Separate account assets                                                       16,813,984                     16,022,215
                                                                      ------------------                ---------------
TOTAL ASSETS                                                          $       18,719,861                $    17,726,298
                                                                      ==================                ===============
LIABILITIES AND SHAREHOLDER'S EQUITY ($ THOUSANDS)
LIABILITIES:
Policyholder liabilities and accruals                                 $          876,243                $       937,510
Payable to affiliates                                                             16,029                         10,267
Notes payable to affiliates                                                      442,000                        311,100
Deferred income taxes                                                             55,813                         46,533
Other liabilities                                                                 50,958                         61,430
Separate account liabilities                                                  16,813,984                     16,022,215
                                                                      ------------------                ---------------
TOTAL LIABILITIES                                                     $       18,255,027                $    17,389,055
                                                                      ------------------                ---------------
SHAREHOLDER'S EQUITY:
Common stock                                                          $            2,601                $         2,600
Additional paid-in capital                                                       260,101                        207,102
Retained earnings                                                                202,596                        130,145
Accumulated other comprehensive loss                                                (464)                        (2,604)
                                                                      ------------------                ---------------
TOTAL SHAREHOLDER'S EQUITY                                            $          464,834                $       337,243
                                                                      ------------------                ---------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                            $       18,719,861                $    17,726,298
                                                                      ==================                ===============


The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
CONSOLIDATED STATEMENTS OF INCOME



FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                            2000                       1999                   1998
                                                               ---------------            ---------------           ------------
REVENUES:
      Fees from separate accounts and policyholder funds       $       276,173            $       218,231           $    166,498
      Advisory fees and other distribution revenues                    166,972                    122,662                 94,821
      Premiums                                                             258                        175                      -
      Net investment income                                             13,018                     12,721                 12,178
      Net realized investment (losses) gains                            (1,344)                      (266)                   719
                                                               ---------------            ---------------           ------------
TOTAL REVENUE                                                  $       455,077            $       353,523           $    274,216
                                                               ===============            ===============           ============
BENEFITS AND EXPENSES:
      Policyholder benefits and claims                         $        10,336            $         6,735           $      4,885
      Amortization of deferred acquisition costs                       110,117                     44,554                 53,499
      Selling and administrative expenses                               78,579                     66,589                 47,560
      Subadvisory fees                                                  80,122                     53,118                 38,701
      General operating expenses                                       117,474                     89,969                 61,860
                                                               ---------------            ---------------           ------------
TOTAL BENEFITS AND EXPENSES                                    $       396,628            $       260,965           $    206,505
                                                               ===============            ===============           ============
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES
                                                               $        58,449            $        92,558           $     67,711
                                                               ---------------            ---------------           ------------
INCOME TAX (BENEFIT) EXPENSE                                   $       (14,002)           $        32,706           $     23,873
                                                               ---------------            ---------------           ------------
NET INCOME FROM CONTINUING OPERATIONS                          $        72,451            $        59,852           $     43,838
                                                               ---------------            ---------------           ------------
Discontinued operations:
      Gain on disposal, net of income tax                      $             -            $             -           $        582
                                                               ---------------            ---------------           ------------
NET INCOME                                                     $        72,451            $        59,852           $     44,420
                                                               ===============            ===============           ============

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER                  TOTAL
                                    COMMON          ADDITIONAL           RETAINED          COMPREHENSIVE           SHAREHOLDER'S
($ thousands)                        STOCK        PAID-IN CAPITAL        EARNINGS          (LOSS) INCOME              EQUITY
                                    -------       ---------------       ----------         -------------          --------------
BALANCE, JANUARY 1, 1998            $ 2,600        $    179,053         $   25,873         $      1,200          $      208,726
Comprehensive income                      -                   -             44,420                  884                  45,304
                                    -------        ------------         ----------         ------------          --------------
BALANCE, DECEMBER 31, 1998          $ 2,600        $    179,053         $   70,293         $      2,084          $      254,030
Capital contribution                      -              28,049                  -                    -                  28,049
Comprehensive income (loss)               -                   -             59,852               (4,688)                 55,164
                                    -------        ------------         ----------         ------------          --------------
BALANCE, DECEMBER 31, 1999          $ 2,600        $    207,102         $  130,145         $     (2,604)         $      337,243
                                    -------        ------------         ----------         ------------          --------------
Capital contribution                      1              52,999                  -                    -                  53,000
Comprehensive income                      -                   -             72,451                2,140                  74,591
                                    -------        ------------         ----------         ------------          --------------
BALANCE, DECEMBER 31, 2000          $ 2,601        $    260,101         $  202,596         $       (464)         $      464,834
                                    =======        ============         ==========         ============          ==============

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH
AMERICA
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)

                                                                                          2000              1999         1998
                                                                                   ------------       -----------   ----------
OPERATING ACTIVITIES:
Net income                                                                         $     72,451       $    59,852   $   44,420
Adjustments to reconcile net income to net cash used in operating activities:
      Amortization of bond discount and premium                                              82               747          685
      Benefits to policyholders                                                          10,336             6,735        4,885
      Provision for deferred income tax                                                   8,877            24,269        6,872
      Net realized investment losses (gains)                                              1,344               266         (719)
      Amortization of deferred acquisition costs                                        110,117            44,554       53,499
      Policy acquisition costs deferred                                                (361,730)         (248,483)    (138,527)
      Changes in assets and liabilities:
            Accrued investment income                                                       126               502         (491)
            Federal income tax recoverable from affiliates                              (13,459)                -            -
            Other assets                                                                (13,564)          (12,981)       3,266
            Receivable from affiliates                                                        -                 -        4,605
            Payable to affiliates                                                         5,762             5,879        4,644
            Other liabilities                                                           (10,472)           20,741       (8,896)
                                                                                   ------------       -----------   ----------
Net cash used in  operating activities                                             $   (190,130)      $   (97,919)  $  (25,757)
                                                                                   ------------       -----------   ----------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                                  $    119,097       $    95,139   $   37,694
Fixed-maturity securities purchased                                                    (100,695)          (99,565)     (50,056)
Net change in short-term investments                                                     (6,886)           (7,237)     (19,082)
Policy loans advanced, net                                                               (1,912)           (1,874)      (1,899)
Net change in receivable for undelivered securities                                      (6,700)                -            -
                                                                                   ------------       -----------   ----------
Cash provided by (used in) investing activities                                    $      2,904       $   (13,537)  $  (33,343)
                                                                                   ------------       -----------   ----------
FINANCING ACTIVITIES:
Net reinsurance consideration                                                      $     58,890       $  (155,888)  $  (88,024)
(Decrease) increase in account balances subject to reinsurance                          (58,890)          155,888       88,024
Deposits to policyholder account balances                                                54,403            50,351       15,551
Net transfers to separate account from policyholder account balances                    (46,974)          (12,248)      (5,513)
Withdrawals from policyholder account balances                                          (20,142)           (7,326)      (5,421)
Increase in notes payable to affiliates                                                 130,900            70,100       57,464
Capital contribution by Parent                                                           53,000            28,049            -
                                                                                   ------------       -----------   ----------
Cash provided by financing activities                                              $    171,187       $   128,926   $   62,081
                                                                                   ------------       -----------   ----------
CASH AND CASH EQUIVALENTS:
(Decrease) increase during the year                                                     (16,039)           17,470        2,981
Balance, beginning of year                                                               27,790            10,320        7,339
                                                                                   ------------       -----------   ----------
BALANCE, END OF YEAR                                                               $     11,751       $    27,790   $   10,320
                                                                                   ============       ===========   ==========

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                            (IN THOUSANDS OF DOLLARS)

1.       ORGANIZATION


         The Manufacturers Life Insurance Company of North America (hereinafter referred to as "MNA" or the "Company"), is a wholly-owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (hereinafter referred to as "MWLH"). MWLH is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"); prior to June 1, 1999, MLI indirectly owned 85% of MWLH, and minority shareholders associated with MWLH owned the remaining 15%. MLI is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."


         MNA owns 100% of The Manufacturers Life Insurance Company of New York (hereinafter referred to as "MNY") and is the managing member with a 90% interest in Manufacturers Securities Services, LLC ("MSS"). MNY owns a 10% interest in MSS. MNA, MNY and MSS are hereinafter referred to collectively as "the Company."

         MNA issues individual and group annuity contracts in forty-eight states, excluding New York and New Hampshire. Prior to July 1, 1998, MNA also issued individual variable life insurance contracts. MNY issues individual and group annuity contracts and individual life insurance contracts in New York. Amounts invested in the fixed portion of the contracts are allocated to the general accounts of the Company or noninsulated separate accounts of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in shares of the various portfolios of the Manufacturers Investment Trust (hereinafter referred to as "MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

         MSS is the investment adviser to MIT and the principal underwriter of all variable contracts issued by MNA. MSS also acts as the principal underwriter for the variable contracts and is the exclusive distributor for all contracts issued by MNY.

2.       SIGNIFICANT ACCOUNTING POLICIES

         a) BASIS OF PRESENTATION

         The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP") and include the accounts and operations, after intercompany eliminations, of the Company and its majority and wholly-owned subsidiaries, MSS and MNY.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

         b) RECENT ACCOUNTING STANDARDS

         In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133." This statement amends SFAS No. 133 to defer its effective date one year to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" - an amendment of FASB Statement No. 133. This statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. (collectively hereafter referred to as the Statement). Effective January 1, 2001, all derivative instruments will be reported on the Consolidated Balance Sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives that are not designated as hedges will be recognized in current period earnings.

         The Company has evaluated the accounting implications of SFAS No. 133 and determined that there is no current material impact on the consolidated financial statements.

         c) INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income (loss) after adjustments for deferred taxes and deferred acquisition costs. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts which are calculated using the effective-interest method.

         For the asset-backed securities portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. The adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost, which approximates fair value.

         d) CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

         E) DEFERRED ACQUISITION COSTS "DAC"

         Commissions, net of commission allowances for reinsurance ceded, and other expenses which vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional nonparticipating individual insurance policies is charged to expense over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed.

         F) POLICYHOLDER LIABILITIES

         Policyholder liabilities equal the policyholder account value for the fixed portions of annuity, variable life and investment pension contracts with no substantial mortality risk. Account values are increased for deposits received and interest credited, and are reduced by withdrawals. For traditional nonparticipating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

         G) SEPARATE ACCOUNTS

         Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in MIT, which are mutual funds that are separately administered for the exclusive benefit of the policyholders of the Company and its affiliates, or open-end investment management companies offered and managed by unaffiliated third parties, which are mutual funds that are separately administered for the benefit of the Company's policyholders and other contract owners. These assets and liabilities are reported at fair value. The policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

         H) REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional nonparticipating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting.

         MSS, "the Adviser", is responsible for managing the corporate and business affairs of MIT and acts as investment adviser to MIT. As compensation for its investment advisory services, the Adviser receives advisory fees based on the daily average net assets of the portfolios. The Adviser, as part of its advisory services, is responsible for selecting and compensating subadvisers to manage the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Board of Trustees of MIT. Subadviser compensation for MIT is included in other insurance expenses.

         I) POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for annuity contracts and investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

         J) FINANCING AGREEMENTS

         The Company has entered into various financing agreements with reinsurers and an affiliated company. All assets and liabilities related to these contracts are reported on a gross basis. Due to the nature of the Company's products, these agreements are accounted for under the deposit method, whereby the net premiums paid to the reinsurers are recorded as deposits.

         K) INCOME TAXES

         Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.


         L) RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

         A) FIXED-MATURITY SECURITIES

         At December 31, 2000, the amortized cost and fair value of fixed-maturity securities available for sale are summarized as follows:

                                                                            GROSS              GROSS
                                                                          UNREALIZED         UNREALIZED
         AS AT DECEMBER 31                        AMORTIZED COST            GAINS              LOSSES               FAIR VALUE
         ($ thousands)                           2000        1999      2000       1999     2000         1999      2000      1999
                                             ----------   ---------  -------    -------   -------    --------   -------- ---------
         U.S. government                     $   61,765   $  28,634  $   711    $    94   $   (36)   $   (740)  $ 62,440 $  27,988
         Corporate                               66,950      92,532      591        122    (1,076)     (2,486)    66,465    90,168
         Asset-backed                             6,796      28,234        6         27       (26)       (406)     6,776    27,855
         Foreign governments                          -       5,924        -         23         -           -          -     5,947
         States/political subdivisions            1,057       1,058        1          -         -         (94)     1,058       964
                                             ----------   ---------  -------    -------   -------    --------   -------- ---------
         TOTAL FIXED-MATURITY SECURITIES     $  136,568   $ 156,382  $ 1,309    $   266   $(1,138)   $ (3,726)  $136,739 $ 152,922
                                             ==========   =========  =======    =======   =======    ========   ======== =========

         Proceeds from sales of fixed-maturity securities during 2000 were $54,472 (1999, $81,874; 1998, $23,780).

         The contractual maturities of fixed-maturity securities at December 31, 2000 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                                    AMORTIZED COST                 FAIR VALUE
                                                          --------------                 ----------
         FIXED-MATURITY SECURITIES
            One year or less                                 $ 62,521                     $ 62,568
            Greater than 1; up to 5 years                      36,316                       36,663
            Greater than 5; up to 10 years                     18,372                       18,698
            Due after 10 years                                 12,563                       12,034
            Asset-backed securities                             6,796                        6,776
                                                             --------                     --------
         TOTAL FIXED-MATURITY SECURITIES                     $136,568                     $136,739
                                                             ========                     ========

         Fixed-maturity securities with a fair value of $6,290 and $6,108 at December 31, 2000 and 1999, respectively, were on deposit with, or in custody accounts on behalf of, state insurance departments to satisfy regulatory requirements.

         B) INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS

         Income by type of investment was as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                                                               2000          1999             1998
                                                                                    --------       -------          -------
            Fixed-maturity securities                                               $  9,376       $ 9,945         $  9,904
            Short-term investments                                                     4,897         2,960            2,503
            Other invested assets                                                          -             -               19
                                                                                    --------       -------         --------
            Gross investment income                                                   14,273        12,905           12,426
                                                                                    --------       -------         --------
            Investment expenses                                                       (1,255)         (184)            (248)
                                                                                    --------       -------         --------
            NET INVESTMENT INCOME                                                   $ 13,018       $12,721         $ 12,178
                                                                                    ========       =======         ========

         The gross realized gains and losses on the sales of investments were as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                                                               2000          1999             1998
                                                                                    --------       -------         --------
            Fixed-maturity securities:
              Gross realized gains                                                  $    245      $    311         $    724
              Gross realized losses                                                   (1,589)         (577)              (5)
                                                                                    --------      --------         --------
            NET REALIZED (LOSS) GAIN                                                $ (1,344)     $   (266)        $    719
                                                                                    ========      ========         ========

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                                                               2000          1999             1998
                                                                                    --------       -------          -------
              NET INCOME                                                            $ 72,451       $59,852         $ 44,420
                                                                                    ---------      -------          -------
              OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
                 Unrealized holding gains (losses) arising during the period           1,266        (4,861)           1,351
                 Less:
                 Reclassification adjustment for realized (losses) gains included
                        in net income                                                   (874)         (173)             467
                                                                                    ---------      -------          -------
              Other comprehensive income (loss)                                        2,140        (4,688)             884
                                                                                    ---------      -------          -------
              COMPREHENSIVE INCOME                                                  $  74,591      $55,164          $45,304
                                                                                    =========      =======          =======

         Other comprehensive income (loss) is reported net of income tax expense (benefit) of $403, $(1,513), and $476 for 2000, 1999 and 1998,
         respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                             2000           1999             1998
                                                                                ----------     ----------        ---------
         Balance at January 1                                                   $  655,294     $  449,332        $ 364,983
         Capitalization                                                            361,730        248,483          138,527
         Amortization                                                             (110,117)       (44,554)         (53,499)
         Effect of net unrealized (gains) losses on securities
            available-for-sale                                                      (1,105)         2,033             (679)
                                                                                ----------     ----------        ---------
         BALANCE AT DECEMBER 31                                                 $  905,802     $  655,294        $ 449,332
                                                                                ==========     ==========        =========

6.       INCOME TAXES

         The components of income tax (benefit) expense from continuing operations were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                               2000          1999             1998
                                                  ---------       -------          --------
         Current (benefit) expense                $ (22,879)      $ 8,437          $ 17,001
         Deferred expense                             8,877        24,269             6,872
                                                  ---------       -------          --------
         TOTAL (BENEFIT) EXPENSE                  $ (14,002)      $32,706          $ 23,873
                                                  =========       =======          ========

         Included in the current benefit for 2000 is a $27,389 one time reduction of tax expense relating to periods prior to 2000. This resulted from a new IRS technical memorandum clarifying the treatment of dividends received deduction for Separate Accounts. The tax benefit pertaining to 2000 earnings is $7,662.

         Significant components of the Company's net deferred tax liability are as follows:

         AS AT DECEMBER 31
         ($ thousands)                                                     2000                     1999
                                                                    -----------             ------------
         DEFERRED TAX ASSETS:
            Financing arrangements                                  $        52             $        136
            Unrealized losses on securities available-for-sale              158                    1,048
            Net operating loss carryforwards                             29,767                        -
            Net capital loss carryforwards                                  540                        -
                                                                    -----------             ------------
         Gross deferred tax assets                                       30,517                    1,184
             Valuation allowance                                           (171)                    (657)
                                                                    -----------             ------------
         Net deferred tax assets                                         30,346                      527
                                                                    -----------             ------------
         DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                                  (82,304)                 (43,559)
            Other                                                        (3,855)                  (3,501)
                                                                    -----------             ------------
         Total deferred tax liabilities                                 (86,159)                 (47,060)
                                                                    -----------             ------------
         NET DEFERRED TAX LIABILITY                                 $   (55,813)            $    (46,533)
                                                                    ===========             ============

         As of December 31, 2000, the Company had unrealized capital losses in its available for sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against capital gains. The Company believes that it is more likely than not that it will be unable to realize the benefit of the full deferred tax asset related to the net unrealized capital losses. The Company has, therefore, established a valuation allowance for the amount in excess of the available capital gains. The Company believes that it will realize the full benefit of its remaining deferred tax assets.

         The Company is a member of the MWLH-affiliated group, filing a consolidated federal income tax return. MNA and MNY file separate state income tax returns. The method of allocation between the companies is subject to a written tax-sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability (computed on a separate-return basis) bears to the tax liability of the consolidated group. The tax charge to MNA or MNY will not be more than either company would have paid on a separate-return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates, which are settled periodically.

         The Company received a refund of $7,221 in 2000, and made tax payments of $11,077 and $12,516 in 1999 and 1998, respectively

         At December 31, 2000, the Company has operating loss carryforwards of $85,048 that will begin to expire in 2014.

7.       FINANCING AND REINSURANCE AGREEMENTS

         The financing agreements entered into with reinsurance companies relate primarily to the products sold by MNA. Most of MNA's reinsured products are considered investment products under GAAP and as such, the reinsurance agreements are considered financing arrangements which require deposit type accounting. Under this accounting model, net premiums received by the reinsurer are recorded as deposits. Financing arrangements have been entered into primarily to improve cash flow and statutory capital.

         The Company has entered into two indemnity coinsurance agreements to reinsure 100% of all contractual liabilities arising from the fixed portion of both in-force and new variable annuity business written. Under these agreements, each reinsurer, one unaffiliated and one affiliated, receives the fixed portion of all premiums and transfers received by the Company. Each reinsurer reimburses the Company for all claims and provides expense allowances to cover commissions and other costs associated with the reinsured business.

         The Company has modified coinsurance agreements with two unaffiliated life insurance companies. The treaties cover the quota share of all elements of risk under the variable portion of certain variable annuity business. Another treaty with an unaffiliated life insurance company, recaptured in 1999, covered the variable portion of certain annuity contracts written prior to December 31, 1996.

         The Company has treaties with four reinsurers, three unaffiliated and one affiliated, to reinsure its minimum death benefit guarantee risk. In addition, the Company reinsures a portion of its risk related to waiving surrender charges at death. One of the treaties with an unaffiliated reinsurer reinsures the risk associated with the "Guaranteed Retirement Income Program". The Company is paying the reinsurers an asset-based premium, the level of which varies with both the amount of exposure to this risk and the realized experience.

         Effective July 1, 2000, MNY entered into deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. During 2000, the Company incurred $395 in reinsurance costs. The agreements have a term of fifteen years; at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

         The Company has a treaty with an unaffiliated reinsurer to reinsure a quota share of the variable portion of the Company's variable life insurance contracts. In addition, the reinsurer assumes the product's net amount at risk in excess of the Company's retention limit on a yearly renewable term basis.

         Beginning in 1998, MNY has entered into treaties with eight reinsurers, seven unaffiliated and one affiliated, to reinsure any face amounts in excess of $100 for its traditional nonparticipating insurance products. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. To date, there have been no reinsurance recoveries under these agreements.

         In the event of insolvency of a reinsurer, the Company remains primarily liable to its policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. Accordingly, the Company periodically monitors the financial condition of its reinsurers.

         The Company does not participate in any reinsurance agreements in which the reinsurer may unilaterally cancel reinsurance coverage for reasons other than nonpayment of premiums or other similar credits, or a significant change in the ownership of the Company. The Company does not have any reinsurance agreements in effect under which the amount of losses paid or accrued through December 31, 2000 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

8.       SHAREHOLDER'S EQUITY


         The Company has one class of capital stock:


         AS AT DECEMBER 31
         ($ thousands)                                                2000                   1999
                                                                 ---------               --------
         AUTHORIZED:
              3,000 Common shares, par value $1,000
         ISSUED AND OUTSTANDING:
              2,601 Common shares (2,600 in 1999)                $   2,601               $  2,600
                                                                 ---------               --------

         The Company received capital contributions from MWLH of $53,000 and $28,049 in September 2000 and December 1999, respectively.



         The net assets of MNA and MNY available to MWLH as dividends are generally limited to, and cannot be made, unless from earned statutory-basis profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Insurance Commissioners of the States of Delaware and New York is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

         Net (loss) income and capital and surplus, as determined in accordance with statutory accounting principles for MNA and MNY were as follows:


         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                   2000                  1999                    1998
                                                    ---------              --------                --------
         MNA:
            Net (loss) income                       $ (59,077)             $ (2,524)               $ 28,067
            Net capital and surplus                   152,105               171,094                 157,940
         MNY:
            Net (loss) income                          (3,010)                  932                  (5,678)
            Net capital and surplus                    60,485                63,470                  62,881
                                                    ---------              --------                --------


         State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP in the United States followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, nonadmitted asset balances, and insurance benefit reserves.

         MNA's broker dealer subsidiary, MSS, is subject to the Securities and Exchange Commission's ("SEC") "Net Capital Rule" as defined under rule 15c3-1. At December 31, 2000, 1999 and 1998, the net capital of the broker dealer exceeded the SEC's minimum capital requirements.

9.       RELATED-PARTY TRANSACTIONS


         The Company utilized various services provided by MLI in 2000, 1999 and 1998, such as legal, personnel, investment accounting and other corporate services. The charges for these services were approximately $11,137, $11,955, and $12,662 in 2000, 1999 and 1998, respectively. At
         December 31, 2000 and 1999, the Company had a net liability to MLI for these services and interest accrued on notes payable of $16,426 and $8,341, respectively. At December 31, 2000 and 1999, the payable is offset by a receivable from MIT and MLI for expenses paid on their behalf of $370 and $434, respectively. In addition, the Company has an intercompany receivable from MWLH relating to federal income taxes of $27 at December 31, 2000 and had an intercompany payable of $2,360 at December 31, 1999.

         The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 6, 7, 8, 10, 11, 12 and 13 for additional related-party transactions).


10.      NOTES PAYABLE TO AFFILIATES AND LINES OF CREDIT

         MNA has promissory notes from The Manufacturers Life Insurance Company
         (USA) ("ManUSA") for $422,000, including an additional borrowing of $166,900 during 2000. The principal was paid down by $36,000 in September 2000 via the $53,000 capital contribution from MWLH. Interest on the loan is calculated at a fluctuating rate equal to LIBOR plus
         32.5 basis points and is payable in quarterly installments. Principal and accrued interest are payable within 45 days of demand. Accrued interest payable at December 31, 2000, 1999 and 1998 is $1,295, $834, and $419, respectively.

         MNA has a surplus note of $20,000 with interest at 8% due to ManUSA. The note and accrued interest are subordinated to payments due to policyholders and other claimants. Principal and interest payments and interest accruals can be made only upon prior approval of the Insurance Department of the State of Delaware.

         MNA and MNY have unsecured lines of credit with State Street Bank and Trust Company totaling $15,000, bearing interest at the bank's money market rate plus 50 basis points. There were no outstanding advances under the lines of credit at December 31, 2000 and 1999.

         Interest expense and interest paid in 2000 were $26,860 and $26,335, respectively (1999: $15,546 and $15,250; 1998: $13,506 and $16,861).

11.      EMPLOYEE BENEFITS


         a) EMPLOYEE RETIREMENT PLAN

         The Company participates in a non-contributory pension plan; which is sponsored by the Company's indirect parent ManUSA. The Cash Balance Plan ("the Plan") provides pension benefits based on length of service and final average earnings. Pension benefits are provided to those participants after three years of vesting service, and the normal retirement benefit is actuarially equivalent to the cash balance account at normal retirement date. The normal form of payment under the Plan is a life annuity, with various optional forms available. Vested benefits are fully funded; current pension costs are funded as they accrue.

         Actuarial valuation of accumulated plan benefits are based on projected salaries and best estimates of investment yields on plan assets, mortality of participants, employee termination and ages at retirement. Pension costs that relate to current service are charged to earnings in the current period. Experience gains and losses are amortized to income over the estimated average remaining service lives of the participants. No pension expense was recognized by the sponsor in 2000, 1999, or 1998 because the plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2000, the projected benefit obligation of the plan based on an assumed interest rate of 7.25% was $51,854. The fair value of plan assets is $80,982.

         The Company also participates in an unfunded supplemental cash balance plan ("the Supplemental Plan") which is sponsored by Manulife Financial for executives. This non-qualified plan provides defined pension benefits in excess of limits imposed by the law to those retiring after age 50 with 10 or more years of vesting service. This plan covers the Company employees and selected executives of MNA. Pension benefits are provided to those who terminate after 5 years of vesting service, and the pension benefit is a final average benefit based on the executive's highest 5-year average earnings. Compensation is not limited, and benefits are not restricted by the Internal Revenue Code Section 415. Contribution credits vary by service, and interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year. These annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in Internal Revenue Code Section 401(a)(17). In addition, a one-time contribution may be made for a participant if it is determined at the time of their termination of employment that the participant's pension benefit under the Plan is limited by Internal Revenue Code
         Section 415. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula but for the limitation in Internal Revenue Code Sections 401 (a)(17) and 415.

         a) EMPLOYEE RETIREMENT PLAN (CONTINUED)

         Benefits under the Supplemental Plan are provided to participants after three years. The default form of payment under this plan is a lump sum although participants may elect to receive payment in the form of an annuity provided that such election is made within the time period prescribed in the plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         At December 31, 2000, the projected benefit obligation to the participants of the Supplemental Plan was $21,945. This is based on an assumed interest rate of 7.25%.

         b) 401(k) PLAN

         The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company contributed $353, $300, and $285 in 2000, 1999, and 1998, respectively.

         c) OTHER POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plan, the Company participates in the postretirement benefit plan of ManUSA which provides retiree medical and life insurance benefits to those who have attained age 55 with 10 or more years of service. The plan provides the medical coverage for retirees and spouses under age 65. Medicare provides primary coverage and the plan provides secondary coverage. There is no contribution for post-age 65 coverage and no contributions are required for retirees for life insurance coverage. The plan is unfunded.

         The postretirement benefit cost of the Company, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor, ManUSA.

12.      LEASES

         In January 1999, ManUSA entered into a new sublease agreement on behalf of the Company. In September 1999, the Company surrendered its old office space and was released from its lease commitment. The Company moved into the new office space in September 1999 with payments to the landlord commencing January 1, 2000. The free rent from September to December 1999 is being amortized over the term of the lease. In May 2000, ManUSA entered into an additional sublease agreement on behalf of the Company. The Company moved into the initial sublease premises in November 2000. It is expected that the Company will enter phase two of the sublease premises in September 2001. For the years ended December 31, 2000, 1999 and 1998, the Company incurred rent expenses of $3,922, $3,105 and, $1,617, respectively. The Company also leases various office equipment under operating lease agreements.

         The minimum lease payments associated with the office space and various office equipment under operating lease agreements are as follows:

         YEAR ENDED:                    MINIMUM LEASE PAYMENTS
         -----------                    ----------------------
             2001                                      $ 4,982
             2002                                        5,907
             2003                                        5,591
             2004                                        4,073
             2005 and after                             15,194
                                                       -------
         TOTAL                                         $35,747
                                                       =======

13.      GUARANTEE AGREEMENT

         Pursuant to a guarantee agreement, MLI unconditionally guarantees that it will, on demand, make funds available to the Company for the timely payment of contractual claims made under the fixed portion of the variable annuity contracts issued by MNA. The guarantee covers the outstanding fixed portion of variable annuity contracts, including those issued prior to the date of the guarantee agreement.

14.      DISCONTINUED OPERATIONS

         On May 6, 1997, MNA signed a letter of intent to sell its mutual fund operations. This disposal has been accounted for as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, which, among other provisions, required the plan of disposal to be carried out within one year. On October 1, 1997, the Company sold its advisory operations for North American Funds and the pre-existing deferred commission assets related to the mutual fund operations. In 1998, related to the sale, the Company received a contingent payment of $1,000, before income taxes, less an adjustment of $105 to the final settlement of the purchase price. For 1998, the Company realized a gain of $895, before applicable taxes of $313.

15.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              2000                                 1999
                                                --------------------------------    --------------------------------
($ thousands)                                   CARRYING VALUE     FAIR VALUE        CARRYING VALUE     FAIR VALUE
                                                --------------    --------------     --------------    -------------
ASSETS:
     Fixed-maturity securities                  $      136,739    $      136,739     $      152,922    $     152,922
     Short-term investments                             48,200            48,200             41,311           41,311
     Policy loans                                        8,961             8,961              7,049            7,049
     Cash and cash equivalents                          11,751            11,751             27,790           27,790
     Due from reinsurers                               738,856           738,856            797,746          797,746
     Separate account assets                        16,813,984        16,813,984         16,022,215       16,022,215
LIABILITIES:
     Policyholder liabilities and accruals      $      876,243    $      872,283      $     937,510    $     932,705
     Notes payable to affiliates                       442,000           442,000            311,100          311,100
     Separate account liabilities                   16,813,984        16,813,984         16,022,215       16,022,215

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Short-Term Investments and Cash and Cash Equivalents: Carrying values approximate fair values.

         Policy Loans: Carrying values approximate fair values.

         Due from Reinsurers: Fair value is equal to deposits made under the contract and approximates the carrying value.

         Separate Account Assets and Liabilities: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value, or the cost the Company would incur to extinguish the liability. Also, amounts due to reinsurers reflect the net reinsured cash flow related to financing agreements which is primarily a current liability. As such, fair value approximates carrying value.

         Notes Payable to Affiliates: Fair value is considered to approximate carrying value as the majority of notes payable are at variable interest rates that fluctuate with market interest rate levels.

16.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material.

17.      SUBSEQUENT EVENT

         On February 23, 2001, the Company received an additional capital contribution of $50,000 from its Parent.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of North America Separate Account A Years ended December 31, 2000 and 1999

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Audited Financial Statements


                     Years ended December 31, 2000 and 1999




                                    CONTENTS

Report of Independent Auditors...............................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity..............................3
Statements of Operations and Changes in Contract Owners' Equity..............5
Notes to Financial Statements...............................................23

                         Report of Independent Auditors


To the Contract Owners of
The Manufacturers Life Insurance Company of
  North America Separate Account A


We have audited the accompanying statement of assets, liabilities and contract owners' equity of The Manufacturers Life Insurance Company of North America Separate Account A (comprising, respectively, the Mid Cap Blend, Investment Quality Bond, Growth & Income, Blue Chip Growth, Money Market, Global Equity, Global Bond, U.S. Government Securities, Diversified Bond, Income & Value, Large Cap Growth, Equity-Income, Strategic Bond, Overseas, Growth, All Cap Growth, International Small Cap, Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Value, Real Estate Securities, Balanced, High Yield, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, Small Company Value, International Value, Small Company Blend, Total Return, U.S. Large Cap Value, Mid Cap Stock, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index, Small Cap Index, Capital Appreciation, Basic Value Focus, Special Value Focus and Developing Capital Markets Focus Sub-Accounts) of The Manufacturers Life Insurance Company of North America as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 2000, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                    /s/ ERNST & YOUNG LLP


Boston, Massachusetts

February 16, 2001

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2000

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Mid Cap Blend Portfolio--69,008,057 shares (cost $1,330,717,119)                          $1,209,021,156
       Investment Quality Bond Portfolio--18,182,715 shares (cost $213,021,890)                     213,465,079
       Growth & Income Portfolio--87,557,117 shares (cost $2,302,108,779)                         2,498,880,131
       Blue Chip Growth Portfolio--77,049,054 shares (cost $1,473,309,953)                        1,550,997,448
       Money Market Portfolio--63,354,909 shares (cost $633,549,087)                                633,549,087
       Global Equity Portfolio--33,660,268 shares (cost $602,610,102)                               622,041,755
       Global Bond Portfolio--9,470,256 shares (cost $114,685,960)                                  108,150,325
       U.S. Government Securities Portfolio--15,338,643 shares (cost $202,548,816)                  208,145,380
       Diversified Bond Portfolio--14,887,365 shares (cost $156,969,518)                            155,870,716
       Income & Value Portfolio--47,173,626 shares (cost $539,365,705)                              498,153,492
       Large Cap Growth Portfolio--37,355,206 shares (cost $556,388,608)                            469,928,493
       Equity-Income Portfolio--44,647,363 shares (cost $734,131,628)                               751,415,127
       Strategic Bond Portfolio--19,808,899 shares (cost $224,626,044)                              216,511,265
       Overseas Portfolio--30,132,469 shares (cost $410,491,918)                                    358,877,712
       Growth Portfolio--30,206,069 shares (cost $706,216,431)                                      535,855,671
       All Cap Growth Portfolio--36,302,402 shares (cost $786,163,385)                              749,644,599
       International Small Cap Portfolio--13,285,420 shares (cost $307,275,073)                     217,880,895
       Pacific Rim Emerging Markets Portfolio--7,248,082 shares (cost $67,951,225)                   59,434,269
       Science & Technology Portfolio--43,037,502 shares (cost $1,352,576,523)                    1,000,191,543
       Emerging Small Company Portfolio--7,047,116 shares (cost $280,856,621)                       246,789,999
       Aggressive Growth Portfolio--18,592,794 shares (cost $357,151,135)                           332,067,294
       International Stock Portfolio--10,734,739 shares (cost $149,383,630)                         137,512,001
       Quantitative Equity Portfolio--13,277,962 shares (cost $357,517,443)                         348,679,270
       Value Portfolio--9,417,598 shares (cost $135,989,740)                                        155,202,014
       Real Estate Securities Portfolio--3,203,355 shares (cost $44,374,135)                         49,876,230
       Balanced Portfolio--5,254,534 shares (cost $95,084,084)                                       81,235,098
       High Yield Portfolio--10,434,304 shares (cost $134,632,209)                                  121,559,644
       Lifestyle Aggressive 1000 Portfolio--6,155,564 shares (cost $83,317,669)                      80,576,337
       Lifestyle Growth 820 Portfolio--25,770,981 shares (cost $358,419,163)                        350,485,343
       Lifestyle Balanced 640 Portfolio--25,577,940 shares (cost $343,458,774)                      346,325,313
       Lifestyle Moderate 460 Portfolio--10,437,385 shares (cost $140,414,517)                      135,790,373
       Lifestyle Conservative 280 Portfolio--5,799,113 shares (cost $75,826,231)                     76,432,304
       Small Company Value Portfolio--4,605,845 shares (cost  $53,976,872)                           59,783,865
       International Value Portfolio--4,778,492 shares (cost $58,290,512)                            57,628,618
       Small Company Blend Portfolio--7,335,096 shares (cost $110,613,059)                           82,959,937
       Total Return Portfolio--11,071,747 shares (cost $139,134,083)                                148,139,978
       U.S. Large Cap Value Portfolio--17,542,948 shares (cost $222,807,011)                        229,637,184
       Mid Cap Stock Portfolio--6,230,126 shares (cost $77,064,120)                                  75,384,524

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

                                December 31, 2000

ASSETS (CONTINUED)
       Tactical Allocation Portfolio--3,246,869 shares (cost $40,351,134)                       $    37,890,958
       Dynamic Growth Portfolio--13,601,194 shares (cost $148,771,705)                              108,537,528
       Internet Technologies Portfolio--7,130,044 shares (cost $81,217,593)                          50,124,210
       International Index Portfolio--720,399 shares (cost  $8,394,933)                               8,003,638
       Total Stock Market Index Portfolio--1,122,444 shares (cost $13,595,761)                       12,504,022
       500 Index Portfolio--5,603,432 shares (cost $68,469,982)                                      63,206,709
       Mid Cap Index Portfolio--1,040,956 shares (cost $13,844,470)                                  13,667,752
       Small Cap Index Portfolio--497,638 shares (cost $6,048,979)                                    5,618,327
       Capital Appreciation Portfolio--78,213 shares (cost $881,368)                                    858,001

     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio--2,527,600 shares (cost $35,087,767)                              34,577,564
       Special Value Focus Portfolio--462,379 shares (cost $10,339,882)                               9,603,614
       Developing Capital Markets Focus Portfolio--294,929 shares (cost $2,741,888)                   2,155,932
                                                                                                ---------------

Total assets                                                                                    $15,520,827,724
                                                                                                ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                      $15,500,314,099
Annuity reserves                                                                                     20,513,625
                                                                                                ---------------

Total contract owners' equity                                                                   $15,520,827,724
                                                                                                ===============

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                            Contract Owners' Equity

                                                                             SUB-ACCOUNT
                                ----------------------------------------------------------------------------------------------------
                                        MID CAP BLEND (1)              INVESTMENT QUALITY BOND             GROWTH & INCOME
                                ----------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                      2000            1999              2000            1999             2000            1999
                                ----------------------------------------------------------------------------------------------------
Income:
 Dividends                      $  207,385,361   $  153,929,397   $   16,068,154   $   11,715,866   $  172,497,819   $   80,203,495

Expenses:
  Mortality and expense
   risk and administrative
   charges                          19,140,237       18,761,395        3,037,122        3,235,250       39,106,144       34,879,668
                                ----------------------------------------------------------------------------------------------------
Net investment income (loss)       188,245,124      135,168,002       13,031,032        8,480,616      133,391,675       45,323,827

Net realized gain (loss)             1,518,215      (26,061,804)      (4,860,035)         855,077      205,723,802      192,498,787
Unrealized appreciation
  (depreciation) during the
  period                          (293,755,736)     199,725,097        7,652,144      (16,830,922)    (573,777,887)     149,108,797
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                 (103,992,397)     308,831,295       15,823,141       (7,495,229)    (234,662,410)     386,931,411

Changes from principal
  transactions:
    Purchase payments              101,596,423       93,411,927       16,914,727       40,597,928      266,944,260      379,342,825
    Transfers between sub-
      accounts and the
      Company                      (17,644,852)    (148,189,886)     (10,162,552)        (152,399)      43,977,681      201,840,782
     Withdrawals                  (209,796,618)    (180,603,372)     (27,879,309)     (29,033,342)    (339,279,830)    (262,999,113)
     Annual contract fee              (609,450)        (578,783)         (82,707)         (67,743)      (1,102,606)        (798,850)
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions     (126,454,497)    (235,960,114)     (21,209,841)      11,344,444      (29,460,495)     317,385,644
                                ----------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity         (230,446,894)      72,871,181       (5,386,700)       3,849,215     (264,122,905)     704,317,055
Contract owners' equity at
  beginning of period            1,439,468,050    1,366,596,869      218,851,779      215,002,564    2,763,003,036    2,058,685,981
                                ----------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                 $1,209,021,156   $1,439,468,050   $  213,465,079   $  218,851,779   $2,498,880,131   $2,763,003,036
                                ====================================================================================================

(1) On May 3, 1999, the Equity Sub-Account was renamed Mid Cap Blend through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                ----------------------------------------------------------------------------------------------------
                                        BLUE CHIP GROWTH                    MONEY MARKET                    GLOBAL EQUITY
                                ----------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                      2000            1999              2000            1999             2000            1999
                                ----------------------------------------------------------------------------------------------------
Income:
 Dividends                      $   68,456,785   $   48,024,156   $   36,972,986   $   29,316,220   $   82,383,211   $   84,963,853

Expenses:
  Mortality and expense
   risk and administrative
   charges                          22,602,760       17,072,171        9,520,861        9,381,472        9,106,124       11,225,268
                                ----------------------------------------------------------------------------------------------------
Net investment income (loss)        45,854,025       30,951,985       27,452,125       19,934,748       73,277,087       73,738,585

Net realized gain (loss)           105,083,092       92,356,233         (279,759)         (37,631)      (4,808,176)      34,261,905
Unrealized appreciation
  (depreciation) during the
  period                          (223,839,731)      80,600,837                0                0       (8,909,999)     (93,110,046)
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                  (72,902,614)     203,909,055       27,172,366       19,897,117       59,558,912       14,890,444

Changes from principal
  transactions:
    Purchase payments              259,700,042      267,993,066      456,112,648      374,293,200       25,181,486       51,092,502
    Transfers between sub-
      accounts and the
      Company                      103,228,451       99,970,099     (441,973,830)     302,685,947      (85,629,338)     (84,444,789)
     Withdrawals                  (170,380,105)    (122,015,658)    (279,553,607)    (291,230,505)    (110,490,713)     (98,792,707)
     Annual contract fee              (685,340)        (388,548)        (203,690)        (159,194)        (283,267)        (331,275)
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      191,863,048      245,558,959     (265,618,479)     385,589,448     (171,221,832)    (132,476,269)
                                ----------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          118,960,434      449,468,014     (238,446,113)     405,486,565     (111,662,920)    (117,585,825)
Contract owners' equity at
  beginning of period            1,432,037,014      982,569,000      871,995,200      466,508,635      733,704,675      851,290,500
                                ----------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                 $1,550,997,448   $1,432,037,014   $  633,549,087   $  871,995,200   $  622,041,755   $  733,704,675
                                ====================================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                          GLOBAL BOND (2)             U.S. GOVERNMENT SECURITIES          DIVERSIFIED BOND (3)
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $   3,796,523    $  15,950,596    $  14,725,566    $  10,287,189    $  18,151,051    $  16,986,531

Expenses:
  Mortality and expense
   risk and administrative
   charges                           1,597,181        2,249,622        2,842,672        3,564,976        2,125,400        2,451,082
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)         2,199,342       13,700,974       11,882,894        6,722,213       16,025,651       14,535,449

Net realized gain (loss)           (11,963,988)      (7,723,870)      (3,191,977)       1,192,111       (5,295,132)         541,478
Unrealized appreciation
  (depreciation) during the
  period                             9,154,777      (20,175,181)       8,615,164      (12,050,024)       1,528,892      (16,277,262)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                     (609,869)     (14,198,077)      17,306,081       (4,135,700)      12,259,411       (1,200,335)

Changes from principal
  transactions:
    Purchase payments                5,361,206        8,221,045       13,155,701       37,846,882       12,157,844       14,089,233
    Transfers between sub-
      accounts and the
      Company                       (7,856,997)     (17,128,037)     (18,953,949)      (4,058,550)       1,918,182       (9,493,700)
     Withdrawals                   (25,959,005)     (26,084,516)     (33,547,249)     (36,511,642)     (28,053,888)     (31,237,206)
     Annual contract fee               (45,150)         (60,363)         (73,284)         (72,992)         (71,435)         (81,266)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      (28,499,946)     (35,051,871)     (39,418,781)      (2,796,302)     (14,049,297)     (26,722,939)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          (29,109,815)     (49,249,948)     (22,112,700)      (6,932,002)      (1,789,886)     (27,923,274)
Contract owners' equity at
  beginning of period              137,260,140      186,510,088      230,258,080      237,190,082      157,660,602      185,583,876
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 108,150,325    $ 137,260,140    $ 208,145,380    $ 230,258,080    $ 155,870,716    $ 157,660,602
                                 ===================================================================================================

(2) On May 3, 1999, the Global Government Bond Sub-Account was renamed Global Bond through a vote of the Board of Directors.
(3) On May 3, 1999, the Conservative Asset Allocation Sub-Account was renamed Diversified Bond through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                        INCOME & VALUE (4)               LARGE CAP GROWTH (5)                 EQUITY-INCOME
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $ 128,856,471    $  64,728,819    $  65,696,039    $  25,595,630    $  95,309,005    $  61,583,673

Expenses:
  Mortality and expense
   risk and administrative
   charges                           7,694,963        8,356,583        6,562,245        3,917,259       10,430,531       12,388,373
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)       121,161,508       56,372,236       59,133,794       21,678,371       84,878,474       49,195,300

Net realized gain (loss)           (15,429,958)      14,156,297        6,932,994       23,897,802        4,603,997       60,838,721
Unrealized appreciation
  (depreciation) during the
  period                           (87,992,790)     (30,559,573)    (147,796,443)      19,560,682      (17,064,655)     (93,256,752)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                   17,738,760       39,968,960      (81,729,655)      65,136,855       72,417,816       16,777,269

Changes from principal
  transactions:
    Purchase payments               26,083,194       37,755,830      135,377,279       58,029,084       47,439,755       89,380,630
    Transfers between sub-
      accounts and the
      Company                      (43,139,054)      29,853,674      111,395,736       32,067,415      (82,856,050)     (80,590,017)
     Withdrawals                   (98,995,592)     (89,782,808)     (52,222,116)     (36,367,472)    (101,021,875)    (100,634,351)
     Annual contract fee              (292,999)        (304,235)        (234,621)        (154,449)        (300,000)        (292,444)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions     (116,344,451)     (22,477,539)     194,316,278       53,574,578     (136,738,170)     (92,136,182)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          (98,605,691)      17,491,421      112,586,623      118,711,433      (64,320,354)     (75,358,913)
Contract owners' equity at
  beginning of period              596,759,183      579,267,762      357,341,870      238,630,437      815,735,481      891,094,394
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 498,153,492    $ 596,759,183    $ 469,928,493    $ 357,341,870    $ 751,415,127    $ 815,735,481
                                 ===================================================================================================

(4) On May 3, 1999, the Moderate Asset Allocation Sub-Account was renamed Income & Value through a vote of the Board of Directors.
(5) On May 3, 1999, the Aggressive Asset Allocation Sub-Account was renamed Large Cap Growth through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                          STRATEGIC BOND                     OVERSEAS (6)                        GROWTH
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $  20,125,562    $  20,390,856    $  29,237,688    $           0    $  60,698,434    $  14,178,869

Expenses:
  Mortality and expense
   risk and administrative
   charges                           3,267,126        3,938,500        5,312,275        3,241,956        9,107,473        4,962,443
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)        16,858,436       16,452,356       23,925,413       (3,241,956)      51,590,961        9,216,426

Net realized gain (loss)            (8,786,838)      (3,762,853)      22,246,460       23,772,499       23,324,830       31,512,124
Unrealized appreciation
  (depreciation) during the
  period                             4,526,864      (11,027,718)    (120,214,661)      64,760,081     (282,682,889)      74,478,633
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                   12,598,462        1,661,785      (74,042,788)      85,290,624     (207,767,098)     115,207,183

Changes from principal
  transactions:
    Purchase payments               14,224,706       22,725,716       81,033,196       28,374,515      143,799,101       89,248,445
    Transfers between sub-
      accounts and the
      Company                      (23,800,359)     (40,829,510)      71,221,845       34,421,895      146,926,128      107,317,349
     Withdrawals                   (36,563,833)     (34,305,856)     (36,864,648)     (23,065,572)     (55,952,151)     (27,547,360)
     Annual contract fee               (73,839)         (83,834)        (126,801)         (76,048)        (267,709)        (102,141)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      (46,213,325)     (52,493,484)     115,263,592       39,654,790      234,505,369      168,916,293
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          (33,614,863)     (50,831,699)      41,220,804      124,945,414       26,738,271      284,123,476
Contract owners' equity at
  beginning of period              250,126,128      300,957,827      317,656,908      192,711,494      509,117,400      224,993,924
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 216,511,265    $ 250,126,128    $ 358,877,712    $ 317,656,908    $ 535,855,671    $ 509,117,400
                                 ===================================================================================================

(6) On May 3, 1999, the International Growth & Income Sub-Account was renamed Overseas through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                        ALL CAP GROWTH (7)             INTERNATIONAL SMALL CAP       PACIFIC RIM EMERGING MARKETS
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $  50,593,333    $  48,276,292    $  49,840,813    $     358,697    $     250,797    $   1,026,291

Expenses:
  Mortality and expense
   risk and administrative
   charges                          11,195,251        5,718,870        3,686,749        1,573,338        1,023,867          446,217
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)        39,398,082       42,557,422       46,154,064       (1,214,641)        (773,070)         580,074

Net realized gain (loss)            44,666,187       28,008,220       11,637,764       15,671,103        1,067,099        7,368,690
Unrealized appreciation
  (depreciation) during the
  period                          (205,068,014)      94,166,019     (160,394,277)      65,010,127      (18,274,248)       9,147,024
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                 (121,003,745)     164,731,661     (102,602,449)      79,466,589      (17,980,219)      17,095,788

Changes from principal
  transactions:
    Purchase payments              197,502,417       73,220,832       88,505,705       12,518,161       22,426,542       17,899,189
    Transfers between sub-
      accounts and the
      Company                      168,562,170       23,827,468       71,390,906       (3,519,893)      (7,310,646)      23,572,852
     Withdrawals                   (70,464,668)     (33,080,407)     (22,334,423)     (10,366,665)      (5,352,849)      (2,407,322)
     Annual contract fee              (282,698)        (133,217)         (94,638)         (40,229)         (30,253)          (9,223)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      295,317,221       63,834,676      137,467,550       (1,408,626)       9,732,794       39,055,496
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          174,313,476      228,566,337       34,865,101       78,057,963       (8,247,425)      56,151,284
Contract owners' equity at
  beginning of period              575,331,123      346,764,786      183,015,794      104,957,831       67,681,694       11,530,410
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 749,644,599    $ 575,331,123    $ 217,880,895    $ 183,015,794    $  59,434,269    $  67,681,694
                                 ===================================================================================================

(7) On May 3, 1999, the Small Mid Cap Sub-Account was renamed Mid Cap Growth through a vote of the Board of Directors. On May 1, 2000, the Mid Cap Growth Sub-Account was renamed All Cap Growth through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                ----------------------------------------------------------------------------------------------------
                                       SCIENCE & TECHNOLOGY             EMERGING SMALL COMPANY           AGGRESSIVE GROWTH (8)
                                ----------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                ----------------------------------------------------------------------------------------------------
Income:
 Dividends                      $   30,984,269   $   61,919,386   $   18,181,415   $      759,177   $            0   $            0

Expenses:
  Mortality and expense
   risk and administrative
   charges                          17,606,870        5,761,991        3,158,927          873,992        3,700,752          924,547
                                ----------------------------------------------------------------------------------------------------
Net investment income (loss)        13,377,399       56,157,395       15,022,488         (114,815)      (3,700,752)        (924,547)

Net realized gain (loss)            73,111,691       55,024,474       24,781,412        7,884,062       22,160,342        4,579,079
Unrealized appreciation
  (depreciation) during the
  period                          (609,701,574)     227,736,042      (71,226,705)      35,160,887      (50,553,904)      21,518,364
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                 (523,212,484)     338,917,911      (31,422,805)      42,930,134      (32,094,314)      25,172,896

Changes from principal
  transactions:
    Purchase payments              375,238,009      207,053,560       88,275,621       15,034,166      139,587,411       26,876,986
    Transfers between sub-
      accounts and the
      Company                      328,600,573      249,768,296       93,870,947        5,408,633      131,983,782        5,696,610
     Withdrawals                   (85,011,925)     (27,264,960)     (17,506,692)      (4,232,298)     (19,504,041)      (4,347,279)
     Annual contract fee              (567,673)        (118,939)         (72,800)         (20,646)        (101,186)         (20,633)
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      618,258,984      429,437,957      164,567,076       16,189,855      251,965,966       28,205,684
                                ----------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           95,046,500      768,355,868      133,144,271       59,119,989      219,871,652       53,378,580
Contract owners' equity at
  beginning of period              905,145,043      136,789,175      113,645,728       54,525,739      112,195,642       58,817,062
                                ----------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                 $1,000,191,543   $  905,145,043   $  246,789,999   $  113,645,728   $  332,067,294   $  112,195,642
                                ====================================================================================================

(8) On May 3, 1999, the Pilgrim Baxter Growth Sub-Account was renamed Aggressive Growth through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                       INTERNATIONAL STOCK               QUANTITATIVE EQUITY                     VALUE
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $     587,742    $   8,108,456    $  29,985,988    $  10,516,654    $           0    $   3,906,842

Expenses:
  Mortality and expense
   risk and administrative
   charges                           1,848,550        1,061,361        4,118,616        2,042,760        1,807,351        1,922,443
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)        (1,260,808)       7,047,095       25,867,372        8,473,894       (1,807,351)       1,984,399

Net realized gain (loss)               (34,568)       8,135,854        9,348,288        4,998,960       (6,402,959)      (2,588,397)
Unrealized appreciation
  (depreciation) during the
  period                           (21,530,458)       7,613,413      (31,278,573)      14,982,816       34,265,188       (5,159,090)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                  (22,825,834)      22,796,362        3,937,087       28,455,670       26,054,878       (5,763,088)

Changes from principal
  transactions:
    Purchase payments               41,030,648       23,670,823       65,879,887       48,763,678       13,981,057       18,406,894
    Transfers between sub-
      accounts and the
      Company                       31,041,113        1,405,970      107,902,641       63,401,411        2,554,059      (18,344,695)
     Withdrawals                    (9,853,897)      (5,184,070)     (25,638,236)     (11,480,477)     (10,944,275)     (11,460,776)
     Annual contract fee               (50,493)         (20,859)        (108,277)         (35,712)         (49,911)         (41,689)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       62,167,371       19,871,864      148,036,015      100,648,900        5,540,930      (11,440,266)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           39,341,537       42,668,226      151,973,102      129,104,570       31,595,808      (17,203,354)
Contract owners' equity at
  beginning of period               98,170,464       55,502,238      196,706,168       67,601,598      123,606,206      140,809,560
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 137,512,001    $  98,170,464    $ 348,679,270    $ 196,706,168    $ 155,202,014    $ 123,606,206
                                 ===================================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                      REAL ESTATE SECURITIES                   BALANCED                        HIGH YIELD
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $   1,158,716    $   1,606,291    $   3,964,386    $   7,083,393    $     453,242    $  11,545,406

Expenses:
  Mortality and expense
   risk and administrative
   charges                             507,898          467,023        1,321,982        1,443,252        1,940,401        1,997,783
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)           650,818        1,139,268        2,642,404        5,640,141       (1,487,159)       9,547,623

Net realized gain (loss)            (3,041,066)      (6,927,167)      (2,487,625)      (1,412,831)      (5,426,552)      (2,257,195)
Unrealized appreciation
  (depreciation) during the
  period                            10,418,414        2,714,591       (9,650,745)      (6,552,341)      (6,804,957)       1,227,151
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                    8,028,166       (3,073,308)      (9,495,966)      (2,325,031)     (13,718,668)       8,517,579

Changes from principal
  transactions:
    Purchase payments                5,177,299        4,080,168       10,941,134       29,779,086       19,691,165       29,744,338
    Transfers between sub-
      accounts and the
      Company                       10,027,572       (5,881,514)     (10,419,139)       5,388,722      (13,667,551)      (6,333,119)
     Withdrawals                    (3,300,384)      (3,461,863)      (8,097,238)      (9,245,498)     (14,495,377)     (12,946,674)
     Annual contract fee               (15,181)         (11,688)         (36,965)         (27,011)         (42,218)         (31,743)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       11,889,306       (5,274,897)      (7,612,208)      25,895,299       (8,513,981)      10,432,802
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           19,917,472       (8,348,205)     (17,108,174)      23,570,268      (22,232,649)      18,950,381
Contract owners' equity at
  beginning of period               29,958,758       38,306,963       98,343,272       74,773,004      143,792,293      124,841,912
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $  49,876,230    $  29,958,758    $  81,235,098    $  98,343,272    $ 121,559,644    $ 143,792,293
                                 ===================================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                    LIFESTYLE AGGRESSIVE 1000            LIFESTYLE GROWTH 820            LIFESTYLE BALANCED 640
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $   3,260,744    $   2,722,018    $  24,070,437    $  14,858,795    $  22,590,170    $  17,810,957

Expenses:
  Mortality and expense
   risk and administrative
   charges                             992,146          708,426        4,681,050        3,749,541        4,654,347        4,121,828
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)         2,268,598        2,013,592       19,389,387       11,109,254       17,935,823       13,689,129

Net realized gain (loss)               862,638       (1,222,067)         671,806        1,685,669          100,333         (859,793)
Unrealized appreciation
  (depreciation) during the
  period                            (8,171,974)       5,251,865      (34,792,440)      23,446,478      (14,989,131)      16,069,672
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                   (5,040,738)       6,043,390      (14,731,247)      36,241,401        3,047,025       28,899,008

Changes from principal
  transactions:
    Purchase payments               29,969,701       15,435,696       86,800,102       70,193,502       58,548,994       61,122,566
    Transfers between sub-
      accounts and the
      Company                        3,930,470      (21,418,342)      11,936,876      (94,123,645)      16,571,536      (82,208,600)
     Withdrawals                    (3,202,336)      (3,918,302)     (19,986,744)     (19,561,667)     (25,752,333)     (20,076,098)
     Annual contract fee               (50,842)         (35,402)        (205,193)        (123,215)        (158,662)        (106,632)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       30,646,993       (9,936,350)      78,545,041      (43,615,025)      49,209,535      (41,268,764)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           25,606,255       (3,892,960)      63,813,794       (7,373,624)      52,256,560      (12,369,756)
Contract owners' equity at
  beginning of period               54,970,082       58,863,042      286,671,549      294,045,173      294,068,753      306,438,509
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $  80,576,337    $  54,970,082    $ 350,485,343    $ 286,671,549    $ 346,325,313    $ 294,068,753
                                 ===================================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                      LIFESTYLE MODERATE 460          LIFESTYLE CONSERVATIVE 280          SMALL COMPANY VALUE
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $  15,925,334    $   7,506,470    $   5,172,781    $   5,216,443    $      74,799    $      38,016

Expenses:
  Mortality and expense
   risk and administrative
   charges                           1,974,137        1,849,094        1,104,615        1,128,310          807,207          809,959
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)        13,951,197        5,657,376        4,068,166        4,088,133         (732,408)        (771,943)

Net realized gain (loss)              (437,059)       1,153,420         (248,679)         544,159        3,776,487       (5,255,135)
Unrealized appreciation
  (depreciation) during the
  period                            (9,869,828)       1,095,396          507,418       (2,519,013)        (476,014)       9,035,272
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                    3,644,310        7,906,192        4,326,905        2,113,279        2,568,065        3,008,194

Changes from principal
  transactions:
    Purchase payments               15,178,282       28,704,487        7,805,142       23,265,220        9,375,506        8,866,509
    Transfers between sub-
      accounts and the
      Company                       (5,758,954)      (8,341,574)     (12,552,216)      (1,927,268)      (6,069,006)     (13,624,996)
     Withdrawals                   (11,393,647)      (9,811,239)      (6,546,677)      (6,127,892)      (4,551,929)      (4,843,069)
     Annual contract fee               (61,523)         (41,995)         (28,796)         (18,295)         (22,792)         (18,019)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       (2,035,842)      10,509,679      (11,322,547)      15,191,765       (1,268,221)      (9,619,575)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity            1,608,468       18,415,871       (6,995,642)      17,305,044        1,299,844       (6,611,381)
Contract owners' equity at
  beginning of period              134,181,905      115,766,034       83,427,946       66,122,902       58,484,021       65,095,402
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 135,790,373    $ 134,181,905    $  76,432,304    $  83,427,946    $  59,783,865    $  58,484,021
                                 ===================================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                      INTERNATIONAL VALUE (9)           SMALL COMPANY BLEND (9)             TOTAL RETURN (9)
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $     251,800    $           0    $   8,493,432    $     720,294    $   2,094,744    $           0

Expenses:
  Mortality and expense
   risk and administrative
   charges                             651,186          136,693        1,107,578          164,934        1,478,185          322,526
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)          (399,386)        (136,693)       7,385,854          555,360          616,559         (322,526)

Net realized gain (loss)               128,872           33,013        1,701,789          257,693          707,686          (54,031)
Unrealized appreciation
  (depreciation) during the
  period                            (2,465,795)       1,803,901      (32,868,881)       5,215,759        9,055,202          (49,306)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                   (2,736,309)       1,700,221      (23,781,238)       6,028,812       10,379,447         (425,863)

Changes from principal
  transactions:
    Purchase payments               18,246,107       11,603,890       30,645,376       15,336,609       41,477,118       28,361,631
    Transfers between sub-
      accounts and the
      Company                       16,299,253       15,682,172       41,747,695       16,834,296       37,567,468       39,133,059
     Withdrawals                    (2,393,767)        (748,816)      (3,473,151)        (340,818)      (6,731,118)      (1,570,783)
     Annual contract fee               (22,698)          (1,435)         (35,746)          (1,898)         (48,508)          (2,473)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       32,128,895       26,535,811       68,884,174       31,828,189       72,264,960       65,921,434
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           29,392,586       28,236,032       45,102,936       37,857,001       82,644,407       65,495,571
Contract owners' equity at
  beginning of period               28,236,032                0       37,857,001                0       65,495,571                0
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $  57,628,618    $  28,236,032    $  82,959,937    $  37,857,001    $ 148,139,978    $  65,495,571
                                 ===================================================================================================

(9) Commencement of Operations, May 3, 1999, through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                    ------------------------------------------------------------------------------------------------
                                       U.S. LARGE CAP VALUE (9)              MID CAP STOCK (9)              TACTICAL ALLOCATION (10)
                                    ------------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                         2000            1999               2000            1999                      2000
                                    ------------------------------------------------------------------------------------------------
Income:
 Dividends                          $   1,231,221    $           0     $           0    $           0            $   1,332,431

Expenses:
  Mortality and expense
   risk and administrative
   charges                              2,551,561          626,565           715,767          122,937                  262,422
                                    ------------------------------------------------------------------------------------------------
Net investment income (loss)           (1,320,340)        (626,565)         (715,767)        (122,937)               1,070,009

Net realized gain (loss)                1,307,778         (193,257)         (234,783)        (173,237)                 (57,540)
Unrealized appreciation
  (depreciation) during the
  period                                2,039,607        4,790,566        (2,588,424)         908,828               (2,460,176)
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                       2,027,045        3,970,744        (3,538,974)         612,654               (1,447,707)

Changes from principal
  transactions:
    Purchase payments                  69,676,361       57,292,554        30,988,778       15,399,144               23,857,486
    Transfers between sub-
      accounts and the
      Company                          49,204,822       58,617,615        23,181,327       11,691,592               16,534,697
     Withdrawals                       (9,136,666)      (1,920,575)       (2,460,315)        (461,893)              (1,037,549)
     Annual contract fee                  (88,438)          (6,278)          (25,979)          (1,810)                 (15,969)
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions         109,656,079      113,983,316        51,683,811       26,627,033               39,338,665
                                    ------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity             111,683,124      117,954,060        48,144,837       27,239,687               37,890,958
Contract owners' equity at
  beginning of period                 117,954,060                0        27,239,687                0                        0
                                    ------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                     $ 229,637,184    $ 117,954,060     $  75,384,524    $  27,239,687            $  37,890,958
                                    ================================================================================================

(9) Commencement of Operations, May 3, 1999, through a vote of the Board of Directors.
(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                       DYNAMIC GROWTH (10)            INTERNET TECHNOLOGIES (10)        INTERNATIONAL INDEX (10)
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                               2000                              2000                             2000
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                                $           0                     $           0                    $     104,347

Expenses:
  Mortality and expense
   risk and administrative
   charges                                      731,507                           390,381                           37,399
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)                   (731,507)                         (390,381)                          66,948

Net realized gain (loss)                     (4,564,786)                       (3,855,629)                        (193,990)
Unrealized appreciation
  (depreciation) during the
  period                                    (40,234,177)                      (31,093,383)                        (391,295)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                           (45,530,470)                      (35,339,393)                        (518,337)

Changes from principal
  transactions:
    Purchase payments                        77,760,872                        43,329,348                        5,222,617
    Transfers between sub-
      accounts and the
      Company                                78,616,628                        43,429,491                        3,391,636
     Withdrawals                             (2,298,272)                       (1,288,888)                         (92,000)
     Annual contract fee                        (11,230)                           (6,348)                            (278)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions               154,067,998                        85,463,603                        8,521,975
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                   108,537,528                        50,124,210                        8,003,638
Contract owners' equity at
  beginning of period                                 0                                 0                                0
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                           $ 108,537,528                     $  50,124,210                    $   8,003,638
                                 ===================================================================================================

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                   TOTAL STOCK MARKET INDEX (10)            500 INDEX (10)                 MID CAP INDEX (10)
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                               2000                              2000                             2000
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                                $    116,012                      $    132,092                     $    262,152

Expenses:
  Mortality and expense
   risk and administrative
   charges                                      54,891                           300,294                           69,776
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)                    61,121                          (168,202)                         192,376

Net realized gain (loss)                       (41,794)                         (190,043)                        (209,438)
Unrealized appreciation
  (depreciation) during the
  period                                    (1,091,739)                       (5,263,273)                        (176,718)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                           (1,072,412)                       (5,621,518)                        (193,780)

Changes from principal
  transactions:
    Purchase payments                        4,102,618                        33,971,178                        5,797,626
    Transfers between sub-
      accounts and the
      Company                                9,553,681                        35,860,190                        8,264,638
     Withdrawals                               (78,976)                         (998,846)                        (199,986)
     Annual contract fee                          (889)                           (4,295)                            (746)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions               13,576,434                        68,828,227                       13,861,532
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                   12,504,022                        63,206,709                       13,667,752
Contract owners' equity at
  beginning of period                                0                                 0                                0
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                           $ 12,504,022                      $ 63,206,709                     $ 13,667,752
                                 ===================================================================================================

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                       SMALL CAP INDEX (10)           CAPITAL APPRECIATION (11)            BASIC VALUE FOCUS
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                               2000                              2000                     2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                                $    189,839                      $          0              $  3,311,277     $  2,014,871

Expenses:
  Mortality and expense
   risk and administrative
   charges                                      30,485                             1,555                   387,775          133,444
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)                   159,354                            (1,555)                2,923,502        1,881,427

Net realized gain (loss)                       (30,281)                           23,692                   (14,850)         (18,709)
Unrealized appreciation
  (depreciation) during the
  period                                      (430,652)                          (23,367)                  253,246         (842,689)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                             (301,579)                           (1,230)                3,161,898        1,020,029

Changes from principal
  transactions:
    Purchase payments                        3,383,862                           478,603                 9,599,125       10,559,719
    Transfers between sub-
      accounts and the
      Company                                2,615,737                           385,039                 3,757,553        4,408,752
     Withdrawals                               (79,135)                           (4,391)                 (963,661)        (317,296)
     Annual contract fee                          (558)                              (20)                  (28,229)          (4,087)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions                5,919,906                           859,231                12,364,788       14,647,088
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                    5,618,327                           858,001                15,526,686       15,667,117
Contract owners' equity at
  beginning of period                                0                                 0                19,050,878        3,383,761
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                           $  5,618,327                      $    858,001              $ 34,577,564     $ 19,050,878
                                 ===================================================================================================

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

(11) Commencement of Operations, November 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                    ------------------------------------------------------------------------------------------------
                                          SPECIAL VALUE FOCUS             DEVELOPING CAPITAL MARKETS        CAPITAL GROWTH BOND (12)
                                    ------------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                         2000            1999               2000            1999                      1999
                                    ------------------------------------------------------------------------------------------------
Income:
 Dividends                          $  2,059,524     $    250,560      $     11,561     $     11,709             $    864,902

Expenses:
  Mortality and expense
   risk and administrative
   charges                               105,688           31,506            29,824            7,049                   55,062
                                    ------------------------------------------------------------------------------------------------
Net investment income (loss)           1,953,836          219,054           (18,263)           4,660                  809,840

Net realized gain (loss)                 145,791          (63,717)           66,317           19,139                 (660,734)
Unrealized appreciation
  (depreciation) during the
  period                              (1,385,469)         704,186          (844,765)         295,033                 (267,578)
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                        714,158          859,523          (796,711)         318,832                 (118,472)

Changes from principal
  transactions:
    Purchase payments                  3,345,046        2,095,665         1,087,706          597,141                1,787,667
    Transfers between sub-
      accounts and the
      Company                          1,162,990          665,403           603,692          281,489              (12,288,805)
     Withdrawals                        (230,200)        (275,556)          (49,698)        (125,800)                (285,298)
     Annual contract fee                  (6,170)          (1,270)           (1,599)            (248)                    (620)
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions          4,271,666        2,484,242         1,640,101          752,582              (10,787,056)
                                    ------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity              4,985,824        3,343,765           843,390        1,071,414              (10,905,528)
Contract owners' equity at
  beginning of period                  4,617,790        1,274,025         1,312,542          241,128               10,905,528
                                    ------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                     $  9,603,614     $  4,617,790      $  2,155,932     $  1,312,542             $          0
                                    ================================================================================================

(12) On April 30, 1999, the Capital Growth Bond Sub-Account ceased operations and was merged with the Investment Quality Bond Sub-Account through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                SUB-ACCOUNT
                                    ------------------------------------------------------------------
                                        WORLDWIDE GROWTH (13)                     TOTAL
                                    ------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                 1999                     2000              1999
                                    ------------------------------------------------------------------
Income:
 Dividends                                 $       319,615          $ 1,297,046,053   $   845,296,685

Expenses:
  Mortality and expense
   risk and administrative
   charges                                         177,079              226,490,104       178,004,548
                                    ------------------------------------------------------------------
Net investment income (loss)                       142,536            1,070,555,949       667,292,137

Net realized gain (loss)                         3,255,622              483,611,857       555,229,763
Unrealized appreciation
  (depreciation) during the
  period                                        (1,523,409)          (3,042,118,831)      825,926,613
                                    ------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                                1,874,749           (1,487,951,025)    2,048,448,513

Changes from principal
  transactions:
    Purchase payments                            2,628,319            3,283,966,017     2,452,701,028
    Transfers between sub-
      accounts and the
      Company                                  (37,474,479)           1,041,422,712       643,567,683
     Withdrawals                                (1,108,247)          (2,002,014,829)   (1,597,183,118)
     Annual contract fee                            (3,338)              (6,730,699)       (4,430,769)
                                    ------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions                  (35,957,745)           2,316,643,201     1,494,654,824
                                    ------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                      (34,082,996)             828,692,176     3,543,103,337
Contract owners' equity at
  beginning of period                           34,082,996           14,692,135,548    11,149,032,211
                                    ------------------------------------------------------------------

Contract owners' equity at
  end of period                            $             0          $15,520,827,724   $14,692,135,548
                                    ==================================================================

(13) On April 30, 1999, the Worldwide Growth Sub-Account ceased operations and was merged with the Global Equity Sub-Account through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2000


1.  ORGANIZATION

The Manufacturers Life Insurance Company of North America Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of North America (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in forty-seven Sub-Accounts of Manufacturers Investment Trust (the Trust) and three Sub-Accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes five contract types, distinguished principally by the level of expenses and surrender charges. These five contracts are as follows: Venture, Combination Fixed and Variable Annuity, Venture Vision, Combination Fixed and Variable Annuity, Venture Vantage, Combination Fixed and Variable Annuity, Venture No-Load Rollover, Combination Fixed and Variable Annuity (Rollover) and Venture Strategy, Combination Fixed and Variable Annuity.

The Company is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH), which is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On May 1, 2000, eight new Sub-Accounts, Tactical Allocation, Dynamic Growth Trust, Internet Technologies Trust, International Index Trust, Total Stock Market Index Trust, 500 Index Trust, Mid Cap Index Trust and Small Cap Index Trust commenced operations.

On May 1, 2000, the Mid Cap Growth Sub-Account was renamed All Cap Growth through a vote of the Board of Directors.

On November 1, 2000, one new Sub-Account, Capital Appreciation commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 90% owned by the Company and 10% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly-owned subsidiary of the Company.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each Sub-Account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Venture: deductions ranging from effective annual rates of 1.30% for contracts issued prior to July 31, 1987, to 1.40% of contract value for contracts issued since July 31, 1987 are made daily from each Sub-Account. Venture1 products are charged 1.30% for mortality and expense risk, while all other Venture products are charged a total of 1.40% of contract value for both administration and the assumption of mortality and expense risk at rates of .15% and 1.25%, respectively. Certain Venture products are offered in both the Merrill Lynch Series Funds and the MIT funds.

(ii) Venture Vision: deductions from each Sub-Account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(iii) Venture Vantage: deductions ranging from effective annual rates of 1.55% to 1.75% of contract value are made daily from each Sub-Account for administration and for the assumption of mortality and expense risks.

(iv) Rollover: deductions from each Sub-Account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and .85% of the contract value, respectively. On June 1, 2000, deductions were reduced to an effective annual rate of 0.15% and 0.30%, respectively.


(v) Venture Strategy: deductions from each Sub-Account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 2000:

                                                  PURCHASES             SALES
                                               -----------------------------------

Mid Cap Blend                                  $  458,146,096     $  396,355,467
Investment Quality Bond Portfolio                  84,916,749         93,095,558
Growth & Income Portfolio                         553,633,575        449,702,397
Blue Chip Growth Portfolio                        557,449,552        319,732,480
Money Market Portfolio                          3,803,337,632      4,041,503,988
Global Equity Portfolio                           603,125,301        701,070,047
Global Bond Portfolio                              33,199,767         59,500,373
U.S. Government Securities Portfolio               97,661,174        125,197,061
Diversified Bond Allocation Portfolio              78,726,791         76,750,437
Income & Value Portfolio                          227,232,231        222,415,174
Large Cap Growth Portfolio                        444,086,613        190,636,540
Equity-Income Portfolio                           254,327,763        306,187,461
Strategic Bond Portfolio                           64,692,500         94,047,389
Overseas Portfolio                              1,003,841,680        864,652,674
Growth Portfolio                                  429,691,097        143,594,765
All Cap Growth Portfolio                          544,270,775        209,555,472
International Small Cap Portfolio                 613,293,468        429,671,853
Pacific Rim Emerging Markets Portfolio            269,063,661        260,103,936
Science & Technology Portfolio                    842,673,190        211,036,807
Emerging Small Company Portfolio                  338,114,018        158,524,455
Aggressive Growth Portfolio                       410,776,274        162,511,061
International Stock Portfolio                     396,585,608        335,679,045
Quantitative Equity Portfolio                     286,217,067        112,313,680
Value Portfolio                                    68,941,154         65,207,575
Real Estate Securities Portfolio                   30,417,633         17,877,509
Balanced Portfolio                                 30,684,858         35,654,662
High Yield Portfolio                               70,882,107         80,883,248
Lifestyle Aggressive 1000 Portfolio                56,795,420         23,879,829

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                  PURCHASES               SALES
                                              ----------------------------------

Lifestyle Growth 820 Portfolio                $   135,321,086    $    37,386,659
Lifestyle Balanced 640 Portfolio                  112,384,875         45,239,520
Lifestyle Moderate 460 Portfolio                   38,875,334         26,959,978
Lifestyle Conservative 280 Portfolio               21,645,680         28,900,061
Small Company Value Portfolio                      57,932,747         59,933,377
International Value Portfolio                     121,024,440         89,294,931
Small Company Blend Portfolio                      98,126,200         21,856,172
Total Return Portfolio                             97,090,929         24,209,408
U.S. Large Cap Value Portfolio                    139,257,319         30,921,579
Mid Cap Stock Portfolio                            64,014,613         13,046,567
Tactical Allocation Portfolio                      57,128,018         16,719,344
Dynamic Growth Portfolio                          181,601,011         28,264,520
Internet Technologies Portfolio                   103,082,224         18,009,002
International Index Portfolio                      11,662,536          3,073,612
Total Stock Market Index Portfolio                 16,039,679          2,402,124
500 Index Portfolio                                77,922,071          9,262,046
Mid Cap Index Portfolio                            22,716,521          8,662,614
Small Cap Index Portfolio                           7,624,231          1,544,971
Capital Appreciation Portfolio                      1,741,176            883,499
Basic Value Focus Portfolio                        18,598,999          3,310,709
Special Value Focus Portfolio                       6,993,934            768,432
Developing Capital Markets Focus Portfolio          1,993,473            371,636
                                              ----------------------------------

Total                                         $14,045,560,850    $10,658,361,704
                                              ==================================

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES

A summary of the accumulation unit values at December 31, 2000 and 1999 and the accumulation units and dollar values outstanding at December 31, 2000 are as follows:

                                                             1999                                         2000
                                                 -----------------------------------------------------------------------------
                                                    UNIT               UNIT
                                                    VALUE              VALUE                    UNITS             DOLLARS
                                                 -----------------------------------------------------------------------------

Mid Cap Blend Sub-Account:
   Venture 1.30% Fee Contracts                   $64.954980         $60.037547                  10,775          $   646,897
   Venture 1.40% Fee Contracts                    39.416089          36.392717              28,040,381        1,020,465,658
   Venture Vision Contracts                       28.867552          26.586905               2,666,742           70,900,416
   Venture Vantage 1.55% Fee Contracts            16.909177          15.588834               6,979,950          108,809,276
   Venture Vantage 1.75% Fee Contracts                               11.972462                 590,254            7,066,799
   Venture Strategy & Rollover Contracts          15.307946          14.242740                   1,569               22,351
                                                                                            ----------------------------------
                                                                                            38,289,671        1,207,911,397

Investment Quality Bond Sub-Account:
   Venture 1.30% Fee Contracts                    22.052785          23.817687                   2,161               51,465
   Venture 1.40% Fee Contracts                    19.039807          20.541376               7,531,862          154,714,808
   Venture Vision Contracts                       12.847911          13.826642               1,452,012           20,076,451
   Venture Vantage 1.55% Fee Contracts            13.388502          14.422789               2,549,102           36,765,166
   Venture Vantage 1.75% Fee Contracts                               13.054821                  92,766            1,211,046
   Venture Strategy & Rollover Contracts          12.902584          14.027435                     693                9,727
                                                                                            ----------------------------------
                                                                                            11,628,596          212,828,663

Growth & Income Sub-Account:
   Venture 1.40% Fee Contracts                    38.655938          35.404552              53,352,113        1,888,907,658
   Venture Vision Contracts                       30.467742          27.835602               6,794,423          189,126,855
   Venture Vantage 1.55% Fee Contracts            18.506889          16.924924              23,320,240          394,693,291
   Venture Vantage 1.75% Fee Contracts                               11.658205               1,818,651           21,202,209
   Venture Strategy & Rollover Contracts          16.387611          15.124927                  14,169              214,304
                                                                                            ----------------------------------
                                                                                            85,299,596        2,494,144,317
                                                                                            ==================================

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                     1999                                          2000
                                                 -----------------------------------------------------------------------------
                                                     UNIT               UNIT
                                                     VALUE              VALUE                   UNITS              DOLLARS
                                                 -----------------------------------------------------------------------------

Blue Chip Growth Sub-Account:
   Venture 1.40% Fee Contracts                     $25.568866         $24.518135              44,270,289      $ 1,085,424,932
   Venture Vision Contracts                         26.518360          25.365287               4,776,229          121,150,419
   Venture Vantage 1.55% Fee Contracts              19.091275          18.279370              17,593,625          321,600,378
   Venture Vantage 1.75% Fee Contracts                                 11.549188               1,770,737           20,450,580
   Venture Strategy & Rollover Contracts            16.700133          16.137290                  13,247              213,770
                                                                                            ----------------------------------
                                                                                              68,424,127        1,548,840,079

Money Market Sub-Account:
   Venture 1.30% Fee Contracts                      17.846774          18.654229                   4,056               75,653
   Venture 1.40% Fee Contracts                      16.291417          17.010114              22,485,137          382,474,749
   Venture Vision Contracts                         12.153141          12.657686               6,957,798           88,069,619
   Venture Vantage 1.55% Fee Contracts              13.515626          14.090782              10,380,388          146,267,779
   Venture Vantage 1.75% Fee Contracts                                 12.724933               1,232,430           15,682,586
   Venture Strategy & Rollover Contracts            13.331106          14.026504                  54,560              765,291
                                                                                            ----------------------------------
                                                                                              41,114,369          633,335,677

Global Equity Sub-Account:
   Venture 1.40% Fee Contracts                      24.633827          27.253960              19,160,693          522,204,754
   Venture Vision Contracts                         19.073534          21.049744               2,514,670           52,933,159
   Venture Vantage 1.55% Fee Contracts              14.232856          15.723185               2,818,770           44,320,035
   Venture Vantage 1.75% Fee Contracts                                 13.554144                 148,782            2,016,616
   Venture Strategy & Rollover Contracts            12.516028          13.953918                     299                4,169
                                                                                            ----------------------------------
                                                                                              24,643,214          621,478,733

Global Bond Sub-Account:
   Venture 1.40% Fee Contracts                      19.632749          19.685989               4,531,875           89,214,444
   Venture Vision Contracts                         13.599529          13.602454                 669,457            9,106,262
   Venture Vantage 1.55% Fee Contracts                                 12.871966                  49,507              637,255
   Venture Vantage 1.75% Fee Contracts              12.511533          12.526713                 686,701            8,602,111
                                                                                            ----------------------------------
                                                                                               5,937,540          107,560,072

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                      1999                                      2000
                                                 -----------------------------------------------------------------------------
                                                      UNIT               UNIT
                                                      VALUE              VALUE                  UNITS                DOLLARS
                                                 -----------------------------------------------------------------------------

U.S. Government Securities Sub-Account:
   Venture 1.40% Fee Contracts                     $18.286918         $19.993612               7,806,446        $ 156,079,051
   Venture Vision Contracts                         12.757839          13.913787               1,455,645           20,253,538
   Venture Vantage 1.55% Fee Contracts              13.411398          14.641155               2,093,521           30,651,561
   Venture Vantage 1.75% Fee Contracts                                 13.197644                  71,598              944,919
   Venture Strategy & Rollover Contracts            12.999097          14.321813                     603                8,640
                                                                                            ----------------------------------
                                                                                              11,427,813          207,937,709

Diversified Bond Sub-Account:
   Venture 1.40% Fee Contracts                      18.002047          19.585192               6,292,565          123,241,098
   Venture Vision Contracts                         14.527388          15.765628                 677,041           10,673,969
   Venture Vantage 1.55% Fee Contracts              13.798700          14.989755               1,365,715           20,471,731
   Venture Vantage 1.75% Fee Contracts                                 13.190998                  99,109            1,307,348
   Venture Strategy & Rollover Contracts            13.123588          14.387750                       6                   91
                                                                                            ----------------------------------
                                                                                               8,434,436          155,694,237

Income & Value Sub-Account:
   Venture 1.40% Fee Contracts                      22.230152          23.004542              18,734,622          430,981,392
   Venture Vision Contracts                         17.986686          18.566934               1,566,845           29,091,504
   Venture Vantage 1.55% Fee Contracts              15.408317          15.921242               2,223,402           35,399,318
   Venture Vantage 1.75% Fee Contracts                                 12.710793                 175,347            2,228,804
   Venture Strategy & Rollover Contracts            14.181104          14.788189                   1,432               21,174
                                                                                            ----------------------------------
                                                                                              22,701,648          497,722,192

Large Cap Growth Sub-Account:
   Venture 1.40% Fee Contracts                      28.465074          24.071737              13,706,307          329,934,614
   Venture Vision Contracts                         23.393391          19.733542               1,348,004           26,600,886
   Venture Vantage 1.55% Fee Contracts              18.238886          15.400808               6,777,169          104,373,877
   Venture Vantage 1.75% Fee Contracts                                 10.924721                 751,651            8,211,574
   Venture Strategy & Rollover Contracts            16.461980          14.028600                   2,050               28,761
                                                                                            ----------------------------------
                                                                                              22,585,181          469,149,712

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE              UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Equity-Income Sub-Account:
   Venture 1.40% Fee Contracts                       $22.487758       $25.057453          23,316,478     $ 584,251,539
   Venture Vision Contracts                           21.149570        23.507739           2,753,468        64,727,806
   Venture Vantage 1.55% Fee Contracts                14.507362        16.140990           5,941,747        95,905,679
   Venture Vantage 1.75% Fee Contracts                                 14.266438             301,379         4,299,603
   Venture Strategy & Rollover Contracts              12.759601        14.327119              25,293           362,370
                                                                                         -----------------------------
                                                                                          32,338,365       749,546,997

Strategic Bond Sub-Account:
   Venture 1.40% Fee Contracts                        14.602672        15.463354          10,578,156       163,573,768
   Venture Vision Contracts                           14.321908        15.128283           1,385,287        20,957,011
   Venture Vantage 1.55% Fee Contracts                12.844300        13.581019           2,237,995        30,394,250
   Venture Vantage 1.75% Fee Contracts                                 12.905776             101,745         1,313,092
   Venture Strategy & Rollover Contracts              12.428556        13.262545                   7                88
                                                                                         -----------------------------
                                                                                          14,303,190       216,238,209

Overseas Sub-Account:
   Venture 1.40% Fee Contracts                        17.044524        13.661286          19,260,577       263,124,250
   Venture Vision Contracts                           16.833813        13.458771           1,965,882        26,458,352
   Venture Vantage 1.55% Fee Contracts                17.203799        13.768330           4,697,452        64,676,072
   Venture Vantage 1.75% Fee Contracts                                 11.222510             341,876         3,836,704
   Venture Strategy & Rollover Contracts              16.319479        13.181065                   8               101
                                                                                         -----------------------------
                                                                                          26,265,795       358,095,479

Growth Sub-Account:
   Venture 1.40% Fee Contracts                        28.060585        20.120816          18,692,626       376,110,884
   Venture Vision Contracts                           27.818889        19.897782           1,860,764        37,025,081
   Venture Vantage 1.55% Fee Contracts                20.209678        14.469646           8,062,197       116,657,142
   Venture Vantage 1.75% Fee Contracts                                  9.089389             633,621         5,759,226
   Venture Strategy & Rollover Contracts              18.549262        13.403429               5,743            76,980
                                                                                         -----------------------------
                                                                                          29,254,951       535,629,313

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE              UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
All Cap Growth Sub-Account:
   Venture 1.40% Fee Contracts                       $27.113084       $23.852189          21,834,220     $ 520,793,948
   Venture Vision Contracts                           26.855000        23.566248           2,395,792        56,459,829
   Venture Vantage 1.55% Fee Contracts                21.871173        19.211930           8,242,800       158,360,090
   Venture Vantage 1.75% Fee Contracts                                 10.349704           1,211,311        12,536,711
   Venture Strategy & Rollover Contracts              19.917321        17.657078               3,032            53,544
                                                                                         -----------------------------
                                                                                          33,687,155       748,204,122

International Small Cap Sub-Account:
   Venture 1.40% Fee Contracts                        26.974754        18.844170           8,548,059       161,081,074
   Venture Vision Contracts                           26.718058        18.618300             680,580        12,671,238
   Venture Vantage 1.55% Fee Contracts                23.749328        16.566096           2,517,130        41,699,024
   Venture Vantage 1.75% Fee Contracts                                 10.030446             220,745         2,214,175
   Venture Strategy & Rollover Contracts              22.341682        15.728111               6,808           107,072
                                                                                         -----------------------------
                                                                                          11,973,322       217,772,583

Pacific Rim Emerging Markets Sub-Account:
   Venture 1.40% Fee Contracts                        12.359297         9.217819           4,332,649        39,937,570
   Venture Vision Contracts                           12.267100         9.126236             395,320         3,607,782
   Venture Vantage 1.55% Fee Contracts                11.984246         8.924717           1,688,637        15,070,608
   Venture Vantage 1.75% Fee Contracts                                 10.941915              71,623           783,688
   Venture Strategy & Rollover Contracts              18.168886        13.655344                  99             1,355
                                                                                         -----------------------------
                                                                                           6,488,328        59,401,003

Science & Technology Sub-Account:
   Venture 1.40% Fee Contracts                        37.943261        24.672266          27,106,225       668,772,005
   Venture Vision Contracts                           37.660683        24.427405           2,551,798        62,333,803
   Venture Vantage 1.55% Fee Contracts                30.445751        19.767418          12,900,698       255,013,492
   Venture Vantage 1.75% Fee Contracts                                  8.857329           1,488,393        13,183,184
   Venture Strategy & Rollover Contracts              30.621118        20.064987               8,507           170,690
                                                                                         -----------------------------
                                                                                          44,055,621       999,473,174

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                  2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE               UNITS          DOLLARS
                                                     ----------       ------------------------------------------------
Emerging Small Company Sub-Account:
   Venture 1.40% Fee Contracts                       $24.610648       $23.225958           6,816,457     $ 158,318,746
   Venture Vision Contracts                           24.427201        22.995348             666,506        15,326,535
   Venture Vantage 1.55% Fee Contracts                22.035674        20.764734           3,225,573        66,978,169
   Venture Vantage 1.75% Fee Contracts                                 10.932942             514,633         5,626,452
   Venture Strategy & Rollover Contracts              19.436616        18.484616               5,716           105,666
                                                                                         -----------------------------
                                                                                          11,228,885       246,355,568

Aggressive Growth Sub-Account:
   Venture 1.40% Fee Contracts                        16.628126        16.889157          12,104,009       204,426,503
   Venture Vision Contracts                           16.504105        16.721411           1,165,307        19,485,584
   Venture Vantage 1.55% Fee Contracts                15.594503        15.815609           6,157,970        97,392,043
   Venture Vantage 1.75% Fee Contracts                                 11.182499             929,491        10,394,037
   Venture Strategy & Rollover Contracts              15.834780        16.207424              17,003           275,574
                                                                                         -----------------------------
                                                                                          20,373,780       331,973,741

International Stock Sub-Account:
   Venture 1.40% Fee Contracts                        18.338932        15.087850           5,936,757        89,572,901
   Venture Vision Contracts                           18.202233        14.938063             890,893        13,308,212
   Venture Vantage 1.55% Fee Contracts                16.397239        13.470191           2,448,991        32,988,378
   Venture Vantage 1.75% Fee Contracts                                 11.202883             131,842         1,477,012
                                                      16.253406        13.475212                 240             3,234
                                                                                         -----------------------------
                                                                                           9,408,723       137,349,737

Quantitative Equity Sub-Account:
   Venture 1.40% Fee Contracts                        24.202942        25.371611           8,988,361       228,049,200
   Venture Vision Contracts                           24.022598        25.119884           1,567,928        39,386,180
   Venture Vantage 1.55% Fee Contracts                18.834509        19.714449           3,794,636        74,809,153
   Venture Vantage 1.75% Fee Contracts                                 12.092105             522,171         6,314,150
   Venture Strategy & Rollover Contracts              16.959503        17.915408               5,443            97,509
                                                                                         -----------------------------
                                                                                          14,878,539       348,656,192

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE              UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Value Sub-Account:
   Venture 1.40% Fee Contracts                       $13.987433       $17.182340           5,934,243     $ 101,964,176
   Venture Vision Contracts                           13.883152        17.011828           1,021,344        17,374,922
   Venture Vantage 1.55% Fee Contracts                11.517818        14.127502           2,383,350        33,670,775
   Venture Vantage 1.75% Fee Contracts                                 15.552753             124,861         1,941,928
   Venture Strategy & Rollover Contracts              10.786297        13.351990               1,554            20,750
                                                                                         -----------------------------
                                                                                           9,465,352       154,972,551

Real Estate Securities Sub-Account:
   Venture 1.40% Fee Contracts                        11.174188        13.852028           2,419,975        33,521,562
   Venture Vision Contracts                           11.090818        13.714476             340,994         4,676,555
   Venture Vantage 1.55% Fee Contracts                10.107930        12.511528             883,570        11,054,807
   Venture Vantage 1.75% Fee Contracts                                 13.588062              42,484           577,270
   Venture Strategy & Rollover Contracts               9.488883        11.853453                 747             8,851
                                                                                         -----------------------------
                                                                                           3,687,770        49,839,045

Balanced Sub-Account;
   Venture 1.40% Fee Contracts                        15.962370        14.272291           3,281,595        46,835,876
   Venture Vision Contracts                           15.843343        14.130567             591,032         8,351,618
   Venture Vantage 1.55% Fee Contracts                13.941569        12.446809           2,033,364        25,308,887
   Venture Vantage 1.75% Fee Contracts                                 11.252446              53,977           607,377
   Venture Strategy & Rollover Contracts              12.856009        11.583489               2,015            23,338
                                                                                         -----------------------------
                                                                                           5,961,983        81,127,096

High Yield Sub-Account:
   Venture 1.40% Fee Contracts                        14.993652        13.459828           5,218,058        70,234,166
   Venture Vision Contracts                           14.881850        13.326181           1,288,639        17,172,636
   Venture Vantage 1.55% Fee Contracts                13.844359        12.409523           2,660,028        33,009,679
   Venture Vantage 1.75% Fee Contracts                                 11.519841              63,437           730,781
   Venture Strategy & Rollover Contracts              13.130722        11.878374               1,643            19,519
                                                                                         -----------------------------
                                                                                           9,231,805       121,166,781

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                  2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE               UNITS          DOLLARS
                                                     ----------       ------------------------------------------------
Lifestyle Aggressive 1000 Sub-Account:
   Venture 1.40% Fee Contracts                       $15.974195       $14.948006           3,511,699      $ 52,492,900
   Venture Vision Contracts                           15.855076        14.799593             260,737         3,858,803
   Venture Vantage 1.55% Fee Contracts                14.195565        13.263783           1,664,008        22,071,046
   Venture Vantage 1.75% Fee Contracts                                 11.872645             179,283         2,128,558
   Venture Strategy & Rollover Contracts              13.497935        12.728218               1,966            25,030
                                                                                         -----------------------------
                                                                                           5,617,693        80,576,337

Lifestyle Growth 820 Sub-Account:
   Venture 1.40% Fee Contracts                        16.893101        16.162371          13,783,663       222,776,677
   Venture Vision Contracts                           16.767184        16.001947           1,530,049        24,483,756
   Venture Vantage 1.55% Fee Contracts                14.903883        14.237879           6,749,479        96,098,268
   Venture Vantage 1.75% Fee Contracts                                 12.089786             574,231         6,942,329
   Venture Strategy & Rollover Contracts              14.033145        13.529644               5,139            69,535
                                                                                         -----------------------------
                                                                                          22,642,561       350,370,565

Lifestyle Balanced 640 Sub-Account:
   Venture 1.40% Fee Contracts                        16.257312        16.437657          12,129,776       199,385,097
   Venture Vision Contracts                           16.136115        16.274494           1,778,907        28,950,807
   Venture Vantage 1.55% Fee Contracts                14.456141        14.594658           7,589,414       110,764,903
   Venture Vantage 1.75% Fee Contracts                                 12.355297             512,761         6,335,309
   Venture Strategy & Rollover Contracts              13.671696        13.929909              16,882           235,160
                                                                                         -----------------------------
                                                                                          22,027,740       345,671,276

Lifestyle Moderate 460 Sub-Account:
   Venture 1.40% Fee Contracts                        16.142259        16.596254           4,611,811        76,538,795
   Venture Vision Contracts                           16.021927        16.431521           1,111,820        18,268,893
   Venture Vantage 1.55% Fee Contracts                14.566774        14.954083           2,599,476        38,872,787
   Venture Vantage 1.75% Fee Contracts                                 12.579492             137,563         1,730,477
   Venture Strategy & Rollover Contracts              13.746687        14.242240              10,112           144,012
                                                                                         -----------------------------
                                                                                           8,470,782       135,554,964

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                  2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE               UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Lifestyle Conservative 280 Sub-Account:
   Venture 1.40% Fee Contracts                       $15.439823       $16.397834           2,496,383      $ 40,935,281
   Venture Vision Contracts                           15.324704        16.235059             715,952        11,623,523
   Venture Vantage 1.55% Fee Contracts                14.296546        15.160940           1,562,853        23,694,317
   Venture Vantage 1.75% Fee Contracts                                 12.913124              11,403           147,243
   Venture Strategy & Rollover Contracts              13.593172        14.547877               2,196            31,940
                                                                                         -----------------------------
                                                                                           4,788,787        76,432,304

Small Company Value Sub-Account:
   Venture 1.40% Fee Contracts                        11.904646        12.436171           3,123,031        38,838,544
   Venture Vision Contracts                           11.837890        12.335633             611,635         7,544,908
   Venture Vantage 1.55% Fee Contracts                11.864553        12.375754           1,032,739        12,780,919
   Venture Vantage 1.75% Fee Contracts                                 13.356548              39,250           524,251
   Venture Strategy & Rollover Contracts                               12.266242               1,233            15,119
                                                                                         -----------------------------
                                                                                           4,807,888        59,703,741

International Value Sub-Account:
   Venture 1.40% Fee Contracts                        12.860110        11.862293           2,738,541        32,485,379
   Venture Vision Contracts                           12.838810        11.813131             272,914         3,223,971
   Venture Vantage 1.55% Fee Contracts                12.847324        11.832776           1,730,537        20,477,058
   Venture Vantage 1.75% Fee Contracts                                 11.868508             119,059         1,413,047
                                                                                         -----------------------------
                                                                                           4,861,051        57,599,455

Small Company Blend Sub-Account:
   Venture 1.40% Fee Contracts                        15.922213        12.601917           3,886,331        48,975,224
   Venture Vision Contracts                           15.895877        12.549695             760,889         9,548,926
   Venture Vantage 1.55% Fee Contracts                15.906411        12.570556           1,798,513        22,608,313
   Venture Vantage 1.75% Fee Contracts                                  9.630818             181,602         1,748,979
   Venture Strategy & Rollover Contracts                                9.554061               5,325            50,875
                                                                                         -----------------------------
                                                                                           6,632,660        82,932,317

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                     ----------       ------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE               UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Total Return Sub-Account:
   Venture 1.40% Fee Contracts                       $12.255674       $13.404017           6,181,792      $ 82,860,844
   Venture Vision Contracts                           12.235367        13.348487             833,759        11,129,425
   Venture Vantage 1.55% Fee Contracts                12.243486        13.370675           3,707,347        49,569,733
   Venture Vantage 1.75% Fee Contracts                                 13.220054             314,470         4,157,311
                                                                                         -----------------------------
                                                                                          11,037,368       147,717,313

U.S. Large Cap Value Sub-Account:
   Venture 1.40% Fee Contracts                        12.721279        12.894130           9,954,513       128,354,788
   Venture Vision Contracts                           12.700198        12.840714           1,249,139        16,039,835
   Venture Vantage 1.55% Fee Contracts                12.708630        12.862059           6,199,448        79,737,672
   Venture Vantage 1.75% Fee Contracts                                 12.467016             417,203         5,201,274
                                                                                         -----------------------------
                                                                                          17,820,303       229,333,569

Mid Cap Stock Sub-Account:
   Venture 1.40% Fee Contracts                        12.483520        11.821790           3,543,334        41,888,551
   Venture Vision Contracts                           12.462837        11.772795             578,523         6,810,830
   Venture Vantage 1.55% Fee Contracts                12.471106        11.792364           2,050,855        24,184,432
   Venture Vantage 1.75% Fee Contracts                                 12.208008             194,878         2,379,071
   Venture Strategy & Rollover Contracts                               12.483407               9,744           121,641
                                                                                         -----------------------------
                                                                                           6,377,334        75,384,525


Tactical Allocation Sub-Account:
   Venture 1.40% Fee Contracts                                         11.989936           2,142,032        25,682,830
   Venture Vision Contracts                                            11.970334             139,120         1,665,310
   Venture Vantage 1.55% Fee Contracts                                 11.978173             680,285         8,148,567
   Venture Vantage 1.75% Fee Contracts                                 12.188577             194,588         2,371,748
   Venture Strategy & Rollover Contracts                               12.064740                 928            11,193
                                                                                         -----------------------------
                                                                                           3,156,953        37,879,648

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                      VALUE             VALUE               UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Dynamic Growth Sub-Account:
   Venture 1.40% Fee Contracts                                         $7.906976           8,341,104      $ 65,952,913
   Venture Vision Contracts                                             7.894008             754,062         5,952,572
   Venture Vantage 1.55% Fee Contracts                                  7.899193           3,937,399        31,102,278
   Venture Vantage 1.75% Fee Contracts                                  8.771239             628,926         5,516,459
   Venture Strategy & Rollover Contracts                                7.956456               1,259            10,020
                                                                                         -----------------------------
                                                                                          13,662,750       108,534,242

Internet Technologies Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
     27 Contracts                                                       6.965644           4,488,445        31,264,912
   VIS 5,6,25 and 26 Contracts                                          6.954217             367,555         2,556,057
   VTG20 Contracts                                                      6.958782           1,928,784        13,421,990
   VTG50 Contracts                                                      7.012603             410,868         2,881,252
                                                                                         -----------------------------
                                                                                           7,195,652        50,124,211

International Index Sub-Account:
   Venture 1.40% Fee Contracts                                         11.167069             454,096         5,070,917
   Venture Vision Contracts                                            11.148798              47,727           532,102
   Venture Vantage 1.55% Fee Contracts                                 11.156110             191,428         2,135,594
   Venture Vantage 1.75% Fee Contracts                                 11.529885              22,986           265,025
                                                                                         -----------------------------
                                                                                             716,237         8,003,638

Total Stock Market Index Sub-Account:
   Venture 1.40% Fee Contracts                                         11.142088             440,448         4,907,507
   Venture Vision Contracts                                            11.123861              81,926           911,336
   Venture Vantage 1.55% Fee Contracts                                 11.131148             570,701         6,352,561
   Venture Vantage 1.75% Fee Contracts                                 11.456807              29,032           332,618
                                                                                         -----------------------------
                                                                                           1,122,107        12,504,022

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT             UNIT
                                                       VALUE            VALUE               UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
500 Index Sub-Account:
   Venture 1.40% Fee Contracts                                        $11.200577           3,818,844      $ 42,773,256
   Venture Vision Contracts                                            11.182275             320,396         3,582,751
   Venture Vantage 1.55% Fee Contracts                                 11.189592           1,351,791        15,125,991
   Venture Vantage 1.75% Fee Contracts                                 11.516966             141,045         1,624,407
                                                                                         -----------------------------
                                                                                           5,632,076        63,106,405

Mid Cap Index Sub-Account:
   Venture 1.40% Fee Contracts                                         13.271787             525,751         6,977,650
   Venture Vision Contracts                                            13.250096             196,940         2,609,474
   Venture Vantage 1.55% Fee Contracts                                 13.258777             266,762         3,536,937
   Venture Vantage 1.75% Fee Contracts                                 13.223282              41,116           543,690
                                                                                         -----------------------------
                                                                                           1,030,569        13,667,751

Small Cap Index Sub-Account:
   Venture 1.40% Fee Contracts                                         11.596178             296,558         3,438,943
   Venture Vision Contracts                                            11.577217              22,709           262,905
   Venture Vantage 1.55% Fee Contracts                                 11.584805             145,548         1,686,140
   Venture Vantage 1.75% Fee Contracts                                 11.943325              19,286           230,340
                                                                                         -----------------------------
                                                                                             484,101         5,618,328

Capital Appreciation Sub-Account:
   Venture 1.40% Fee Contracts                                         10.945558              62,891           688,377
   Venture Vision Contracts                                            10.941194               6,671            72,985
   Venture Vantage 1.55% Fee Contracts                                 10.942940               8,809            96,394
   Venture Vantage 1.75% Fee Contracts                                 10.939455                  22               244
                                                                                         -----------------------------
                                                                                              78,393           858,000

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT             UNIT
                                                       VALUE            VALUE               UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Basic Value Focus Sub-Account:
   Venture 1.40% Fee Contracts                       $20.300779       $22.514992            956,810        $21,542,564
   Venture Vantage 1.55% Fee Contracts                14.325771        15.864568            713,263         11,315,616
   Venture Vantage 1.75% Fee Contracts                                 13.588646            126,531          1,719,384
                                                                                         -----------------------------
                                                                                          1,796,604         34,577,564

Developing Capital Market Focus Sub-Account:
   Venture 1.40% Fee Contracts                        10.419795         7.313442            203,402          1,487,567
   Venture Vantage 1.55% Fee Contracts                15.787402        11.064248             51,259            567,140
   Venture Vantage 1.75% Fee Contracts                                  9.694543             10,441            101,225
                                                                                         -----------------------------
                                                                                            265,102          2,155,932

Special Value Focus Sub-Account:
   Venture 1.40% Fee Contracts                        33.685273        38.059573            153,558          5,844,362
   Venture Vantage 1.55% Fee Contracts                13.943374        15.730490            225,025          3,539,747
   Venture Vantage 1.75% Fee Contracts                                 12.606854             17,411            219,504
                                                                                         -----------------------------
                                                                                            395,994          9,603,613

CONTRACT OWNERS' EQUITY (NET OF ANNUITY RESERVES)                                                      $15,500,314,099
                                                                                                       ===============



            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C



                               OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

        Old Name                        New Name
NASL Variable Account         The Manufacturers Life Insurance
                              Company of North America
                              Separate Account A

North American Security       The Manufacturers Life Insurance Company
Life Insurance Company        of North America

The following name changes took place November 1, 1997:

        Old Name                        New Name
NAWL Holding Co., Inc.        Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

        Old Name                        New Name
Wood Logan Associates, Inc.   Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements


         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, formerly NASL Variable Account (Part B of the registration statement). FILED HEREWITH



         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company (Part B of the registration statement). FILED HEREWITH


(b)      Exhibits

(1)      (i)      Resolution of the Board of Directors of North American
                  Security Life Insurance Company establishing the NASL Variable
                  Account - Incorporated by reference to Exhibit (b)(1)(i) to
                  Form N-4, file number 33-76162, filed February 25, 1998.

         (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 - Incorporated by reference to Exhibit (b)(1)(ii) to post-effective amendment no. 2 to Form N-4, file number 33-77878, filed March 1, 1996.

         (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Incorporate by reference to Exhibit (b)(1)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Incorporated by reference to Exhibit (b)(1)(iv) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesinating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997 -- Incorporated by reference to Exhibit

                  (B)(1)(v) to Form N-4, file number, 33-76162 filed February 25, 1998.

(2)      Agreements for custody of securities and similar investments - Not
         Applicable.

(3)      (i)      Underwriting Agreement between North American Security Life
                  Insurance Company (Depositor) and NASL Financial Services,
                  Inc. (Underwriter) -- Incorporated by reference to Exhibit
                  (b)(3)(i) to Form N-4, file number 33-76162, filed March 1,
                  1999.

         (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc.-- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iii) Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent-- Incorporated by reference to Exhibit (b)(3)(iv) to Form N-4, file number 33-76162, filed February 25, 1998.

(4)      (i)      Specimen Flexible Purchase Payment Individual Deferred
                  Variable Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(4)(i) to this registration statement, filed April 7, 1997.

         (ii)     Specimen Endorsement to Contract: Fixed Account
                  Endorsement--Incorporated by reference to Exhibit (b)(4)(ii) to registration statement filed February 26, 1998

         (iii) Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.


         (v) Guaranteed Income Rider Endorsement - Incorporated by reference to exhibit (b)(4)(v) to post-effective amendment no. 7 this registration statement, filed February 28, 2001.



         (vi) Enhanced Death Benefit Rider Endorsement - Incorporated by reference to exhibit (b)(4)(vi) to post-effective amendment no. 7 This registration statement, filed February 28, 2001.


(5)      (i)      Specimen Application for Flexible Purchase Payment Individual
                  Deferred Combination Fixed and Variable Annuity Contract,
                  Non-Participating -- Incorporated by reference to Exhibit
                  (b)(5)(i) to post effective amendment 5 to file number
                  333-24657, filed February 28, 2000.

         (ii) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit
                  (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)      (i)      Certificate of Incorporation of North American Security Life
                  Insurance Company -- Incorporated by reference to Exhibit
                  (3)(i) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

         (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit
                  (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

         (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

         (vi) Amended and Restated By-laws of The Manufacturers Life Insurance Company of North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

(7)      (i)      Form of Variable Annuity Reinsurance Agreement Contract
                  between North American Security Life Insurance Company and
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b)(7)(i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b)(7)(ii) to this registration statement.

         (iii) Contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

         (iv) Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

         (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.


         (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000



         (iii) Amendment to Remote Service Agreement Dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit
                  (b)(8)(ii) to post-effective amendment No. 9 to Form N-4, File Number 33-76162 Filed April 27, 2000.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered -- Incorporated by reference to Exhibit
         (b)(9) to this registration statement, filed April 7, 1997.


(10)     Written consent of Ernst & Young LLP, independent auditors - FILED
         HEREWITH


(11) All financial statements omitted from Item 23, Financial Statements-- Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of computation,-- Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule - Not Applicable.

(15)     (i)      Power of Attorney - North American Security Life Insurance
                  Company Director (John D. Richardson) - Incorporated by reference to Exhibit (b)(15)(iii) to Form N-4, file no.
                  33-28455 filed April 30, 1997 on behalf of the NASL Variable
                  Account of North American Security Life Insurance Company.

         (ii) Power of Attorney - David W. Libbey North American Security Life Insurance Company (Principal Financial Officer) -- Incorporated by reference to Exhibit (24)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) Power of Attorney - John D. DesPrez III (Director, The Manufacturers Life Insurance Company of North America) -- Incorporated by reference to Exhibit (14)(iv) to post-effective amendment No. 1 to form N-4 , file number 333-38081 filed April 19, 1999.


Item 25.          Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

Name and Principal
Business Address                   Position with Depositor
----------------                   -----------------------
John D. DesPrez III**              Director and Chairman of the Board of
                                   Directors

James R. Boyle*                    Director and President

David W. Libbey*                   Director, Vice President, Treasurer & Chief

Marc Costantini*                   Vice President, Annuity Product Management

Robert Boyda**                     Vice President, Investment Management
                                   Services

James D. Gallagher**               Vice President, Secretary and General Counsel

Kevin S. Hill*                     Vice President, Business Implementation

Mark S. Rizza*                     Vice President Information Services,
                                   U.S. Annuities

Jonnie M. Smith*                   Vice President, Customer Service and
                                   Administration

Jonnie Smith*                      Vice President, Customer Service and
                                   Administration

J. Brent Wilkinson*                Vice President, E-Business, U.S. Annuities

*500 Boylston Street, Boston, MA 02116
**73 Tremont Street, Boston, MA  02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART
                             AS OF DECEMBER 31, 2000




                                                                                                 % OF           JURISDICTION OF
AFFILIATE                                                                                        EQUITY          INCORPORATION
---------                                                                                        ------          -------------
Manulife Financial Corporation                                                                    100                Canada
The Manufacturers Life Insurance Company                                                          100                Canada
       MF Leasing (Canada) Inc.                                                                   100                Ontario
       1332953 Ontario Inc.                                                                       100                Ontario
    MLI Resources Inc.                                                                            100                Alberta
    Manulife Financial Services Inc.                                                              100                Canada
    1293319 Ontario Inc.                                                                          100                Ontario
      Enterprise Capital Management Inc.                                                           20                Ontario
      Cantay Holdings Inc.                                                                        100                Ontario
      994744 Ontario Inc.                                                                         100                Ontario
      3426505 Canada Inc.                                                                         100                Canada
      Manulife Bank of Canada                                                                     100                Canada
      Manulife Securities International Ltd.                                                      100                Canada
      NAL Resources Limited                                                                       100                Alberta
      Manulife International Capital Corporation Limited                                          100                Ontario
        Golf Town Canada Inc.                                                                    59.9                Canada
        VFC Inc.                                                                                   25                Canada
        1198184 Ontario Limited                                                                   100                Ontario
        Regional Power Inc.                                                                        80                Ontario
             La Regionale Power Port-cartier Inc.                                                 100                Canada
           La Regionale Power Angliers Inc.                                                       100                Canada
           Addalam Power Corporation(x)                                                            50                Philippines
        Luxell Technologies Inc.                                                                 15.1                Ontario
    FNA Financial Inc.                                                                            100                Canada
        Nal Trustco Inc.                                                                          100                Ontario
        First North American Insurance Company                                                    100                Canada
          Elliott & Page Limited                                                                  100                Ontario
          Seamark Asset Management Ltd.                                                         67.86                Canada
          NAL Resources Management Limited                                                        100                Canada
    Manucab Ltd.                                                                                  100                Canada
    Manulife European Holdings (Alberta) Limited                                                  100                Alberta
         Manulife Hungary Holdings Property Management Limited Liability                           99**              Hungary
          Company
    The Manufacturers Investment Corporation                                                      100                Michigan
         Manulife Reinsurance Corporation (U.S.A.)                                                100                Michigan

            Manulife Reinsurance Limited                                                          100                Bermuda
               MRL Holding, LLC                                                                   100                Delaware
               The Manufacturers Life Insurance Company (U.S.A.)                                96.45*               Michigan
               Flex Holding, LLC                                                                 22.4                Delaware
                  Flex Leasing I, LLC                                                           99.99                Delaware
               Flex Leasing II, LLC                                                              19.6                Delaware
               Ennal, Inc.                                                                        100                Ohio

                                                                                                 % OF           JURISDICTION OF
AFFILIATE                                                                                        EQUITY          INCORPORATION
---------                                                                                        ------          -------------
               ESLS Investment Limited, LLC                                                         100              Ohio
               Thornhill Leasing Investments, LLC                                                    90              Delaware
               The Manufacturers Life Insurance Company of America                                  100              Michigan
                  Manulife Holding Corporation                                                      100              Delaware
                       ManEquity, Inc.                                                              100              Colorado
                       Manufacturers Adviser Corporation                                            100              Colorado
                       Manulife Capital Corporation                                                 100              Delaware
                         MCC Strategic Management Inc.                                              100              Delaware
                         MF Private Capital, Inc.                                                   100              Delaware
                             MF Private Capital Securities, Inc.                                    100              Delaware
                             MF Private Capital Ventures, Inc.                                      100              Delaware
                             MFPC Insurance Advisors, Inc.                                          100              Delaware
                       Manulife Property Management of Washington, D.C., Inc.                       100              Wash., D.C.
                       ManuLife Service Corporation                                                 100              Colorado
                       Manulife Leasing Co., LLC                                                     80              Delaware
               Dover Leasing Investments, LLC                                                        99              Delaware
               Ironside Venture Partners I LLC                                                      100              Delaware
                  Newriver Investor Communications Inc.                                           14.67              Delaware
                  Knowledge Impact Inc.                                                           13.01              Delaware
                  Linx Communications Inc.                                                        12.39              Delaware
               Ironside Venture Partners II LLC                                                     100              Delaware
               Manulife-wood Logan Holding Co., Inc.                                                100              Delaware
                  Manulife Wood Logan, Inc.                                                         100              Connecticut
                  The Manufacturers Life Insurance Company of North America                         100              Delaware
                      Manufacturers Securities Services, LLC                                         90(SPADE)       Delaware
                      The Manufacturers Life Insurance Company of New York                          100              New York
    Manulife International Investment Management Limited                                            100              U.K.
        Manulife International Fund Management Limited                                              100              U.K.
    WT(SW) Properties Ltd.                                                                          100              U.K.
    Manulife Europe Ruckversicherungs-Aktiengesellschaft                                            100              Germany
    Mil Holdings (Bermuda) Limited                                                                  100              Bermuda
    Worldinsure.com Limited                                                                        12.6              Bermuda
    Manulife International Holdings Limited                                                         100              Bermuda
        Manulife Provident Funds Trust Company Limited                                              100              Hong Kong
        Manulife (International) Limited                                                            100              Bermuda
           Manulife-sinochem Life Insurance Co. Ltd.                                                 51              China
           The Manufacturers (Pacific Asia) Insurance Company Limited                               100              Hong Kong
           Manulife Consultants Limited                                                             100              Hong Kong
           Manulife Financial Shareholdings Limited                                                  50              Hong Kong
           Manulife Financial Management Limited                                                     50              Hong Kong
           Manulife Financial Group Limited                                                          50              Hong Kong
           Manulife Financial Investment Limited                                                     50              Hong Kong
           Manulife Funds Direct (Barbados) Limited                                                 100              Barbados
           P.T. Manulife Aset Manajemen Indonesia                                                    55              Indonesia
           Manulife Funds Direct (Hong Kong) Limited                                                100              Hong Kong

                                                                                                 % OF           JURISDICTION OF
AFFILIATE                                                                                        EQUITY          INCORPORATION
---------                                                                                        ------          -------------
    Manulife Data Services Inc.                                                                     100              Barbados
    ManuLife (International) Reinsurance Limited                                                    100              Bermuda
        Manufacturers P&C Limited                                                                   100              Barbados
        Manufacturers Life Reinsurance Limited                                                      100              Barbados
        Manulife Management Services Ltd.                                                           100              Barbados
    Chinfon-Manulife Insurance Company Limited                                                      60              Vietnam
    Chinfon-manulife Insurance Company Limited                                                       60              Bermuda
    Oub Manulife Pte. Ltd.                                                                           50              Singapore
    The Manufacturers Life Insurance Co. (Phils.), Inc.                                             100              Philippines
        Manulife Financial Plans, Inc.                                                              100              Philippines
    P.T. Asuransi Jiwa Manulife Indonesia                                                            91              Indonesia
        P.T. Buanadaya Sarana Informatika                                                           100              Indonesia
        P.T. Asuransi Jiwa Arta Mandiri Prima                                                       100              Indonesia
    Manulife (Malaysia) Sdn.bhd.                                                                    100              Malaysia
    Manulife (Thailand) Ltd.                                                                        100              Thailand
    Manulife Holdings (Hong Kong) Limited                                                           100              Hong Kong
    Manulife Financial Systems (Hong Kong) Limited                                                  100              Hong Kong
    Manulife Century Investments (Alberta) Inc.                                                   100              Alberta
        Manulife Century Investments (Bermuda) Limited                                               87(CLUB)        Bermuda
            Manulife System Service Kabushiki Kaisha                                                 90(DIAMOND)     Japan
            Manulife Century Investments (Luxembourg) S.A.                                          100              Luxembourg
                Manulife Century Investments (Netherlands) B.V.                                     100              Netherlands
                    Manulife Century Holdings (Netherlands) B.V.                                    100              Netherlands
                    Daihyaku Manulife Holdings (Bermuda) Limited                                    100              Bermuda
                       Kyoritsu Confirm Co., Ltd.                                                        90.9(CLUB CLUB)   Japan
                       Daihyaku Premium Collection Co., Ltd.                                               57(TRIANGLE)    Japan
                    Manulife Century Life Insurance Company                                        41.7(+/-)(HEART)  Japan
                       Manulife Century Business Company                                          100              Japan



     (X)          Inactive subsidiaries are noted in italics.

     * 3.55% OF The Manufacturers Life Insurance Company (USA) is owned by Mrl Holding LLC.

     ** 1% of Manulife Hungary Holdings Property Management Limited Liability Company is owned by The Manufacturers Life Insurance Company.

     (SPADE) 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

     (CLUB) 13% of Manulife Century Investments (Bermuda) Limited is owned by MLI.

     (CLUB)(CLUB) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife
                  Century Life Insurance Company

     (TRIANGLE)   10% of Daihyaku Premium Collection Co., Ltd. is owned by
                  Manulife Century Life Insurance Company

     (+/-) 8.8% of Manulife Century Life Insurance Company is owned by Daihyaku Manulife Holdings (Bermuda) Limited.

     (DIAMOND)    10% of Manulife System Service Kabushiki Kaisha is owned by
                  Manulife Century Life Insurance Company.

     (HEART) 32.9% of Manulife Century Life Insurance Company is owned by Manulife Century Holdings (Netherlands) B.V.


Item 27.  Number of Contract Owners.


As of FEBRUARY 28, 2001, there were 18,425 qualified contracts and 19,816 non-qualified contracts of the series offered hereby outstanding.

Item 28.  Indemnification.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.


Article XIV of the By-laws of the Company provides as follows:

         Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.


Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.       Name of Investment Company                     Capacity In which acting
         --------------------------                     ------------------------

         Manufacturers Investment Trust                 Investment Adviser

         The Manufacturers Life Insurance               Principle Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance               Principle Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance               Principle Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance               Principle Underwriter
         Company of New York Separate
         Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under Item 25.

c.       None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  Management Services.

None.

Item 32.  Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America separate account A, certifies that it meets all the requirements for effectiveness of this amendment to the registration statement pursuant to Securities Act of 1933 rule 485(b) and has caused this amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 25th day of April, 2001.


                                        THE MANUFACTURERS LIFE INSURANCE COMPANY
                                        OF NORTH AMERICA SEPARATE ACCOUNT A
                                                      (Registrant)


                                        By:  THE MANUFACTURERS LIFE INSURANCE
                                             COMPANY OF NORTH AMERICA
                                                    (Depositor)



                                        By:  /s/ James R. Boyle
                                             James R. Boyle, President



Attest:

/s/ James D. Gallagher
James D. Gallagher, Secretary



         Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 25th day of April, 2001 in the City of Boston, and Commonwealth of Massachusetts.


                                        THE MANUFACTURERS LIFE INSURANCE COMPANY
                                        OF NORTH AMERICA
                                                         (Depositor)



                                        By:      /s/ James R. Boyle
                                                 James R. Boyle, President


Attest:



/s/ James D. Gallagher
James D. Gallagher, Secretary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 25th day of APRIL, 2001.



SIGNATURE                          TITLE
---------                          -----

*                                  Director and Chairman
John D. DesPrez III                of the Board




/s/ James R. Boyle.                Director, and President
James R. Boyle.                    (Principal Executive Officer)





*                                  Director, Vice President and
David W. Libbey                    Treasurer and Chief Financial Officer
                                   (Principal Financial and Accounting Officer)



*By:     /s/ James D. Gallagher
         James D. Gallagher
         Attorney-in-Fact
         Pursuant to Powers
         of Attorney

                                  EXHIBIT INDEX



Exhibit No.                Description
-----------                -----------

(B)(10)                    Consent of Ernst & Young